UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5867
Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.
January 31, 2009 Oppenheimer Management New Jersey Commentaries and Municipal Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers Listing of Top Holdings SEMIANNUAL REPORT Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” — Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	15.7%
Hospital/Health Care	15.0
Airlines	8.3
General Obligation	6.4
Special Tax	5.8
Electric Utilities	5.5
Water Utilities	5.3
Higher Education	5.2
Highways/Commuter Facilities	5.1
Adult Living Facilities	3.8
Portfolio holdings are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.
Credit Allocation

AAA	7.3%
AA	18.3
A	19.0
BBB	36.8
BB or lower	18.6
Allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 15.35% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer New Jersey Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical”
19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES Continued
section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2008	January 31, 2009	January 31, 2009

Actual
Class A	$1,000.00	$781.00	$11.26
Class B	1,000.00	777.10	15.01
Class C	1,000.00	778.10	14.84

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,012.65	12.71
Class B	1,000.00	1,008.47	16.95
Class C	1,000.00	1,008.67	16.74
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	2.49%
Class B	3.32
Class C	3.28
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—139.2%
New Jersey—101.5%
$490,000	Atlantic County, NJ Utilities Authority Solid Waste[1]	7.125%	03/01/2016	$481,464
3,880,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000	06/15/2027	2,714,138
10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,023
75,000	Bergen County, NJ Utilities Authority[1]	5.500	12/15/2016	75,193
25,000	Berkeley, NJ HFC (Bayville Hsg.)[1]	5.750	08/01/2014	25,055
3,000,000	Burlington County, NJ Bridge Commission Economic Devel. (The Evergreens)[1]	5.625	01/01/2038	1,721,220
75,000	Camden County, NJ PCFA (Camden County Energy Recovery Associates)	7.500	12/01/2009	75,151
100,000	Camden County, NJ PCFA (Camden County Energy Recovery Associates)	7.500	12/01/2010	100,159
25,000	Essex County, NJ Improvement Authority (Mt. Carmel Towers)[1]	4.850	11/01/2032	20,616
20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,000
105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	101,289
945,000	Gloucester County, NJ HDC (Colonial Park)[1]	6.200	09/15/2011	918,049
5,000	Gloucester County, NJ Utilities Authority[1]	5.125	01/01/2013	5,014
25,000	Haledon, NJ School District[1]	5.625	02/01/2009	25,003
3,860,000	Hudson County, NJ Solid Waste Improvement Authority (Koppers Site)[1]	6.125	01/01/2029	2,621,866
1,000,000	Hudson County, NJ Solid Waste Improvement Authority, Series 1[1]	6.000	01/01/2029	692,850
5,000	Jackson, NJ Township Municipal Utilities Authority[1]	5.500	12/01/2015	5,059
35,000	Middlesex County, NJ Improvement Authority (Edison Township)[1]	5.650	09/15/2011	35,121
825,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2015	649,424
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2020	321,200
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2032	1,288,693
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.125	01/01/2037	546,942
975,000	Middlesex County, NJ Improvement Authority (Skyline Tower Urban Renewal Associates)[1]	5.350	07/01/2034	871,874
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	17,507
2,500,000	Middlesex County, NJ Pollution Control Authority (Amerada Hess Corp.)[1]	6.050	09/15/2034	2,241,800
15,000	Monmouth County, NJ Improvement Authority[1]	5.450	07/15/2013	15,045
35,000	Morris-Union, NJ Joint Commission COP[1]	7.300	08/01/2009	35,051
F1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$35,000	New Brunswick, NJ Hsg. & Urban Devel. Authority[1]	5.500%	08/01/2011	$35,094
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,257
2,045,000	NJ EDA (American Airlines)	7.100	11/01/2031	925,485
3,060,000	NJ EDA (Applewood Estates)[1]	5.000	10/01/2035	2,222,631
50,000	NJ EDA (Bristol Glen)[1]	5.750	07/01/2029	33,540
1,130,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500	07/01/2018	885,570
25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500	07/01/2028	15,686
10,000	NJ EDA (Cigarette Tax)[1]	5.625	06/15/2017	9,045
25,000	NJ EDA (Consumers New Jersey Water Company)[1]	5.100	09/01/2032	17,573
580,000	NJ EDA (Continental Airlines)[1]	5.500	04/01/2028	273,574
17,590,000	NJ EDA (Continental Airlines)[1]	6.250	09/15/2019	12,631,203
4,375,000	NJ EDA (Continental Airlines)[1]	6.250	09/15/2029	2,752,969
7,240,000	NJ EDA (Continental Airlines)[1]	6.400	09/15/2023	4,896,702
3,940,000	NJ EDA (Continental Airlines)[1]	6.625	09/15/2012	3,258,774
11,430,000	NJ EDA (Continental Airlines)[1]	7.000	11/15/2030	7,497,166
9,475,000	NJ EDA (Continental Airlines)[1]	9.000	06/01/2033	7,666,981
5,000,000	NJ EDA (Converted Organics of Woodbridge)	8.000	08/01/2027	3,364,900
3,100,000	NJ EDA (Cranes Mill)[1]	5.100	06/01/2027	2,281,941
160,000	NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	163,326
115,000	NJ EDA (Devereux Foundation)[1]	5.450	05/01/2027	97,826
2,605,000	NJ EDA (Elizabethtown Water Company)[1]	5.600	12/01/2025	2,606,276
2,999,948	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750	08/01/2021	1,610,042
290,000	NJ EDA (General Motors Corp.)	5.350	04/01/2009	84,100
6,000,000	NJ EDA (GMT Realty)[1]	6.875	01/01/2037	4,379,580
25,000	NJ EDA (Greater New York Councils Boy Scouts of America)[1]	5.450	09/01/2023	24,611
425,000	NJ EDA (Hackensack Water Company)[1]	5.900	03/01/2024	356,562
18,650,000	NJ EDA (Hamilton Care)[1]	6.650	11/01/2037	12,488,786
3,700,000	NJ EDA (JVG Properties)[1]	5.375	03/01/2019	3,414,619
2,500,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500	04/01/2031	1,792,375
130,000	NJ EDA (Keswick Pines)[1]	5.600	01/01/2012	123,917
75,000	NJ EDA (Keswick Pines)[1]	5.750	01/01/2024	53,741
45,000	NJ EDA (Kullman Associates)[1]	6.125	06/01/2018	34,544
140,000	NJ EDA (Kullman Associates)[1]	6.750	07/01/2019	108,669
160,000	NJ EDA (Leisure Park)[1]	5.875	12/01/2027	108,011
810,000	NJ EDA (Lions Gate)[1]	5.750	01/01/2025	556,089
1,345,000	NJ EDA (Lions Gate)[1]	5.875	01/01/2037	831,479
30,000	NJ EDA (Manchester Manor)[1]	6.700	08/01/2022	30,023
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750	11/01/2024	824,830
F2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800%	11/01/2031	$906,516
2,280,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500	06/01/2031	1,992,469
1,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	1,736,350
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500	04/01/2031	64,526
525,000	NJ EDA (Middlesex Water Company)[1]	5.250	10/01/2023	476,039
1,100,000	NJ EDA (Middlesex Water Company)[1]	5.250	02/01/2029	796,730
770,000	NJ EDA (Middlesex Water Company)[1]	5.350	02/01/2038	622,838
5,000	NJ EDA (New Jersey American Water Company)[1]	5.250	11/01/2032	4,003
2,800,000	NJ EDA (New Jersey American Water Company)[1]	5.250	07/01/2038	2,163,924
150,000	NJ EDA (New Jersey American Water Company)[1]	5.350	06/01/2023	150,015
255,000	NJ EDA (New Jersey American Water Company)[1]	5.350	06/01/2023	255,421
1,685,000	NJ EDA (New Jersey American Water Company)[1]	5.375	05/01/2032	1,198,557
1,020,000	NJ EDA (New Jersey American Water Company)[1]	5.500	06/01/2023	928,363
11,855,000	NJ EDA (New Jersey American Water Company)[1]	5.950	11/01/2029	9,267,883
1,310,000	NJ EDA (New Jersey American Water Company)[1]	6.000	05/01/2036	992,548
7,035,000	NJ EDA (New Jersey American Water Company)[1]	6.875	11/01/2034	6,030,613
120,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000	12/01/2038	91,556
25,000	NJ EDA (New Jersey Transit Corp.)[1]	5.700	12/15/2013	25,069
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	30,088
10,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	10,028
400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	300,688
700,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	476,399
2,780,000	NJ EDA (Nui Corp.)[1]	5.250	11/01/2033	1,651,320
3,995,000	NJ EDA (Nui Corp.)[1]	5.250	11/01/2033	2,572,580
8,000,000	NJ EDA (Pingry School)[1]	5.000	11/01/2038	4,359,200
6,225,000	NJ EDA (Public Service Electric and Gas)[1]	6.400	05/01/2032	5,656,222
1,165,000	NJ EDA (Reformed Church Ministries to the Aging The Particulare Synod Mid-Atlantics)[1]	5.375	12/01/2018	929,740
18,080,000	NJ EDA (School Facilities Construction)[3]	5.125	03/01/2028	17,346,314
36,180,000	NJ EDA (School Facilities Construction)[3]	5.125	03/01/2030	34,110,685
1,215,000	NJ EDA (St. Francis Life Care Corp.)[1]	5.700	10/01/2017	1,008,900
2,230,000	NJ EDA (St. Francis Life Care Corp.)[1]	5.750	10/01/2023	1,626,941
10,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.250	11/01/2020	7,958
115,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.375	11/01/2031	76,592
20,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125	07/01/2018	15,091
10,000	NJ EDA (United Methodist Homes of New Jersey)[1]	7.100	07/01/2010	9,772
45,000	NJ EDA (United Methodist Homes of New Jersey)[1]	7.200	07/01/2010	44,696
2,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250	11/15/2026	1,629,350
F3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250%		11/15/2036	$2,056,810
90,000	NJ Educational Facilities Authority (Beth Medrash Govoha America)	6.375		07/01/2030	97,694
625,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250		07/01/2032	436,563
17,000,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000		07/01/2025	14,130,740
10,000	NJ Educational Facilities Authority (Jersey City State College)[1]	6.250		07/01/2010	10,036
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,123
4,250,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2034	3,030,633
90,000	NJ Educational Facilities Authority (University of Medicine & Dentistry)[1]	5.250		12/01/2025	87,255
475,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.150		07/01/2020	363,551
750,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.375		07/01/2025	542,528
565,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.625		07/01/2035	387,206
6,325,000	NJ Health Care Facilities Financing Authority (Bayonne Hospital)[1]	6.250		07/01/2012	5,753,030
150,000	NJ Health Care Facilities Financing Authority (Capital Health System)[1]	5.250		07/01/2017	147,542
160,000	NJ Health Care Facilities Financing Authority (Capital Health System)[1]	5.250		07/01/2027	129,480
110,000	NJ Health Care Facilities Financing Authority (Capital Health System)[1]	5.375		07/01/2033	84,439
4,145,000	NJ Health Care Facilities Financing Authority (Capital Health System)[1]	5.750		07/01/2023	3,891,658
39,155,000	NJ Health Care Facilities Financing Authority (CHE/MM/MC Obligated Group)[4]	2.240	[5]	11/15/2033	24,471,875
1,000,000	NJ Health Care Facilities Financing Authority (Children’s Specialized Hospital)[1]	5.500		07/01/2036	770,100
70,000	NJ Health Care Facilities Financing Authority (Chilton Memorial Hospital)[1]	5.000		07/01/2013	70,015
50,000	NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)[1]	5.500		07/01/2017	50,024
35,000	NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)[1]	5.500		07/01/2027	30,193
10,000	NJ Health Care Facilities Financing Authority (Community Hospital Group/Hartwyck at Oak Tree Obligated Group)[1]	5.000		07/01/2025	8,296
F4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300%		07/01/2023	$6,834,660
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	470,873
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	552,620
1,260,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	830,869
50,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.200		07/01/2019	37,137
435,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.250		07/01/2028	265,541
1,430,000	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,4]	5.125		07/01/2018	48,191
5,755,000	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,4]	5.125		07/01/2028	193,944
135,000	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,4]	6.625		07/01/2036	4,550
1,200,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2014	1,103,412
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	7,748,301
1,050,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.750		07/01/2025	1,034,061
25,000	NJ Health Care Facilities Financing Authority (Society of the Valley Hospital)[1]	5.375		07/01/2025	21,049
20,000	NJ Health Care Facilities Financing Authority (Society of the Valley Hospital)[1]	5.500		07/01/2020	19,077
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	5,970
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	35,543
250,000	NJ Health Care Facilities Financing Authority (South Jersey Hospital System)[1]	5.000		07/01/2036	189,753
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[6]	07/01/2030	4,835,087
45,000	NJ Health Care Facilities Financing Authority (St. Barnabas)[1]	5.000		07/01/2024	36,867
10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	7,085,500
500,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)[1]	6.875		07/01/2020	501,360
F5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$1,050,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)[1]	6.875%	07/01/2030	$947,058
50,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)[1]	5.200	07/01/2031	38,728
2,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250	07/01/2030	1,314,280
5,880,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2030	3,863,983
15,000	NJ HFA[1]	5.250	11/01/2015	15,025
30,000	NJ Higher Education Assistance Authority (Student Loans)[1]	5.250	06/01/2018	30,348
80,000	NJ Higher Education Assistance Authority (Student Loans)[1]	5.300	06/01/2017	80,847
25,000	NJ Higher Education Assistance Authority (Student Loans)[1]	5.800	06/01/2016	25,128
10,000	NJ Higher Education Assistance Authority (Student Loans)[1]	5.900	07/01/2009	10,028
15,000	NJ Higher Education Assistance Authority (Student Loans)[1]	6.125	07/01/2015	15,025
30,000,000	NJ Higher Education Student Assistance Authority (Student Loan)[3]	6.125	06/01/2030	30,032,100
380,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	392,392
10,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.150	06/01/2019	10,229
10,000,000	NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)[3]	4.550	10/01/2022	9,109,234
5,000,000	NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)[3]	4.625	10/01/2027	4,169,725
4,500,000	NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)[3]	5.000	10/01/2037	3,687,143
6,160,000	NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)[3]	5.375	04/01/2030	5,814,085
85,000	NJ Hsg. & Mtg. Finance Agency (Homebuyer)[1]	5.150	10/01/2018	86,371
2,180,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	4.900	11/01/2026	1,937,301
1,000,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000	11/01/2036	829,320
275,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.150	11/01/2030	244,948
45,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.400	11/01/2017	45,286
370,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[1]	4.800	10/01/2047	285,733
2,500,000	NJ Hsg. & Mtg. Finance Agency, Series A1	4.850	11/01/2039	1,999,550
2,150,000	NJ Hsg. & Mtg. Finance Agency, Series A1	4.950	11/01/2048	1,707,831
25,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.050	05/01/2034	21,353
F6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$130,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.550%		05/01/2027	$124,943
2,085,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.650		05/01/2040	1,999,327
20,000	NJ Hsg. & Mtg. Finance Agency, Series BB1	5.300		04/01/2017	20,347
1,525,000	NJ Hsg. & Mtg. Finance Agency, Series M1	5.000		10/01/2036	1,398,532
55,000	NJ Hsg. & Mtg. Finance Agency, Series T1	5.600		04/01/2017	55,508
75,000	NJ Hsg. & Mtg. Finance Agency, Series U1	5.550		10/01/2011	75,678
1,375,000	NJ Hsg. & Mtg. Finance Agency, Series U1	5.750		04/01/2018	1,383,223
375,000	NJ Hsg. & Mtg. Finance Agency, Series U1	5.850		04/01/2029	368,089
1,525,000	NJ South Jersey Port Corp.[1]	5.200		01/01/2023	1,423,847
200,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	168,498
16,980,000	NJ Tobacco Settlement Financing Corp.[1]	4.500		06/01/2023	12,436,831
48,000,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	30,648,480
30,035,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	16,026,376
11,585,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	7,378,834
200,950,000	NJ Tobacco Settlement Financing Corp.	5.812	[6]	06/01/2041	5,763,246
417,450,000	NJ Tobacco Settlement Financing Corp.	6.292	[6]	06/01/2041	13,533,729
15,000	NJ Wastewater Treatment[1]	5.200		09/01/2010	15,048
20,000	Pompton Lakes, NJ School District[1]	5.500		08/01/2009	20,076
1,535,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	1,241,754
5,485,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	4,229,758
2,650,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2011	2,535,361
3,210,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	2,679,933
2,045,000	Port Authority NY/NJ, 126th Series[1]	5.250		05/15/2037	1,760,500
9,235,000	Port Authority NY/NJ, 127th Series[3]	5.250		12/15/2032	8,119,334
10,500,000	Port Authority NY/NJ, 143rd Series[3]	5.000		10/01/2030	9,166,343
20,000	Riverside, NJ Township GO1	5.450		12/01/2010	20,051
60,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600		11/01/2025	60,044
215,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600		11/01/2025	201,864
1,565,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.200		03/01/2025	1,565,516
4,790,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[4]	5.450		02/01/2032	3,956,684
1,440,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.750		04/01/2031	1,005,653
65,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000		03/01/2028	65,075
50,000	Union County, NJ Utilities Authority (County Deficiency)[1]	5.000		06/15/2028	43,284
50,000	Union County, NJ Utilities Authority (County Deficiency)[1]	5.000		06/15/2028	50,011
15,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.000		06/01/2016	15,029
F7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$1,770,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.000%		06/01/2023	$1,566,344
185,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.350		06/01/2023	165,971
160,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2017	160,486
185,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2018	185,202
350,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2019	347,893
120,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2020	116,893
5,000	University of Medicine & Dentistry of New Jersey COP[1]	6.750		12/01/2009	5,013

					480,936,102
U.S. Possessions—37.7%
5,570,000	Guam GO1	5.125		11/15/2027	3,894,711
1,455,000	Guam GO1	5.400		11/15/2018	1,207,810
2,500,000	Guam Government Waterworks Authority and Wastewater System[1]	5.875		07/01/2035	1,891,925
3,900,000	Guam Government Waterworks Authority and Wastewater System[1]	6.000		07/01/2025	3,185,949
50,000	Guam Power Authority, Series A1	5.125		10/01/2029	35,479
4,650,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	2,863,610
300,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	231,840
1,225,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	775,229
3,230,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	2,059,933
10,000,000	Puerto Rico Aqueduct & Sewer Authority[3]	5.125		07/01/2047	8,350,701
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[7]	07/01/2024	1,827,975
5,200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	3,508,596
3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	2,024,310
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[6]	05/15/2055	164,580
350,000	Puerto Rico Commonwealth GO1	5.000		07/01/2025	300,314
50,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	42,384
4,685,000	Puerto Rico Commonwealth GO1	5.000		07/01/2034	3,771,847
3,170,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	2,626,599
945,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	800,708
1,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	1,475,425
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	798,095
16,035,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	13,400,931
6,200,000	Puerto Rico Electric Power Authority, Series UU1	1.642	[5]	07/01/2025	3,007,000
F8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$20,500,000	Puerto Rico Electric Power Authority, Series UU4,8	1.662	[5]%	07/01/2031	$9,993,750
810,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	632,440
16,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	13,246,560
41,000,000	Puerto Rico Highway & Transportation Authority, Series N4	1.491	[5]	07/01/2045	15,375,000
450,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	369,689
1,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	842,110
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	3,968,400
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	3,968,400
9,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	7,631,033
20,100,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	15,565,239
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	565,068
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	84,264
555,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	384,893
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,473,575
205,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.250		08/01/2032	196,021
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	620,100
265,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250		07/01/2024	255,720
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2024	447,155
3,250,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	2,869,490
18,350,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	8,400,447
80,000	Puerto Rico Port Authority, Series D1	6.000		07/01/2021	79,237
265,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	233,836
4,535,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	3,876,065
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	255,697
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,266,366
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	3.069	[5]	08/01/2057	5,200,000
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250		08/01/2057	7,380,270
1,000,000	University of Puerto Rico[1]	5.000		06/01/2025	796,690
3,350,000	University of Puerto Rico[1]	5.000		06/01/2025	2,668,912
3,000,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	2,224,140
150,000	University of V.I., Series A1	5.250		12/01/2023	126,549
710,000	University of V.I., Series A1	5.375		06/01/2034	538,279
1,000,000	University of V.I., Series A1	6.000		12/01/2024	766,190
40,000	University of V.I., Series A1	6.250		12/01/2029	29,122
60,000	V.I. HFA, Series A1	6.500		03/01/2025	60,014
F9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$5,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500%		07/01/2021	$3,869,182
1,515,000	V.I. Public Finance Authority, Series A1	6.375		10/01/2019	1,526,075
325,000	V.I. Public Finance Authority, Series E1	5.875		10/01/2018	290,228
2,500,000	V.I. Public Finance Authority, Series E1	6.000		10/01/2022	2,080,375
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[6]	05/15/2035	61,281
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[6]	05/15/2035	104,694
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[6]	05/15/2035	160,301
175,000	V.I. Water & Power Authority[1]	5.300		07/01/2021	138,866

					178,867,674

Total Investments, at Value (Cost $915,911,959)—139.2%					659,803,776
Liabilities in Excess of Other Assets—(39.2)					(185,645,190)

Net Assets—100.0%					$474,158,586

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Issue is in default. See Note 1 of accompanying Notes.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $59,243,994, which represents 12.49% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Zero coupon bond reflects effective yield on the date of purchase.

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.	When-issued security or delayed delivery to be delivered and settled after January 31, 2009. See Note 1 of accompanying Notes.
F10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	659,803,776	—
Level 3—Significant Unobservable Inputs	—	—

Total	$659,803,776	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

CHE	Catholic Health East	KMCC	Kensington Manor Care Center
COP	Certificates of Participation	MC	McCauley Center
CoMC	Community Medical Center	MM	Mercy Medical
DRIVERS	Derivative Inverse Tax Exempt Receipts	NY/NJ	New York/New Jersey
EDA	Economic Devel. Authority	PCFA	Pollution Control Finance Authority
GO	General Obligation	ROLS	Residual Option Longs
HDC	Housing Devel. Corp.	RWJ	Robert Wood Johnson
HFA	Housing Finance Agency	SEAM	Sociedad Espanola de Auxilio Mutuo
HFC	Housing Finance Corp.	TASC	Tobacco Settlement Asset-Backed Bonds
IPCFA	Industrial Pollution Control Financing	THGS	The House of the Good Shepard
	Authority	THGSF	The House of the Good Shepard
ITEMECF	Industrial, Tourist, Educational, Medical		Foundation
	and Environmental Community Facilities	V.I.	United States Virgin Islands
JFK	John Fitzgerald Kennedy
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets

Investments, at value (cost $915,911,959)—see accompanying statement of investments	$659,803,776
Cash	187,422
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis	9,993,750
Interest	8,611,922
Shares of beneficial interest sold	1,308,598
Other	1,159,331

Total assets	681,064,799

Liabilities

Payables and other liabilities:
Payable on borrowings (See Note 6)	91,800,000
Payable for short-term floating rate notes issued (See Note 1)	87,870,000
Investments purchased on a when-issued or delayed delivery basis	24,687,704
Shares of beneficial interest redeemed	1,549,439
Dividends	398,805
Interest expense on borrowings	212,551
Trustees’ compensation	74,190
Distribution and service plan fees	49,829
Shareholder communications	39,400
Transfer and shareholder servicing agent fees	23,585
Other	200,710

Total liabilities	206,906,213

Net Assets	$474,158,586

Composition of Net Assets

Paid-in capital	$772,838,306
Accumulated net investment income	3,190,171
Accumulated net realized loss on investments	(45,761,708)
Net unrealized depreciation on investments	(256,108,183)

Net Assets	$474,158,586

F12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $309,749,710 and 41,022,721 shares of beneficial interest outstanding)	$7.55
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.93

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,551,436 and 4,701,493 shares of beneficial interest outstanding)	$7.56

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $128,857,440 and 17,051,464 shares of beneficial interest outstanding)	$7.56
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income

Interest	$26,996,702
Other income	396

Total investment income	26,997,098

Expenses

Management fees	1,520,410
Distribution and service plan fees:
Class A	266,273
Class B	189,648
Class C	671,784
Transfer and shareholder servicing agent fees:
Class A	91,153
Class B	22,861
Class C	51,398
Shareholder communications:
Class A	14,355
Class B	3,050
Class C	5,862
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,998,756
Borrowing fees	1,594,523
Interest expense on borrowings	1,279,527
Trustees’ compensation	12,796
Custodian fees and expenses	5,202
Other	75,242

Total expenses	7,802,840
Less reduction to custodian expenses	(722)

Net expenses	7,802,118

Net Investment Income	19,194,980

Realized and Unrealized Loss

Net realized loss on investments	(20,542,262)
Net change in unrealized depreciation on investments	(149,741,292)

Net Decrease in Net Assets Resulting from Operations	$(151,088,574)

See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations

Net investment income	$19,194,980	$39,061,867
Net realized loss	(20,542,262)	(23,834,879)
Net change in unrealized depreciation	(149,741,292)	(121,570,462)

Net decrease in net assets resulting from operations	(151,088,574)	(106,343,474)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(11,875,698)	(26,304,136)
Class B	(1,169,403)	(2,582,285)
Class C	(4,183,339)	(8,530,712)

	(17,228,440)	(37,417,133)

Beneficial Interest Transactions

Net decrease in net assets resulting from beneficial interest transactions:
Class A	(46,384,822)	(27,574,196)
Class B	(5,012,695)	(9,377,328)
Class C	(9,861,744)	(10,784,825)

	(61,259,261)	(47,736,349)

Net Assets

Total decrease	(229,576,275)	(191,496,956)
Beginning of period	703,734,861	895,231,817

End of period (including accumulated net investment income of $3,190,171 and $1,223,631, respectively)	$474,158,586	$703,734,861

See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2009

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(151,088,574)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(51,329,204)
Proceeds from disposition of investment securities	95,245,588
Short-term investment securities, net	22,266,065
Premium amortization	723,364
Discount accretion	(3,840,576)
Net realized loss on investments	20,542,262
Net change in unrealized depreciation on investments	149,741,292
Decrease in interest receivable	226,537
Increase in receivable for securities sold	(9,791,659)
Increase in other assets	(1,092,826)
Increase in payable for securities purchased	13,797,866
Increase in payable for accrued expenses	221,454

Net cash provided by operating activities	85,621,589

Cash Flows from Financing Activities

Proceeds from bank borrowings	218,000,000
Payments on bank borrowings	(162,700,000)
Payments on short-term floating rate notes issued	(62,640,000)
Proceeds from shares sold	50,378,566
Payments on shares redeemed	(122,205,921)
Cash distributions paid	(6,736,411)

Net cash used in financing activities	(85,903,766)
Net decrease in cash	(282,177)
Cash, beginning balance	469,599

Cash, ending balance	$187,422

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $10,877,936
Cash paid for interest on bank borrowings—$1,140,491
Cash paid for interest on short-term floating rate notes issued—$1,998,756
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$10.00	$11.98	$11.90	$12.03	$10.76	$10.51

Income (loss) from investment operations:
Net investment income	.30 [1]	.57 [1]	.52 [1]	.55 [1]	.62 [1]	.67
Net realized and unrealized gain (loss)	(2.47)	(2.01)	.09	(.09)	1.32	.23

Total from investment operations	(2.17)	(1.44)	.61	.46	1.94	.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.54)	(.53)	(.59)	(.67)	(.65)

Net asset value, end of period	$7.55	$10.00	$11.98	$11.90	$12.03	$10.76

Total Return, at Net Asset Value[2]	(21.90)%	(12.20)%	5.13%	3.93%	18.46%	8.63%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$309,750	$467,974	$591,238	$371,295	$200,831	$94,214

Average net assets (in thousands)	$370,799	$526,573	$486,782	$287,248	$133,634	$78,828

Ratios to average net assets:[3]
Net investment income	7.05%	5.20%	4.32%	4.67%	5.41%	6.28%
Expenses excluding interest and fees on short-term floating rate notes issued	1.78%	0.84%	0.82%	0.90%	0.91%	0.98%
Interest and fees on short-term floating rate notes issued[4]	0.71%	0.70%	0.62%	0.63%	0.35%	0.32%

Total expenses	2.49%	1.54%	1.44%	1.53%	1.26%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.49%	1.54%	1.44%	1.47%	1.06%	1.10%

Portfolio turnover rate	9%	31%	18%	19%	7%	14%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$10.02	$11.99	$11.91	$12.05	$10.78	$10.52

Income (loss) from investment operations:
Net investment income	.27 [1]	.48 [1]	.43 [1]	.47 [1]	.54 [1]	.60
Net realized and unrealized gain (loss)	(2.49)	(1.99)	.08	(.11)	1.31	.23

Total from investment operations	(2.22)	(1.51)	.51	.36	1.85	.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.46)	(.43)	(.50)	(.58)	(.57)

Net asset value, end of period	$7.56	$10.02	$11.99	$11.91	$12.05	$10.78

Total Return, at Net Asset Value[2]	(22.29)%	(12.81)%	4.30%	3.03%	17.53%	7.92%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$35,551	$52,981	$73,579	$73,887	$62,399	$51,329

Average net assets (in thousands)	$41,957	$61,772	$75,560	$68,065	$56,755	$50,920

Ratios to average net assets:[3]
Net investment income	6.24%	4.39%	3.55%	3.93%	4.74%	5.54%
Expenses excluding interest and fees on short-term floating rate notes issued	2.61%	1.64%	1.61%	1.69%	1.68%	1.73%
Interest and fees on short-term floating rate notes issued[4]	0.71%	0.70%	0.62%	0.63%	0.35%	0.32%

Total expenses	3.32%	2.34%	2.23%	2.32%	2.03%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	3.32%	2.34%	2.23%	2.24%	1.83%	1.85%

Portfolio turnover rate	9%	31%	18%	19%	7%	14%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$10.01	$11.99	$11.91	$12.04	$10.77	$10.51

Income (loss) from investment operations:
Net investment income	.27 [1]	.48 [1]	.43 [1]	.46 [1]	.53 [1]	.59
Net realized and unrealized gain (loss)	(2.48)	(2.00)	.09	(.09)	1.32	.24

Total from investment operations	(2.21)	(1.52)	.52	.37	1.85	.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.46)	(.44)	(.50)	(.58)	(.57)

Net asset value, end of period	$7.56	$10.01	$11.99	$11.91	$12.04	$10.77

Total Return, at Net Asset Value[2]	(22.19)%	(12.87)%	4.33%	3.14%	17.54%	7.91%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$128,858	$182,780	$230,415	$138,581	$70,128	$23,795

Average net assets (in thousands)	$148,409	$202,047	$188,557	$104,423	$40,717	$20,470

Ratios to average net assets:[3]
Net investment income	6.29%	4.43%	3.55%	3.90%	4.57%	5.53%
Expenses excluding interest and fees on short-term floating rate notes issued	2.57%	1.61%	1.58%	1.66%	1.67%	1.73%
Interest and fees on short-term floating rate notes issued[4]	0.71%	0.70%	0.62%	0.63%	0.35%	0.32%

Total expenses	3.28%	2.31%	2.20%	2.29%	2.02%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	3.28%	2.31%	2.20%	2.23%	1.82%	1.85%

Portfolio turnover rate	9%	31%	18%	19%	7%	14%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$24,687,704
Sold securities	9,993,750
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $81,739,786 as of January 31, 2009, which represents 12% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes
F22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2009, municipal bond holdings with a value of $129,905,664 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $87,870,000 in short-term floating rate notes issued and outstanding at that date.
At January 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$9,045,000	NJ EDA ROLs	14.805%	3/1/30	$6,975,685
4,520,000	NJ EDA ROLs	14.805	3/1/28	3,786,314
15,000,000	NJ Higher Education Assistance Authority (Student Loans) ROLs	9.296	6/1/30	15,032,100
2,500,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	6.950	10/1/27	1,669,725
3,080,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.250	4/1/30	2,734,085
2,250,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.600	10/1/37	1,437,143
2,840,000	NJ Hsg. & Mtg. Finance Agency ROLs[3]	12.146	10/1/22	1,949,234
2,305,000	Port Authority NY/NJ, 238th Series ROLs	14.251	12/15/32	1,189,334
5,250,000	Port Authority NY/NJ, 3205th Series	7.600	10/1/46	3,916,343
4,995,000	Puerto Rico Aqueduct & Sewer Authority ROLs	8.537	7/1/47	3,345,701

				$42,035,664

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F11 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $7,160,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2009, securities with an aggregate market value of $1,856,727, representing 0.39% of the Fund’s net assets, were in default.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $11,403,911 and unused capital loss carryforwards as follows:

Expiring

2010	$1,401,537
2012	115,750
2014	34,199
2016	1,646,477

Total	$3,197,963

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $35,144,136 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$931,447,162

Gross unrealized appreciation	$2,574,089
Gross unrealized depreciation	(274,217,475)

Net unrealized depreciation	$(271,643,386)

F25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,874
Payments Made to Retired Trustees	5,485
Accumulated Liability as of January 31, 2009	53,390
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The
F26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

“Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	3,937,642	$33,472,933	14,838,614	$164,225,523
Dividends and/or distributions reinvested	924,475	7,561,410	1,548,571	16,757,573
Redeemed	(10,616,981)	(87,419,165)	(18,964,978)	(208,557,292)

Net decrease	(5,754,864)	$(46,384,822)	(2,577,793)	$(27,574,196)

Class B
Sold	242,496	$2,067,224	589,209	$6,462,965
Dividends and/or distributions reinvested	92,280	752,259	151,893	1,646,057
Redeemed	(921,976)	(7,832,178)	(1,586,728)	(17,486,350)

Net decrease	(587,200)	$(5,012,695)	(845,626)	$(9,377,328)

Class C
Sold	1,787,424	$14,637,958	4,914,635	$53,827,810
Dividends and/or distributions reinvested	315,164	2,564,267	475,838	5,148,837
Redeemed	(3,307,273)	(27,063,969)	(6,355,032)	(69,761,472)

Net decrease	(1,204,685)	$(9,861,744)	(964,559)	$(10,784,825)

F27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$51,329,204	$95,245,588
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $169,760 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of
F28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the plan at December 31, 2008 for Class B and Class C shares were $2,262,699 and $2,815,946, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
		Contingent	Contingent	Contingent
	Class A	Deferred Sales	Deferred Sales	Deferred Sales
	Front-End Sales	Charges	Charges	Charges
Six Months	Charges Retained	Retained by	Retained by	Retained by
Ended	by Distributor	Distributor	Distributor	Distributor

January 31, 2009	$46,697	$3,198	$88,912	$15,406
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes.
F29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 1.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2009, the Fund had borrowings outstanding at an interest rate of 1.3014%. Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance	$80,508,696
Average Daily Interest Rate	3.035%
Fees Paid	$2,582,498
Interest Paid	$1,140,491
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New Jersey municipal debt funds. The Board noted that the Fund’s three-year, five-year and ten-year performance for periods ended December 31, 2007, were better than its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and New Jersey municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and total expenses are lower than its peer group median although its actual management fees are higher than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	15.7%

Hospital/Health Care	14.5

Higher Education	7.9

Single-Family Housing	7.8

Electric Utilities	6.6

Adult Living Facilities	4.7

Building Products	4.4

General Obligation	3.7

Marine/Aviation Facilities	3.7

Energy Equipment & Services	3.5
Portfolio holdings are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.

Credit Allocation

AAA	8.7%

AA	25.9

A	7.8

BBB	34.9

BB or lower	22.7
Allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 16.62% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Pennsylvania Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2008	January 31, 2009	January 31, 2009

Class A	$1,000.00	$759.00	$9.77

Class B	1,000.00	755.80	13.30

Class C	1,000.00	755.80	13.21

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,014.17	11.18

Class B	1,000.00	1,010.18	15.21

Class C	1,000.00	1,010.28	15.11
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	2.19%

Class B	2.98

Class C	2.96
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS January 31, 2008 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—133.8%
Pennsylvania—103.8%
$10,000	Allegheny County, PA COP[1]	5.000%		12/01/2028	$9,185
24,750,000	Allegheny County, PA GO1	2.689	[2]	11/01/2026	18,191,250
130,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375		11/15/2022	124,970
75,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.500		11/15/2032	63,926
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2025	66,416
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2029	19,325
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125		04/01/2035	2,013,890
3,600,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.450		01/01/2028	2,638,512
55,000	Allegheny County, PA HDA (Pittsburgh Mercy Health System)[1]	5.625		08/15/2026	56,446
25,000	Allegheny County, PA HDA (The Covenant at South Hills)[3]	7.700		02/01/2009	3,025
25,000	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	7.800		02/01/2009	3,025
1,535,000	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	8.625		02/01/2021	185,735
305,000	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	8.750		02/01/2031	36,905
21,095,000	Allegheny County, PA HDA (UPMC Health System)[4]	2.959	[2]	02/01/2037	10,336,550
5,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.000		11/01/2016	5,054
10,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.000		12/15/2018	9,530
20,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.000		11/01/2023	19,519
50,000	Allegheny County, PA HEBA (Chatham College)[1]	5.250		11/15/2019	45,400
2,020,000	Allegheny County, PA HEBA (Chatham College)[1]	5.750		11/15/2028	1,684,478
8,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.750		11/15/2035	6,319,360
955,000	Allegheny County, PA HEBA (Chatham College)[1]	5.850		03/01/2022	868,276
1,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.950		03/01/2032	828,650
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900		10/15/2028	1,833,125
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		05/01/2028	11,342
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		10/15/2038	1,390,140
115,000	Allegheny County, PA HEBA (Thiel College)[1]	5.375		11/15/2019	94,123
110,000	Allegheny County, PA HEBA (Thiel College)[1]	5.375		11/15/2029	73,428
3,245,000	Allegheny County, PA HEBA (Waynesburg College)[1]	4.800		05/01/2036	2,193,328
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000		12/01/2028	7,831
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000		09/01/2021	810,880
1,250,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100		09/01/2026	941,075
1,360,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125		09/01/2031	958,066
100,000	Allegheny County, PA IDA (USX Corp.)[1]	5.500		12/01/2029	73,986
F1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$400,000	Allegheny County, PA IDA (USX Corp.)[1]	5.600%	09/01/2030	$298,588
25,000	Allegheny County, PA IDA (USX Corp.)[1]	6.000	01/15/2014	23,465
270,000	Allegheny County, PA IDA (USX Corp.)[1]	6.100	01/15/2018	242,317
20,000	Allegheny County, PA IDA (USX Corp.)[1]	6.100	07/15/2020	17,176
2,170,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	1,888,703
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	17,152,725
255,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	6.875	11/01/2017	248,923
1,775,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,559,125
1,365,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,229,032
1,775,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,614,735
3,900,000	Allegheny, PA Airport Authority (Pittsburgh International Airport)[1]	5.000	01/01/2018	3,779,802
5,000	Armstrong County, PA IDA (Kittanning Care Center)[1]	5.375	08/20/2012	5,392
5,000	Beaver County, PA Hospital Authority (Valley Health System)[1]	5.000	05/15/2028	4,504
5,000,000	Beaver County, PA IDA (First Energy General Corp.)[1]	7.125	06/01/2028	4,970,800
135,000	Beaver County, PA IDA (J. Ray McDermott and Company)[1]	6.800	02/01/2009	135,005
10,000	Bedford County, PA IDA (Brown Group)[1]	7.125	02/01/2009	9,999
250,000	Berks County, PA Municipal Authority (RHMC/HW Obligated Group)[1]	5.000	03/01/2028	229,925
40,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	6.400	01/01/2012	38,740
4,140,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	6.900	01/01/2022	3,393,517
7,135,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	7.000	01/01/2034	5,061,640
50,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3,5]	10.000	01/01/2012	3,195
1,580,000	Bonneauville Borough, PA Municipal Authority[1]	5.250	06/01/2037	1,361,944
2,000,000	Bonneauville Borough, PA Municipal Authority[1]	5.300	06/01/2043	1,715,140
5,500,000	Bradford County, PA IDA (International Paper Company)[1]	5.200	12/01/2019	3,918,310
270,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	5.700	05/01/2009	269,760
1,000,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.200	05/01/2019	811,820
10,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.300	05/01/2029	6,970
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	676,140
8,255,000	Bucks County, PA IDA (Pennsylvania Suburban Water Company)[1]	5.550	09/01/2032	7,084,854
80,000	Bucks County, PA IDA (USX Corp.)[1]	5.600	03/01/2033	58,916
F2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$5,000	Butler County, PA Hospital Authority (Butler Memorial Hospital)[1]	5.250%	07/01/2012	$5,010
145,000	Butler County, PA Hospital Authority (Butler Memorial Hospital)[1]	5.250	07/01/2016	145,274
80,000	Butler County, PA Hospital Authority (Butler Memorial Hospital)[1]	5.250	07/01/2016	80,151
480,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	373,147
880,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	614,750
100,000	Cambridge, PA Area Joint Authority[1]	5.250	12/01/2021	99,998
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	2,415,997
10,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	9,751
900,000	Chartiers Valley, PA Industrial and Commercial Devel. Authority (Asbury Health Center)[1]	5.750	12/01/2022	655,110
7,890,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	7,895,996
750,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	628,193
245,000	Chester County, PA H&EFA (Devereaux Foundation)[1]	5.500	05/01/2027	245,135
25,000	Chester County, PA H&EFA (Immaculata College)[1]	5.300	10/15/2011	24,016
30,000	Chester County, PA H&EFA (Immaculata College)[1]	5.400	10/15/2012	28,317
65,000	Chester County, PA H&EFA (Immaculata College)[1]	5.600	10/15/2018	52,494
25,000	Chester County, PA H&EFA (Immaculata College)[1]	5.625	10/15/2027	16,444
45,000	Chester County, PA H&EFA (Jefferson Health System)[1]	5.250	05/15/2022	45,149
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[6]	5.000	02/01/2041	18,943,859
1,100,000	Chester County, PA IDA (Collegium Charter School)[1]	5.000	04/15/2022	632,940
7,595,000	Chester County, PA IDA (Collegium Charter School)[1]	5.500	04/15/2031	3,920,767
15,000	Clarion County, PA Hospital Authority (Clarion Hospital)[1]	5.750	07/01/2017	15,030
800,000	Crawford County, PA Hospital Authority (Wesbury United Methodist Community)[1]	6.125	08/15/2019	664,256
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	712,790
11,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2036	7,061,670
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	849,360
1,950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	1,610,018
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	5,749,454
60,000	Delaware County, PA Authority (CCMC)[1]	5.300	12/01/2027	43,150
15,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.375	12/01/2018	13,429
25,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	6.250	12/15/2022	28,897
F3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$25,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	6.250%	12/15/2031	$28,897
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	1,751,575
120,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	127,301
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,031,646
2,530,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2031	2,117,838
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	836,840
3,000,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	2,668,050
11,055,000	Delaware County, PA IDA (Aqua Pennsylvania)[6]	5.000	11/01/2038	8,857,125
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[6]	5.000	11/01/2038	14,945,088
4,555,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000	12/01/2036	3,267,666
5,370,000	Delaware County, PA IDA (Pennsylvania Suburban Water Company)[1]	5.150	09/01/2032	4,357,325
45,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	5.350	10/01/2031	37,918
45,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	6.000	06/01/2029	41,807
50,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2026	49,492
10,000	Derry Township, PA GO1	5.700	09/15/2013	10,035
25,000	Derry Township, PA Municipal Authority[1]	5.100	12/01/2020	25,023
15,000	East Hempfield Township, PA IDA (Homestead Village)[1]	6.375	11/01/2023	10,780
140,000	Erie County, PA IDA (International Paper Company)[1]	5.000	11/01/2018	101,454
10,000	Erie County, PA IDA (International Paper Company)[1]	5.850	12/01/2020	7,360
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500	03/15/2038	2,258,190
2,505,000	Erie-Western PA Port Authority[1]	5.125	06/15/2016	2,549,313
5,585,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000	09/01/2019	5,012,538
25,000	Ferndale, PA Area School District GO1	6.750	07/15/2009	25,117
45,000	Franklin County, PA IDA (The Chambersburg Hospital)[1]	5.000	07/01/2022	39,015
10,000	Gettysburg, PA Municipal Authority (Gettysburg College)[1]	5.000	08/15/2023	10,022
35,000	Grove City, PA Area Hospital Authority (United Community Hospital)[1]	5.250	07/01/2012	34,319
10,000	Grove City, PA Area Hospital Authority (United Community Hospital)[1]	5.250	07/01/2012	9,805
575,000	Harveys Lake, PA General Municipal Authority (Misericordia University)[1]	6.000	05/01/2019	517,592
7,175,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000	12/01/2037	4,419,513
90,000	Indiana County, PA IDA Pollution Control (Metropolitan Edison Company)[1]	5.950	05/01/2027	74,798
F4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$115,000	Indiana County, PA IDA Pollution Control (PSEG Power LLC)[1]	5.850%	06/01/2027	$90,352
1,530,000	Jefferson County, PA GO1	5.625	06/01/2028	1,401,755
5,075,000	Jefferson County, PA GO1	5.875	06/01/2035	4,471,887
25,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community)[1]	5.700	09/01/2018	19,660
20,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community)[1]	5.750	09/01/2023	14,069
25,000	Lancaster County, PA Hospital Authority (St. Anne’s Home for the Aged)[1]	6.500	04/01/2015	23,964
25,000	Lancaster County, PA Solid Waste Management Authority[1]	5.000	12/15/2014	25,196
10,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375	05/01/2013	10,535
10,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375	05/01/2018	9,475
35,000	Latrobe, PA IDA (St. Vincent College)[1]	5.700	05/01/2031	28,665
13,850,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625	11/15/2037	8,078,982
1,020,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	6.000	12/15/2023	739,531
1,060,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.625	11/01/2021	946,124
750,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.750	11/01/2033	580,943
1,265,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	5.800	11/01/2012	1,072,543
2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	1,292,020
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	5,290,822
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	1,987,992
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	607,442
115,000	Lehigh County, PA GPA (Lehigh Valley Hospital)[1]	5.625	07/01/2015	115,099
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2023	10,001
10,000	Luzerne County, PA IDA (Pennsylvania-American Water)[1]	5.100	09/01/2034	8,176
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[6]	5.100	09/01/2034	18,396,825
170,000	Lycoming County, PA Hospital Authority (MVH/DPH Obligated Group)[1]	5.250	11/15/2015	170,070
30,000	Lycoming County, PA Hospital Authority (MVH/DPH Obligated Group)[1]	5.500	11/15/2022	27,215
70,000	Lycoming County, PA Hospital Authority (WH/NCPHS Obligated Group)[1]	5.250	11/15/2015	70,029
35,000	Lycoming County, PA Hospital Authority (WH/NCPHS Obligated Group)[1]	5.375	11/15/2010	35,035
30,000	Mars, PA Area School District[1]	5.000	09/01/2027	30,000
2,730,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.000	10/01/2020	1,927,653
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.250	10/01/2030	1,700,183
595,000	Millcreek, PA Richland Joint Authority[1]	5.250	08/01/2022	522,725
1,355,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	1,130,355
825,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	688,223
F5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500%	08/01/2037	$782,910
2,445,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,914,215
75,000	Monroe County, PA Hospital Authority (Pocono Medical Center)[1]	5.625	01/01/2032	56,639
10,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.000	06/01/2028	8,024
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2027	16,274
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2032	15,166
110,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	97,617
50,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	41,408
80,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)[1]	5.250	10/01/2023	69,075
880,000	Montgomery County, PA IDA (ACTS Retirement Life Community)[1]	5.250	11/15/2028	654,403
270,000	Montgomery County, PA IDA (Pennsylvania-American Water Company)[1]	5.050	06/01/2029	216,305
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	8.000	09/01/2024	3,394,253
80,000	New Morgan, PA IDA (Browning-Ferris Industries)[1]	6.500	04/01/2019	71,158
2,085,000	New Wilmington, PA Municipal Authority (Westminster College)[1]	5.000	05/01/2027	1,641,562
170,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.350	07/01/2010	170,194
25,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.550	07/01/2014	25,006
40,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.700	07/01/2020	37,893
390,000	Northeastern PA Hospital & Education Authority (WVHCS)[1]	5.250	01/01/2026	320,233
830,000	Northumberland County, PA IDA (Aqua Pennsylvania)[1]	5.050	10/01/2039	636,278
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	731,074
1,795,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,524,350
3,800,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	3,313,524
11,400,000	PA EDFA (30th Street Garage)[1]	5.875	06/01/2033	8,705,838
50,000	PA EDFA (Amtrak)[1]	6.000	11/01/2011	51,644
250,000	PA EDFA (Amtrak)[1]	6.125	11/01/2021	213,718
5,005,000	PA EDFA (Amtrak)[1]	6.250	11/01/2031	3,698,295
12,475,000	PA EDFA (Amtrak)[1]	6.375	11/01/2041	9,047,743
40,000,000	PA EDFA (Bionol Clearfield)[1]	8.500	07/15/2015	33,744,400
500,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	414,495
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	25,986
14,700,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	7,805,406
F6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$5,000,000	PA EDFA (National Gypsum Company)[1]	6.250%		11/01/2027	$2,655,300
8,515,000	PA EDFA (Northampton Generating)[1]	6.500		01/01/2013	6,754,609
21,800,000	PA EDFA (Northampton Generating)[1]	6.600		01/01/2019	16,053,738
1,000,000	PA EDFA (Northampton Generating)	6.875		01/01/2011	912,200
12,000,000	PA EDFA (Northampton Generating)	6.950		01/01/2021	8,023,560
45,000	PA EDFA (Northwestern Human Services)[1]	5.125		06/01/2018	33,781
3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250		06/01/2028	1,815,060
10,000,000	PA EDFA (Reliant Energy)[1]	6.750		12/01/2036	7,450,700
15,245,000	PA EDFA (Reliant Energy)[1]	6.750		12/01/2036	11,358,592
2,000,000	PA EDFA (Reliant Energy)[1]	6.750		12/01/2036	1,499,780
21,500,000	PA EDFA (Reliant Energy/Reliant Seward Obligated Group)[1]	6.750		12/01/2036	16,019,005
57,825,000	PA EDFA (USG Corp.)[1]	6.000		06/01/2031	32,334,005
4,870,000	PA EDFA (Waste Management)[1]	5.100		10/01/2027	3,444,405
28,000,000	PA Geisinger Authority Health System (Geisinger Health System Foundation)[4]	2.909	[2]	05/01/2037	10,500,000
700,000	PA Harrisburg University Authority (Harrisburg University of Science)[1]	5.400		09/01/2016	668,304
50,000	PA HEFA (Allegheny College)[1]	5.000		11/01/2026	48,677
3,185,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.875		11/15/2021	2,361,805
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125		05/01/2032	773,896
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000		07/01/2028	59,683
115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750		09/01/2032	91,333
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800		09/01/2025	47,330
1,475,000	PA HEFA (College of Science & Agriculture)[1]	5.350		04/15/2028	1,026,394
1,460,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.650		04/15/2025	1,117,878
815,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750		04/15/2029	584,053
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750		04/15/2034	151,180
3,210,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800		04/15/2030	2,306,899
3,385,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800		04/15/2033	2,354,945
55,000	PA HEFA (Drexel University)[1]	5.750		05/01/2022	55,341
2,500,000	PA HEFA (Edinboro University Foundation)[1]	5.750		07/01/2028	1,858,250
5,500,000	PA HEFA (Edinboro University Foundation)[1]	5.875		07/01/2038	3,861,605
5,825,000	PA HEFA (Edinboro University Foundation)[1]	6.000		07/01/2042	4,096,082
1,780,000	PA HEFA (Elizabethtown College)[1]	5.000		12/15/2021	1,543,046
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000		12/15/2027	3,174,000
100,000	PA HEFA (Frontier II)[1]	5.125		04/01/2033	74,871
2,000,000	PA HEFA (La Salle University)[1]	5.000		05/01/2037	1,396,100
F7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$50,000	PA HEFA (La Salle University)[1]	5.500%		05/01/2034	$38,393
1,490,000	PA HEFA (Marywood University)[1]	5.125		06/01/2029	1,175,014
70,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	59,082
35,085,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	29,612,793
9,740,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[4]	5.875		11/15/2021	7,222,600
250,000	PA HEFA (Philadelphia University)[1]	5.000		06/01/2035	167,005
3,000,000	PA HEFA (Philadelphia University)[1]	5.125		06/01/2025	2,308,080
2,000,000	PA HEFA (Philadelphia University)[1]	5.250		06/01/2032	1,424,940
105,000	PA HEFA (St. Francis University)[1]	5.750		11/01/2023	81,367
3,925,000	PA HEFA (St. Francis University)[1]	6.250		11/01/2018	3,537,799
25,000	PA HEFA (University of the Arts)[1]	5.750		03/15/2030	20,939
100,000	PA HEFA (UPMC Health System)[1]	5.000		08/01/2029	91,260
30,000	PA HEFA (UPMC Health System)[1]	6.000		01/15/2031	29,800
650,000	PA HEFA (Widener University)[1]	5.000		07/15/2026	507,780
100,000	PA HEFA (Widener University)[1]	5.250		07/15/2024	82,925
70,000	PA HEFA (Widener University)[1]	5.400		07/15/2036	52,316
11,710,000	PA HFA (Single Family Mtg.)[6]	4.700		10/01/2037	9,113,630
35,000	PA HFA (Single Family Mtg.)[1]	4.700		10/01/2037	27,265
34,700,000	PA HFA (Single Family Mtg.), Series 100A6	5.350		10/01/2033	31,200,978
15,000,000	PA HFA (Single Family Mtg.), Series 102A6	5.500		10/01/2034	13,640,775
1,500,000	PA HFA (Single Family Mtg.), Series 102A1	5.375		10/01/2028	1,402,305
85,000	PA HFA (Single Family Mtg.), Series 102A1	5.500		10/01/2034	77,296
4,725,000	PA HFA (Single Family Mtg.), Series 61A1	5.500		04/01/2029	4,445,044
25,000	PA HFA (Single Family Mtg.), Series 62A1	5.200		10/01/2011	25,410
570,000	PA HFA (Single Family Mtg.), Series 63A1	5.448	[7]	04/01/2030	142,996
60,000	PA HFA (Single Family Mtg.), Series 64[1]	5.000		10/01/2017	60,193
5,000	PA HFA (Single Family Mtg.), Series 66A1	5.650		04/01/2029	4,982
18,000,000	PA HFA (Single Family Mtg.), Series 72A6	5.350		10/01/2031	16,372,890
190,000	PA HFA (Single Family Mtg.), Series 72A1	5.350		10/01/2031	172,822
11,400,000	PA HFA (Single Family Mtg.), Series 73A6	5.350		10/01/2022	11,432,775
11,020,000	PA HFA (Single Family Mtg.), Series 74B6	5.150		10/01/2022	10,828,417
4,170,000	PA HFA (Single Family Mtg.), Series 95A1	4.875		10/01/2031	3,506,219
30,515,000	PA HFA (Single Family Mtg.), Series 96A6	4.700		10/01/2037	23,786,626
4,380,000	PA HFA (Single Family Mtg.), Series 97A1	5.500		10/01/2032	4,376,189
9,000,000	PA HFA (Single Family Mtg.), Series 99A6	5.250		10/01/2032	7,896,629
15,505,000	PA HFA (Single Family Mtg.), Series 99A6	5.300		10/01/2037	13,399,411
9,180,000	PA HFA (Single Family Mtg.), Series 99A6	5.450		10/01/2021	9,203,180
55,000	PA Intergovernmental Cooperative Authority[1]	5.000		06/15/2021	55,452
1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,131,568
F8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000%		12/01/2023	$1,161,538
2,245,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2025	1,779,365
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	2,545,459
950,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	727,748
2,510,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	1,891,486
1,470,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2030	1,074,893
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[6,8]	6.000		06/01/2029	24,887,297
26,070,000	PA St. Mary Hospital Authority (Catholic Health East)[1]	2.270	[2]	11/15/2034	14,990,250
50,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000		06/15/2015	50,065
15,000	PA State Public School Building Authority (Butler College)[1]	5.400		07/15/2012	15,687
5,000	PA State Public School Building Authority (Chester Upland School District)[1]	5.150		11/15/2026	4,994
5,000	PA Turnpike Commission[1]	5.000		12/01/2023	5,036
300,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital)[1]	6.250		01/01/2032	238,521
10,000	Patterson Township, PA Municipal Authority[1]	5.500		04/15/2011	10,017
25,000	Penn Hills, PA GO1	5.850		12/01/2014	25,089
10,000,000	Philadelphia, PA Airport[6]	5.000		06/15/2032	8,129,968
235,000	Philadelphia, PA Airport[1]	5.375		06/15/2015	237,164
15,000	Philadelphia, PA Airport, Series B1	5.250		06/15/2031	12,480
5,000	Philadelphia, PA Authority for Industrial Devel.[1]	5.250		10/01/2030	5,578
6,720,000	Philadelphia, PA Authority for Industrial Devel. (Aero Philadelphia)[1]	5.500		01/01/2024	4,419,811
3,870,000	Philadelphia, PA Authority for Industrial Devel. (Air Cargo)[1]	7.500		01/01/2025	3,172,665
25,000	Philadelphia, PA Authority for Industrial Devel. (American College of Physicians)[1]	6.000		06/15/2030	23,510
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[1]	5.500		11/15/2018	882,430
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[1]	5.600		11/15/2028	503,677
20,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.600		04/01/2012	19,237
35,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.700		04/01/2015	31,540
450,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	363,740
2,600,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	1,915,888
2,750,000	Philadelphia, PA Authority for Industrial Devel. (First Mtg.-CPAP)[1]	6.125		04/01/2019	1,622,308
F9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$30,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000%	07/01/2019	$28,890
10,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.125	07/01/2020	9,518
3,915,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.125	07/01/2028	3,287,778
115,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.250	07/01/2028	98,136
8,000,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport), Series A1	5.400	07/01/2022	7,505,360
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,074,462
1,370,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.000	01/01/2015	1,212,491
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,105,084
1,400,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	988,288
780,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	679,614
1,240,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	875,341
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	1,955,880
1,160,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	818,867
25,000	Philadelphia, PA Gas Works[1]	5.000	07/01/2014	25,051
15,000	Philadelphia, PA Gas Works[1]	5.000	07/01/2026	14,608
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,046,916
80,000	Philadelphia, PA H&HEFA (Jefferson Health System)[1]	5.000	05/15/2018	81,816
60,000	Philadelphia, PA H&HEFA (North Philadelphia Health System)[1]	5.375	01/01/2028	58,128
19,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	12,956,830
5,000	Philadelphia, PA New Public Housing Authority[1]	5.000	04/01/2012	5,449
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	18,483
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	730,610
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	987,480
175,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	175,091
2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,063,897
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	2,979,224
F10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$10,000,000	Philadelphia, PA Redevel. Authority (Residential Mtg.)[1]	4.750%	12/01/2028	$8,417,500
10,000	Pittsburgh & Allegheny County, PA Public Auditorium Authority[1]	5.000	02/01/2024	9,814
50,000	Pittsburgh & Allegheny County, PA Public Auditorium Authority[1]	5.000	02/01/2029	44,221
40,000	Pittsburgh & Allegheny County, PA Public Auditorium Authority[1]	5.250	02/01/2031	37,238
3,015,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,747,027
20,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.200	10/01/2020	20,027
30,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.250	10/01/2029	27,221
10,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	7.250	02/01/2024	10,008
40,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.350	10/01/2022	40,115
60,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	60,042
25,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.700	04/01/2030	23,990
35,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.900	10/01/2022	35,149
750,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.950	10/01/2029	744,638
5,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	7.125	08/01/2013	5,008
30,000	Potter County, PA Hospital Authority (Charles Cole Memorial Hospital)[1]	5.250	08/01/2028	23,435
120,000	Potter County, PA Hospital Authority (Charles Cole Memorial Hospital)[1]	6.050	08/01/2024	113,532
1,000,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.500	07/01/2018	778,330
390,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.500	07/01/2018	303,549
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	2,859,369
235,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	161,140
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)[1]	5.000	11/01/2028	7,621
2,100,000	Scranton, PA Parking Authority[1]	5.250	06/01/2034	1,608,894
8,500,000	Scranton, PA Parking Authority[1]	5.250	06/01/2039	6,346,525
145,000	Scranton, PA School District[1]	5.000	04/01/2022	146,639
5,000	Sharon, PA Regional Health System Authority (SRPS/ SRHS Obligated Group)[1]	5.000	12/01/2028	3,931
245,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	193,168
5,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.375	07/01/2022	4,619
355,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	299,304
F11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$20,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.375%		07/01/2016	$20,040
100,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000		01/01/2028	80,630
140,000	Susquehanna, PA Area Regional Airport Authority[1]	5.375		01/01/2018	112,970
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500		01/01/2038	2,910,756
1,000,000	Susquehanna, PA Area Regional Airport Authority (Aero Harrisburg)[1]	5.500		01/01/2024	663,490
15,000	Union County, PA Hospital Authority (United Methodist Continuing Care Services)[1]	6.250		04/01/2012	14,346
880,000	Washington County, PA Authority (Capital Projects & Equipment Program)[1]	6.150		12/01/2029	720,667
35,000	Washington County, PA Hospital Authority (Washington Hospital)[1]	5.125		07/01/2028	28,056
8,000,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	4,549,600
550,000	Washington, PA Township Municipal Authority[1]	5.875		12/15/2023	400,829
2,475,000	Washington, PA Township Municipal Authority[1]	6.000		12/15/2033	1,823,555
1,085,000	Westmoreland County, PA IDA (Redstone Retirement Community)[1]	5.875		01/01/2032	652,139
35,000	Westmoreland County, PA Redevel. Authority (Harmon House)[1]	5.400		06/20/2028	34,176
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	3,857,150
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	3,493,100
10,000	York County, PA IDA (PSEG Power)[1]	5.500		09/01/2020	8,746
5,000	York, PA Hsg. Corp. Mtg., Series A1	6.875		11/01/2009	5,015

					860,700,143

U.S. Possessions—30.0%
45,000	Guam GO1	5.375		11/15/2013	41,759
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	672,616
4,650,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,143,726
500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	337,770
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[7]	06/01/2057	196,844
600,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	463,680
2,670,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	1,689,683
1,905,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,214,914
1,315,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,019,625
4,250,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[9]	07/01/2024	3,107,558
8,415,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	7,399,394
9,145,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	7,888,934
F12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$30,720,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375%		05/15/2033	$22,033,920
88,830,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	59,936,266
68,470,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	46,201,502
457,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.432	[7]	05/15/2050	5,851,425
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[7]	05/15/2055	860,880
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[7]	05/15/2057	9,248,530
4,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	3,478,800
1,725,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	1,587,104
13,300,000	Puerto Rico Electric Power Authority, Series UU1	1.642	[2]	07/01/2025	6,450,500
31,890,000	Puerto Rico Electric Power Authority, Series UU4	1.662	[2]	07/01/2031	15,546,375
25,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	19,781
445,000	Puerto Rico Highway & Transportation Authority, Series AA1	5.000		07/01/2035	355,564
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	272,269
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	575,071
2,105,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	963,627
700,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	482,510
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	394,940
235,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	198,020
500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	346,750
865,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)[1]	5.750		06/01/2019	610,880
2,750,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	2,428,030
26,535,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	12,149,567
1,170,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	535,614
85,000	Puerto Rico Port Authority, Series D1	7.000		07/01/2014	85,153
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	840,105
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	3.069	[2]	08/01/2057	7,800,000
125,000	University of Puerto Rico[1]	5.400		06/01/2009	125,165
1,075,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	796,984
6,645,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	5,142,167
25,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	18,998
4,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	3,095,360
8,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	5,324,400
1,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	707,700
5,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	3,630,450
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[7]	05/15/2035	1,201,607
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[7]	05/15/2035	122,283
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[7]	05/15/2035	211,941
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[7]	05/15/2035	361,970
35,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	28,194
F13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000%	05/15/2031	$1,492,801
435,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	354,116

				249,043,822

Total Investments, at Value (Cost $1,452,875,157)—133.8%				1,109,743,965
Liabilities in Excess of Other Assets—(33.8)				(280,394,560)

Net Assets—100.0%				$829,349,405

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $51,631,190, which represents 6.23% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Non-income producing security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Zero coupon bond reflects effective yield on the date of purchase.

8.	When-issued security or delayed delivery to be delivered and settled after January 31, 2009. See Note 1 of accompanying Notes.

9.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1–quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2–inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3–unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	1,109,743,965	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,109,743,965	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services
ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
COP	Certificates of Participation
CPAP	Crime Prevention Assoc. of Philadelphia
DCMH	Delaware County Memorial Hospital
DOCNHS	Daughters of Charity National Health Systems
DPH	Divine Providence Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
HUHS	Hahneman University Hospital System
HW	Highlands at Wyomissing
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP	Medical College Of Pennsylvania
MHH	Mercy Haverford Hospital
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
MVH	Muncy Valley Hospital
NCPHS	North Central Pennsylvania Health System
PA/NJ	Pennsylvania/New Jersey
PPAM	Philadelphia Presbytery Apartments of Morrisville
PSEG	Public Service Enterprise Group
RHMC	Reading Hospital & Medical Center
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WH	Williamsport Hospital
WMHS	Western Maryland Health Systems
WVHCS	Wyoming Valley Health Care System
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets
Investments, at value (cost $1,452,875,157)—see accompanying statement of investments	$1,109,743,965
Cash	299,099
Receivables and other assets:
Interest	16,224,124
Investments sold (including $8,331,620 sold on a when-issued or delayed delivery basis)	11,103,821
Shares of beneficial interest sold	1,776,685
Other	4,399,330

Total assets	1,143,547,024

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	170,345,000
Payable on borrowings (See Note 6)	131,300,000
Investments purchased (including $7,858,112 purchased on a when-issued or delayed delivery basis)	8,996,522
Shares of beneficial interest redeemed	1,917,209
Dividends	733,708
Interest expense on borrowings	300,423
Trustees’ compensation	127,777
Distribution and service plan fees	94,779
Shareholder communications	47,288
Transfer and shareholder servicing agent fees	43,884
Other	291,029

Total liabilities	314,197,619

Net Assets	$829,349,405

Composition of Net Assets
Paid-in capital	$1,288,420,216
Accumulated net investment income	8,032,942
Accumulated net realized loss on investments	(123,972,561)
Net unrealized depreciation on investments	(343,131,192)

Net Assets	$829,349,405

F16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $559,925,463 and 68,687,541 shares of beneficial interest outstanding)	$8.15
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$8.56

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,892,683 and 8,700,177 shares of beneficial interest outstanding)	$8.15

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $198,531,259 and 24,391,745 shares of beneficial interest outstanding)	$8.14
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income
Interest	$46,660,276
Other income	678

Total investment income	46,660,954

Expenses
Management fees	2,400,357
Distribution and service plan fees:
Class A	489,373
Class B	400,393
Class C	1,057,475
Transfer and shareholder servicing agent fees:
Class A	170,316
Class B	46,880
Class C	84,984
Shareholder communications:
Class A	19,572
Class B	5,329
Class C	7,604
Interest expense and fees on short-term floating rate notes issued (See Note 1)	3,655,507
Borrowing fees	2,132,747
Interest expense on borrowings	1,478,136
Trustees’ compensation	23,173
Custodian fees and expenses	8,704
Other	111,688

Total expenses	12,092,238
Less reduction to custodian expenses	(68)

Net expenses	12,092,170

Net Investment Income	34,568,784

Realized and Unrealized Loss
Net realized loss on investments	(93,845,402)
Net change in unrealized depreciation on investments	(231,431,231)

Net Decrease in Net Assets Resulting from Operations	$(290,707,849)

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statements of CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations
Net investment income	$34,568,784	$65,866,742
Net realized loss	(93,845,402)	(28,869,031)
Net change in unrealized depreciation	(231,431,231)	(154,646,743)

Net decrease in net assets resulting from operations	(290,707,849)	(117,649,032)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(21,805,113)	(42,432,302)
Class B	(2,549,660)	(6,216,699)
Class C	(6,820,419)	(13,133,368)

	(31,175,192)	(61,782,369)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(40,120,399)	65,431,917
Class B	(19,479,723)	(39,865,791)
Class C	(16,923,466)	11,416,068

	(76,523,588)	36,982,194

Net Assets
Total decrease	(398,406,629)	(142,449,207)
Beginning of period	1,227,756,034	1,370,205,241

End of period (including accumulated net investment income of $8,032,942 and $4,639,350, respectively)	$829,349,405	$1,227,756,034

See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

statement of CASH FLOWS Unaudited
For the Six Months Ended January 31, 2009

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(290,707,849)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(146,967,837)
Proceeds from disposition of investment securities	180,061,175
Short-term investment securities, net	26,587,630
Premium amortization	984,098
Discount accretion	(4,955,137)
Net realized loss on investments	93,845,402
Net change in unrealized depreciation on investments	231,431,231
Decrease in interest receivable	147,735
Increase in receivable for securities sold	(6,282,327)
Increase in other assets	(4,280,909)
Increase in payable for securities purchased	6,168,834
Increase in payable for accrued expenses	323,613

Net cash provided by operating activities	86,355,659

Cash Flows from Financing Activities

Proceeds from bank borrowings	390,300,000
Payments on bank borrowings	(304,100,000)
Payments on short-term floating rate notes issued	(62,875,000)
Proceeds from shares sold	95,376,778
Payments on shares redeemed	(193,864,604)
Cash distributions paid	(11,331,700)

Net cash used in financing activities	(86,494,526)
Net decrease in cash	(138,867)
Cash, beginning balance	437,966

Cash, ending balance	$299,099

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $20,507,757
Cash paid for interest on bank borrowings—$1,251,898
Cash paid for interest on short-term floating rate notes issued—$3,655,507
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

financial HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.12	$12.77	$12.75	$12.85	$11.76	$11.48

Income (loss) from investment operations:
Net investment income	.34 [1]	.64 [1]	.59 [1]	.62 [1]	.67 [1]	.73
Net realized and unrealized gain (loss)	(3.00)	(1.69)	.02	(.10)	1.10	.25

Total from investment operations	(2.66)	(1.05)	.61	.52	1.77	.98

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.60)	(.59)	(.62)	(.68)	(.70)

Net asset value, end of period	$8.15	$11.12	$12.77	$12.75	$12.85	$11.76

Total Return, at Net Asset Value[2]	(24.10)%	(8.42)%	4.81%	4.21%	15.43%	8.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$559,925	$816,645	$868,070	$600,716	$384,863	$229,450
Average net assets (in thousands)	$659,879	$847,089	$747,558	$484,153	$295,002	$211,061
Ratios to average net assets:[3]
Net investment income	7.25%	5.33%	4.57%	4.88%	5.35%	6.01%
Expenses excluding interest and fees on short-term floating rate notes issued	1.45%	0.81%	0.74%	0.82%	0.81%	0.86%
Interest and fees on short-term floating rate notes issued[4]	0.74%	0.60%	0.61%	0.59%	0.40%	0.26%

Total expenses	2.19%[5]	1.41%[5]	1.35%[5]	1.41% 1.21%	[5]	1.12%[5,6]

Portfolio turnover rate	14%	51%	4%	19%	14%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
     See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

financial HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.12	$12.76	$12.75	$12.85	$11.76	$11.48

Income (loss) from investment operations:
Net investment income	.30 [1]	.54 [1]	.49 [1]	.53 [1]	.57 [1]	.63
Net realized and unrealized gain (loss)	(3.00)	(1.68)	.01	(.10)	1.11	.25

Total from investment operations	(2.70)	(1.14)	.50	.43	1.68	.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.50)	(.49)	(.53)	(.59)	(.60)

Net asset value, end of period	$8.15	$11.12	$12.76	$12.75	$12.85	$11.76

Total Return, at Net Asset Value[2]	(24.42)%	(9.07)%	3.93%	3.41%	14.56%	7.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,893	$119,418	$179,266	$196,704	$189,643	$157,338

Average net assets (in thousands)	$88,554	$148,180	$193,167	$193,225	$173,663	$156,689

Ratios to average net assets:[3]
Net investment income	6.41%	4.51%	3.81%	4.14%	4.62%	5.26%
Expenses excluding interest and fees on short-term floating rate notes issued	2.24%	1.60%	1.52%	1.59%	1.59%	1.62%
Interest and fees on short-term floating rate notes issued[4]	0.74%	0.60%	0.61%	0.59%	0.40%	0.26%

Total expenses	2.98%[5]	2.20%[5]	2.13%[5]	2.18%	1.99%[5]	1.88%[5,6]

Portfolio turnover rate	14%	51%	4%	19%	14%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
     See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$11.11	$12.75	$12.73	$12.83	$11.75	$11.47

Income (loss) from investment operations:
Net investment income	.30 [1]	.55 [1]	.49 [1]	.52 [1]	.57 [1]	.63
Net realized and unrealized gain (loss)	(3.00)	(1.68)	.02	(.09)	1.10	.25

Total from investment operations	(2.70)	(1.13)	.51	.43	1.67	.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.51)	(.49)	(.53)	(.59)	(.60)

Net asset value, end of period	$8.14	$11.11	$12.75	$12.73	$12.83	$11.75

Total Return, at Net Asset Value[2]	(24.42)%	(9.05)%	4.02%	3.41%	14.48%	7.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$198,531	$291,693	$322,869	$220,256	$133,569	$76,489

Average net assets (in thousands)	$233,410	$309,446	$274,274	$174,354	$96,508	$74,956

Ratios to average net assets:[3]
Net investment income	6.48%	4.56%	3.80%	4.10%	4.56%	5.25%
Expenses excluding interest and fees on short-term floating rate notes issued	2.22%	1.58%	1.50%	1.58%	1.59%	1.63%
Interest and fees on short-term floating rate notes issued[4]	0.74%	0.60%	0.61%	0.59%	0.40%	0.26%

Total expenses	2.96%[5]	2.18%[5]	2.11%[5]	2.17%	1.99%[5]	1.89%[5,6]

Portfolio turnover rate	14%	51%	4%	19%	14%	25%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

notes to FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$7,858,112
Sold securities	8,331,620
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $149,754,128 as of January 31, 2009, which represents 13.10% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s
F26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2009, municipal bond holdings with a value of $241,035,473 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $170,345,000 in short-term floating rate notes issued and outstanding at that date.
At January 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	7.223%	2/1/41	$3,008,859
3,690,000	Delaware County, PA IDA ROLs[3]	10.114	11/1/37	1,492,125
6,240,000	Delaware County, PA IDA ROLs[3]	10.119	11/1/38	2,480,088
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	10.786	9/1/34	3,396,825
9,000,000	PA Austin Trust Various States Inverse Certificates	9.799	10/1/31	7,372,890
7,500,000	PA Austin Trust Various States Inverse Certificates	10.103	10/1/34	6,140,775
7,995,000	PA Austin Trust Various States Inverse Certificates	9.751	10/1/33	6,380,570
5,700,000	PA HFA (Single Family Mtg.) DRIVERS	7.890	10/1/22	5,732,775
5,510,000	PA HFA (Single Family Mtg.) DRIVERS	7.540	10/1/22	5,318,417
2,295,000	PA HFA (Single Family Mtg.) ROLs	15.785	10/1/21	2,318,180
4,320,000	PA HFA (Single Family Mtg.) ROLs[3]	9.562	10/1/32	3,216,629
6,535,000	PA HFA (Single Family Mtg.) ROLs	15.991	10/1/37	6,148,455
5,185,000	PA HFA (Single Family Mtg.) ROLs[3]	14.041	10/1/33	3,300,408
4,530,000	PA HFA (Single Family Mtg.) ROLs[3]	13.386	10/1/37	2,424,411
6,450,000	PA HFA (Single Family Mtg.) ROLs[3]	10.061	10/1/37	2,601,801
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs[4]	13.007	6/1/29	6,427,297
4,800,000	Philadelphia, PA Airport ROLs[3]	4.708	6/15/32	2,929,968

				$70,690,473

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F15 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.

3.	Security is subject to a shortfall and forbearance agreement.

4.	The underlying bond was purchased on a when-issued or delayed delivery basis.
F27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $96,215,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2009, securities with an aggregate market value of $231,885, representing 0.03% of the Fund’s net assets, were in default.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $24,714,427 and unused capital loss carryforwards as follows:

Expiring

2013	$1,195,731
2016	3,710,588

Total	$4,906,319

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $123,466,148 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,485,189,330

Gross unrealized appreciation	$5,729,093
Gross unrealized depreciation	(381,174,458)

Net unrealized depreciation	$(375,445,365)

F29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$9,658
Payments Made to Retired Trustees	9,215
Accumulated Liability as of January 31, 2009	89,757
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to
F30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	7,874,594	$72,638,054	21,573,103	$259,898,687
Dividends and/or distributions reinvested	1,631,785	14,573,909	2,369,899	28,250,705
Redeemed	(14,242,314)	(127,332,362)	(18,514,493)	(222,717,475)

Net increase (decrease)	(4,735,935)	$(40,120,399)	5,428,509	$65,431,917

Class B
Sold	336,388	$3,118,467	906,865	$10,869,239
Dividends and/or distributions reinvested	177,153	1,582,993	314,181	3,754,212
Redeemed	(2,554,220)	(24,181,183)	(4,526,798)	(54,489,242)

Net decrease	(2,040,679)	$(19,479,723)	(3,305,752)	$(39,865,791)

Class C
Sold	2,187,665	$19,376,363	7,042,961	$84,742,682
Dividends and/or distributions reinvested	489,053	4,350,855	710,354	8,456,138
Redeemed	(4,549,950)	(40,650,684)	(6,814,346)	(81,782,752)

Net increase (decrease)	(1,873,232)	$(16,923,466)	938,969	$11,416,068

F31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

notes to FINANCIAL STATEMNTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$146,967,837	$180,061,175
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $308,967 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each
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plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B and Class C shares were $3,552,093 and $4,172,515, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$128,297	$18,030	$139,120	$23,664

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates
F33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

notes to FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 0.73% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2009, the Fund had borrowings outstanding at an interest rate of 1.3014%. Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance	$94,341,848
Average Daily Interest Rate	3.035%
Fees Paid	$6,262,173
Interest Paid	$1,251,898
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Pennsylvania municipal debt funds. The Board noted that the Fund’s three-year, five-year and ten-year performance for the periods ended December 31, 2007, were better than its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and Pennsylvania municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

January 31, 2009 Oppenheimer Rochester National Municipals Management Commentaries and Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” — Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Special Assessments	16.2%
Airlines	15.2
Tobacco—Master Settlement Agreement	13.8
Gas Utilities	6.1
Multifamily Housing	5.1
Hospital/Health Care	5.0
Tax Increment Financing (TIF)	4.5
Energy Equipment & Services	3.6
Adult Living Facilities	3.3
Special Tax	2.4
Portfolio holdings are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.

Credit Allocation
AAA	16.8%
AA	14.6
A	4.5
BBB	13.6
BB or lower	50.5
Allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 49.64% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester National Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2008	January 31, 2009	January 31, 2009

Class A	$1,000.00	$651.10	$14.08
Class B	1,000.00	647.80	17.54
Class C	1,000.00	648.80	17.38

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,008.32	17.10
Class B	1,000.00	1,004.18	21.29
Class C	1,000.00	1,004.39	21.08
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	3.35%
Class B	4.17
Class C	4.13
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22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS January 31, 2009 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—144.0%
Alabama—1.1%
$16,505,000	AL HFA (Single Family)[1]	5.450%		10/01/2032	$15,118,928
15,000	AL HFA (South Bay Apartments)[2]	5.950		02/01/2033	14,626
16,120,000	AL IDA Solid Waste Disposal (Pine City Fiber Company)[2]	6.450		12/01/2023	7,284,144
7,665,000	AL IDA Solid Waste Disposal (Pine City Fiber Company)[2]	6.450		12/01/2023	3,463,584
9,670,000	AL Space Science Exhibit Finance Authority[2]	6.000		10/01/2025	7,022,257
10,000	Alexander City, AL GO2	5.625		05/01/2021	9,599
1,810,000	Andalusia-Opp, AL Airport Authority[2]	5.000		08/01/2026	1,209,370
100,000	Bay Minette, AL Industrial Devel. Board (B.F. Goodrich)[2]	6.500		02/15/2009	100,050
7,050,000	Governmental Utility Services Corp. of Moody, AL2	7.500		03/01/2038	5,231,805
25,000	Mobile, AL Industrial Devel. Board (International Paper Company)[2]	6.450		05/15/2019	20,500
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[3,4]	8.250		01/01/2031	1,393,700
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[2]	6.000		05/01/2025	6,875
7,220,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[2]	5.000		06/01/2026	4,785,272

					45,660,710

Alaska—0.3%
20,000	AK HFC, Series A-1[2]	6.100		06/01/2030	20,103
40,000	AK Industrial Devel. & Export Authority (Snettisham)[2]	6.000		01/01/2014	40,440
2,250,000	AK Industrial Devel. and Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.150		08/01/2031	1,396,800
1,650,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	1,047,965
500,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	292,775
5,000,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2032	2,801,400
10,000,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2046	5,216,200
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[5]	06/01/2046	597,188
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[5]	06/01/2046	327,711

					11,740,582

Arizona—4.8%
297,650,000	AZ Health Facilities Authority (Banner Health System)[1]	1.772	[6]	01/01/2037	113,986,093
3,000,000	Buckeye, AZ Watson Road Community Facilities District[2]	5.750		07/01/2022	2,076,600
5,000,000	Buckeye, AZ Watson Road Community Facilities District[2]	6.000		07/01/2030	3,028,900
15,240,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375		01/01/2028	10,024,567
F1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$810,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.625%	07/15/2025	$556,138
400,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.800	07/15/2030	256,784
1,518,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[2]	6.000	07/01/2017	1,239,386
1,265,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[2]	6.375	07/01/2022	934,595
3,145,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[2]	6.750	07/01/2032	2,077,052
500,000	Gladden Farms, AZ Community Facilities District[2]	5.500	07/15/2031	289,830
1,000,000	Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)[2]	6.750	10/01/2031	755,290
4,100,000	Maricopa County, AZ IDA (Christian Care Apartments)[2]	6.500	01/01/2036	3,062,331
1,885,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	1,455,616
355,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	11/01/2018	299,009
500,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	05/01/2031	345,355
3,725,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	9.500	11/01/2031	2,833,347
456,000	Merrill Ranch, AZ Community Facilities District No.1 Special Assessment Lien[2]	5.250	07/01/2024	292,278
384,000	Merrill Ranch, AZ Community Facilities District No.2 Special Assessment Lien[2]	5.250	07/01/2024	246,129
986,000	Merrill Ranch, AZ Community Facilities District No.2 Special Assessment Lien[2]	5.300	07/01/2030	561,034
235,000	Navajo County, AZ IDA (Stone Container Corp.)[2,3]	7.200	06/01/2027	30,002
1,445,000	Navajo County, AZ IDA (Stone Container Corp.)[3]	7.400	04/01/2026	184,498
1,125,000	Palm Valley, AZ Community Facility District No. 3[2]	5.300	07/15/2031	620,438
420,000	Parkway, AZ Community Facilities District No.1 (Prescott Valley)[2]	5.300	07/15/2025	262,076
350,000	Parkway, AZ Community Facilities District No.1 (Prescott Valley)[2]	5.350	07/15/2031	196,413
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	2,041,078
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	4,402,950
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[2]	6.250	07/01/2036	1,119,806
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)[2]	5.875	11/01/2037	1,186,465
1,280,000	Phoenix, AZ IDA (Royal Paper Converting)[2]	7.000	03/01/2014	1,148,877
5,000,000	Pima County, AZ IDA (American Charter Schools Foundation)[2]	5.625	07/01/2038	3,231,300
1,990,000	Pima County, AZ IDA (Christian Senior Living)[2]	5.050	01/01/2037	1,454,013
400,000	Pima County, AZ IDA (Desert Technology Schools)[3,4]	6.375	02/01/2014	164,228
1,000,000	Pima County, AZ IDA (Desert Technology Schools)[3,4]	7.000	02/01/2024	400,550
F2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[2]	6.250%	06/01/2026	$914,025
2,350,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[2]	6.375	06/01/2036	1,593,206
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[2]	6.750	04/01/2036	1,094,820
250,000	Pima County, AZ IDA (Paradise Education Center)[2]	5.875	06/01/2022	179,918
550,000	Pima County, AZ IDA (Paradise Education Center)[2]	6.000	06/01/2036	332,261
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)[2]	5.670	12/01/2027	1,088,496
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)[2]	5.750	12/01/2037	1,228,214
3,410,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	5.450	12/01/2017	2,658,709
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	5.600	12/01/2022	1,555,152
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	5.750	12/01/2032	6,886,107
10,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	6.550	12/01/2037	6,799,100
1,575,000	Pinal County, AZ IDA (San Manuel Facility)[2]	6.250	06/01/2026	1,173,186
1,385,000	Prescott Valley, AZ Southside Community Facilities District No. 1[2]	7.250	07/01/2032	997,906
1,500,000	Quail Creek, AZ Community Facilities District[2]	5.550	07/15/2030	893,940
265,000	Show Low Bluff, AZ Community Facilities District[2]	5.600	07/01/2031	165,445
300,000	Show Low Bluff, AZ Community Facilities District Special Assessment[2]	5.200	07/01/2017	246,861
75,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[2]	6.200	01/01/2034	76,659
730,000	Tucson, AZ IDA (Joint Single Family Mtg.)[2]	5.000	01/01/2039	668,607
4,000,000	Verrado, AZ Community Facilities District No. 1[2]	5.350	07/15/2031	2,455,840
10,200,000	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management)[7]	4.900	03/01/2028	6,879,492

				198,650,972

Arkansas—0.2%
555,000	Calhoun County, AR Solid Waste Disposal (Georgia-Pacific Corp.)[2]	6.375	11/01/2026	325,835
7,700,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250	02/01/2038	4,700,311
1,345,000	Little River County, AR (Georgia-Pacific Corp.)[2]	5.600	10/01/2026	711,976
25,000	Pine Bluff, AR (International Paper Company)[2]	5.550	08/15/2022	17,481
5,460,000	Sebastian County, AR Health Facilities Board (Sparks Regional Medical Center)[2]	5.625	11/01/2031	2,882,170

				8,637,773
F3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California—14.9%
$695,000	Azusa, CA Special Tax Community Facilities District No. 05-1[2]	5.000%		09/01/2027	$427,557
1,840,000	Azusa, CA Special Tax Community Facilities District No. 05-1[2]	5.000		09/01/2037	1,013,693
8,800,000	CA Access to Loans for Learning Student Loan Corp.[2]	7.375		01/01/2042	7,535,880
127,310,000	CA County Tobacco Securitization Agency	6.489	[5]	06/01/2046	2,607,309
107,400,000	CA County Tobacco Securitization Agency	6.619	[5]	06/01/2050	1,081,518
33,920,000	CA County Tobacco Securitization Agency	6.650	[5]	06/01/2046	603,098
215,100,000	CA County Tobacco Securitization Agency	7.000	[5]	06/01/2055	1,241,127
117,250,000	CA County Tobacco Securitization Agency	7.129	[5]	06/01/2055	676,533
143,610,000	CA County Tobacco Securitization Agency	7.300	[5]	06/01/2046	2,941,133
246,760,000	CA County Tobacco Securitization Agency	7.477	[5]	06/01/2055	1,248,606
12,230,000	CA County Tobacco Securitization Agency	8.150	[5]	06/01/2033	992,587
102,000,000	CA County Tobacco Securitization Agency	8.550	[5]	06/01/2055	516,120
36,000,000	CA County Tobacco Securitization Agency (TASC)[2]	0.000	[8]	06/01/2041	16,658,280
56,530,000	CA County Tobacco Securitization Agency (TASC)[2]	0.000	[8]	06/01/2046	25,993,625
255,000	CA County Tobacco Securitization Agency (TASC)[2]	5.250		06/01/2045	139,791
19,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.250		06/01/2046	10,390,910
2,500,000	CA County Tobacco Securitization Agency (TASC)[2]	5.500		06/01/2033	1,774,850
2,610,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2035	1,692,194
7,285,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	4,596,835
2,930,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2042	1,889,967
5,000,000	CA County Tobacco Securitization Agency (TASC)[2]	6.125		06/01/2038	3,323,900
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[5]	06/01/2046	1,013,460
525,920,000	CA County Tobacco Securitization Agency (TASC)	6.664	[5]	06/01/2050	6,069,117
30,000,000	CA Educational Funding Services[1]	6.250		12/01/2042	24,958,191
228,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	138,121,874
24,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2033	15,007,920
19,815,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.125		06/01/2047	10,657,300
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[5]	06/01/2047	5,426,400
1,301,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.081	[5]	06/01/2047	24,016,460
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[5]	06/01/2056	828,696
15,000,000	CA Silicon Valley Tobacco Securitization Authority	8.150	[5]	06/01/2041	517,200
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[5]	06/01/2056	415,363
4,660,000	CA Statewide CDA (Aspire Public Schools)[2]	7.250		08/01/2031	3,802,746
14,400,000	CA Statewide CDA (Fairfield Apartments)[3,4]	7.250		01/01/2035	5,706,864
16,000,000	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	12,800,320
555,300,000	CA Statewide Financing Authority Tobacco Settlement[2]	7.001	[5]	06/01/2055	3,204,081
F4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon			Maturity	Value

California Continued
$260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876%		[5]	06/01/2055	$1,315,600
301,950,000	CA Statewide Financing Authority Tobacco Settlement	8.000	[5]		06/01/2046	6,183,936
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000			05/01/2037	2,947,860
1,405,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000			05/01/2043	904,342
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000			05/01/2043	64,366
3,290,000	CA Valley Health System COP	6.875			05/15/2023	2,005,913
990,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000			09/01/2023	612,810
1,500,000	Chino, CA Community Facilities District Special Tax No. 2005-1[2]	5.000			09/01/2036	755,910
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[5]		06/01/2047	1,476,800
10,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.587	[5]		06/01/2036	595,600
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[5]		06/01/2057	1,999,513
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[5]		06/01/2057	4,030,000
1,365,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[2]	7.000			09/01/2033	1,133,960
98,250,000	Long Beach, CA Bond Finance Authority Natural Gas[9]	2.990	[6]		11/15/2033	34,878,750
13,000,000	Long Beach, CA Harbor[1]	5.200			05/15/2027	11,307,403
5,700,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750			10/01/2014	4,646,355
20,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.000			12/01/2012	17,258
5,350,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.125			12/01/2024	3,836,378
17,810,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.500			12/01/2024	12,851,874
74,145,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.500			12/01/2024	53,503,773
2,825,000	Los Angeles, CA Regional Airports Improvement Corp. (Continental Airlines)[2]	5.650			08/01/2017	2,055,470
1,135,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)[2]	6.350			11/01/2025	827,438
F5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$13,200,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[2]	9.250%		08/01/2024	$12,378,960
400,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[3,4]	6.875		11/15/2012	164,328
2,580,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[3,4]	8.800		11/15/2021	1,178,338
11,000,000	Los Angeles, CA Unified School District[1]	5.000		07/01/2032	10,531,510
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[5]	06/01/2045	2,296,305
5,925,000	Palm Desert, CA Improvement Bond Act 1915[2]	5.100		09/02/2037	3,286,301
2,200,000	San Diego County, CA COP[2]	5.700		02/01/2028	1,519,760
13,000,000	San Francisco, CA Bay Area Toll Authority[1]	5.125		04/01/2047	12,196,941
101,450,000	Southern CA Public Power Authority Natural Gas[9]	3.609	[6]	11/01/2038	44,130,750
45,440,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	24,264,803
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[5]	06/01/2046	4,005,274
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[5]	06/01/2046	734,759
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[5]	06/01/2046	2,247,787
5,125,000	Southern CA Tobacco Securitization Authority (TASC)[2]	5.000		06/01/2037	2,816,649
5,425,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.450		09/01/2026	3,018,307
4,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.500		09/01/2036	1,951,680

					614,565,266

Colorado—5.3%
1,000,000	CO Andonea Metropolitan District No. 2[2]	6.125		12/01/2025	637,580
2,380,000	CO Andonea Metropolitan District No. 3[2]	6.250		12/01/2035	1,364,787
5,000,000	CO Arista Metropolitan District[2]	6.750		12/01/2035	3,374,250
14,000,000	CO Arista Metropolitan District[2]	9.250		12/01/2037	11,508,140
2,620,000	CO Beacon Point Metropolitan District[2]	6.125		12/01/2025	1,865,964
3,500,000	CO Beacon Point Metropolitan District[2]	6.250		12/01/2035	2,315,950
1,000,000	CO Castle Oaks Metropolitan District[2]	6.000		12/01/2025	670,870
1,500,000	CO Castle Oaks Metropolitan District[2]	6.125		12/01/2035	927,795
5,755,000	CO Central Marksheffel Metropolitan District[2]	7.250		12/01/2029	4,238,730
1,000,000	CO Confluence Metropolitan District[2]	5.400		12/01/2027	685,990
1,000,000	CO Copperleaf Metropolitan District No. 2[2]	5.850		12/01/2026	608,730
1,850,000	CO Copperleaf Metropolitan District No. 2[2]	5.950		12/01/2036	1,009,767
1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250		12/01/2037	733,746
1,700,000	CO Crystal Crossing Metropolitan District[2]	6.000		12/01/2036	935,034
F6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$1,490,000	CO Educational and Cultural Facilities Authority (Banning Lewis Ranch Academy)[2]	6.125%		12/15/2035	$995,380
585,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)[2]	5.625		12/01/2036	361,068
2,475,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	5.375		07/01/2015	1,897,360
24,295,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000		07/01/2042	13,450,441
1,335,000	CO Elbert and Highway 86 Metropolitan District[2]	5.750		12/01/2036	740,044
5,000,000	CO Elbert and Highway 86 Metropolitan District[2]	7.500		12/01/2032	3,577,950
2,468,000	CO Elkhorn Ranch Metropolitan District[2]	6.375		12/01/2035	1,508,664
700,000	CO Fallbrook Metropolitan District[2]	5.625		12/01/2026	453,467
1,225,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[2]	5.300		07/01/2037	649,716
2,960,000	CO Heritage Todd Creek Metropolitan District[2]	5.500		12/01/2037	1,733,169
5,325,000	CO High Plains Metropolitan District[2]	6.125		12/01/2025	3,546,344
10,875,000	CO High Plains Metropolitan District[2]	6.250		12/01/2035	6,530,003
1,060,000	CO Horse Creek Metropolitan District[2]	5.750		12/01/2036	648,646
270,000	CO Hsg. & Finance Authority[2]	6.400		11/01/2024	282,390
330,000	CO Hsg. & Finance Authority[2]	8.400		10/01/2021	363,102
5,000	CO Hsg. & Finance Authority (Single Family)[2]	6.500		11/01/2029	5,137
20,000	CO Hsg. & Finance Authority (Single Family)[2]	6.800		04/01/2030	20,511
20,000	CO Hsg. & Finance Authority (Single Family)[2]	7.000		05/01/2026	20,358
29,000	CO Hsg. & Finance Authority (Single Family)[2]	7.250		05/01/2027	29,528
185,000	CO Hsg. & Finance Authority, Series C-2[2]	6.875		11/01/2028	187,734
1,700,000	CO Huntington Trails Metropolitan District	0.000	[8]	12/01/2037	1,421,625
500,000	CO Huntington Trails Metropolitan District[2]	6.250		12/01/2036	298,980
7,050,000	CO International Center Metropolitan District No.3[2]	6.500		12/01/2035	4,189,886
1,145,000	CO Liberty Ranch Metropolitan District[2]	6.250		12/01/2036	684,664
1,875,000	CO Madre Metropolitan District No. 2[2]	5.500		12/01/2036	898,500
2,800,000	CO Mountain Shadows Metropolitan District[2]	5.625		12/01/2037	1,445,052
1,755,000	CO Multifamily Hsg. Revenue Bond Pass- Through Certificates (MS Loveland/American International Obligated Group)[2]	6.000	[6]	11/01/2033	1,384,239
3,000,000	CO Murphy Creek Metropolitan District No. 3[2]	6.000		12/01/2026	2,037,030
10,060,000	CO Murphy Creek Metropolitan District No. 3[2]	6.125		12/01/2035	6,222,412
2,275,000	CO Neu Towne Metropolitan District[3,9]	7.250		12/01/2034	793,406
1,000,000	CO North Range Metropolitan District No. 2[2]	5.500		12/15/2037	507,820
4,500,000	CO Northwest Metropolitan District No. 3[2]	6.125		12/01/2025	2,541,735
7,855,000	CO Northwest Metropolitan District No. 3[2]	6.250		12/01/2035	4,058,914
F7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$14,020,000	CO Park Valley Water and Sanitation Metropolitan District	6.000%[5]		12/15/2017	$8,677,819
320,000	CO Potomac Farms Metropolitan District[2]	0.000	[8]	12/01/2023	239,075
1,590,000	CO Potomac Farms Metropolitan District[2]	7.250		12/01/2037	1,038,636
850,000	CO Prairie Center Metropolitan District No. 3[2]	5.250		12/15/2021	617,270
1,250,000	CO Prairie Center Metropolitan District No. 3[2]	5.400		12/15/2031	786,663
1,000,000	CO Prairie Center Metropolitan District No. 3[2]	5.400		12/15/2031	629,330
2,275,000	CO Regency Metropolitan District[2]	5.750		12/01/2036	1,203,543
1,750,000	CO Serenity Ridge Metropolitan District No. 2[9]	7.500		12/01/2034	837,813
1,320,000	CO Silver Peaks Metropolitan District[2]	5.750		12/01/2036	768,095
10,230,000	CO Sorrell Ranch Metropolitan District[2]	5.750		12/01/2036	5,952,735
1,735,000	CO Sorrell Ranch Metropolitan District	6.750		12/15/2036	1,115,327
1,330,000	CO Stoneridge Metropolitan District[2]	5.625		12/01/2036	758,832
2,065,000	CO Tallgrass Metropolitan District[2]	5.250		12/01/2037	1,160,014
500,000	CO Tallyns Reach Metropolitan District No. 3[2]	5.200		12/01/2036	303,480
8,000,000	CO Talon Pointe Metropolitan District[2]	8.000		12/01/2039	6,259,680
655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125		12/01/2019	531,939
695,000	CO Traditions Metropolitan District No. 2[2]	5.750		12/01/2036	425,291
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[8]	12/15/2037	2,569,511
3,780,000	CO Waterview I Metropolitan District[2]	8.000		12/15/2032	2,996,784
500,000	CO Wheatlands Metropolitan District[2]	6.000		12/01/2025	335,435
2,500,000	CO Wheatlands Metropolitan District[2]	6.125		12/01/2035	1,546,325
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	2,961,560
3,875,000	CO Woodmen Heights Metropolitan District No. 1[2]	6.750		12/01/2020	3,101,938
21,195,000	CO Woodmen Heights Metropolitan District No. 1[2]	7.000		12/01/2030	15,081,302
500,000	CO Wyndham Hill Metropolitan District[2]	6.250		12/01/2025	345,445
892,000	CO Wyndham Hill Metropolitan District[2]	6.375		12/01/2035	571,826
18,510,000	Colorado Springs, CO Urban Renewal (University Village Colorado)[2]	7.000		12/01/2029	13,905,823
52,025,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[2]	5.250		10/01/2032	27,247,053
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[2]	5.750		10/01/2032	19,772,192
375,000	Eagle County, CO Airport Terminal Corp.[2]	5.250		05/01/2020	251,411

					216,354,755

Connecticut—0.3%
145,000	CT Devel. Authority (Bridgeport Hydraulic Company)[2]	6.150		04/01/2035	129,176
125,000	CT Devel. Authority (Bridgeport Hydraulic Company)[2]	6.150		04/01/2035	111,359
1,500,000	CT Devel. Authority Airport Facility (Learjet)[2]	7.950		04/01/2026	1,285,605
F8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Connecticut Continued
$105,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[2]	6.500%		07/01/2012	$105,184
20,000	CT H&EFA (St. Mary’s Hospital Corp.)[2]	5.500		07/01/2012	18,746
475,000	Georgetown, CT Special Taxing District[2]	5.125		10/01/2036	239,277
3,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.500		09/01/2036	2,258,888
1,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.750		09/01/2027	1,166,953
6,000,000	Mashantucket, CT Western Pequot Tribe, Series B2,10	6.500		09/01/2031	4,217,880
1,715,000	West Haven, CT Hsg. Authority (Meadow Landing Apartments)[2]	6.000		01/01/2028	1,261,760

					10,794,828

Delaware—0.1%
1,810,000	DE EDA (General Motors Corp.)	5.600		04/01/2009	538,475
15,000	DE Hsg. Authority (Single Family Mtg.)[2]	6.000		07/01/2018	15,083
55,000	DE Hsg. Authority (Single Family Mtg.)[2]	6.000		07/01/2032	54,188
6,939,000	Millsboro, DE Special Obligation (Plantation Lakes)[2]	5.450		07/01/2036	3,846,288

					4,454,034

District of Columbia—1.3%
170,000	District of Columbia HFA (Benning Road Apartments)[2]	6.300		01/01/2012	155,667
10,380,000	District of Columbia HFA (Shipley Park Apartments)[1]	4.800		06/01/2038	9,337,848
115,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.250		05/15/2024	97,947
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.750		05/15/2040	22,689,724
515,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.367	[5]	06/15/2046	9,615,050
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[5]	06/15/2055	6,355,642
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[5]	06/15/2055	4,272,750

					52,524,628

Florida—20.1%
1,150,000	Aberdeen, FL Community Devel. District[2]	5.250		11/01/2015	759,610
415,000	Aberdeen, FL Community Devel. District[2]	5.500		11/01/2011	275,232
23,300,000	Aberdeen, FL Community Devel. District[2]	5.500		05/01/2036	13,401,228
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)[2]	5.875		11/15/2042	4,672,400
5,350,000	Amelia Concourse, FL Community Devel. District[2]	5.750		05/01/2038	3,140,504
1,885,000	Amelia Walk, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	975,374
F9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$12,755,000	Arborwood, FL Community Devel. District (Centex Homes)[2]	5.250%	05/01/2016	$9,742,907
14,180,000	Arlington Ridge, FL Community Devel. District[9]	5.500	05/01/2036	6,239,200
9,250,000	Ave Maria Stewardship, FL Community Devel. District[2]	5.125	05/01/2038	4,285,618
2,220,000	Avelar Creek, FL Community Devel. District[2]	5.375	05/01/2036	1,079,941
1,045,000	Avignon Villages, FL Community Devel. District[3,9]	5.300	05/01/2014	468,944
755,000	Avignon Villages, FL Community Devel. District[3,9]	5.400	05/01/2037	338,806
1,000,000	Bahia Lakes, FL Community Devel. District[2]	5.450	05/01/2037	532,130
2,620,000	Bainebridge, FL Community Devel. District[2]	5.500	05/01/2038	1,399,132
10,000,000	Baker, FL Correctional Devel. Corp. (Detention Center)[2]	7.500	02/01/2030	7,948,500
2,740,000	Bartram Park, FL Community Devel. District[2]	5.300	05/01/2035	1,474,284
5,240,000	Bay Laurel Center, FL Community Devel. District Special Assessment[2]	5.450	05/01/2037	3,051,566
225,000	Bayshore, FL Hsg. Corp.[3]	8.000	12/01/2016	76,919
4,390,000	Baywinds, FL Community Devel. District[2]	4.900	05/01/2012	2,024,492
10,815,000	Baywinds, FL Community Devel. District[2]	5.250	05/01/2037	4,988,743
4,225,000	Beacon Lakes, FL Community Devel. District Special Assessment[2]	6.000	05/01/2038	2,590,855
3,380,000	Beacon Lakes, FL Community Devel. District Special Assessment[2]	6.200	05/01/2038	2,033,915
1,955,000	Beacon, FL Tradeport Community Devel. District[2]	7.250	05/01/2033	1,487,931
10,640,000	Bella Verde, FL Golf Community Devel. District[3,4,9]	7.250	05/15/2009	5,320,000
7,625,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[2]	7.500	05/01/2034	5,804,074
4,000,000	Boynton Village, FL Community Devel. District Special Assessment[2]	6.000	05/01/2038	2,313,280
75,000	Broward County, FL Educational Facilities Authority (Pompano Oaks Apartments)[2]	6.000	12/01/2027	75,020
25,000	Broward County, FL HFA (Cross Keys Apartments)[2]	5.750	10/01/2028	23,353
12,475,000	Broward County, FL HFA (Pembroke Village Apartments)[2]	7.000	06/01/2046	11,915,621
1,295,000	Broward County, FL HFA (Single Family)[2]	5.000	10/01/2039	1,186,246
15,000	Broward County, FL HFA (Stirling Apartments)[2]	5.600	10/01/2018	15,115
125,000	Broward County, FL HFA (Stirling Apartments)[2]	5.750	04/01/2038	116,649
6,050,000	Buckeye Park, FL Community Devel. District[2]	7.875	05/01/2038	4,742,293
815,000	Cascades, FL Groveland Community Devel. District[2]	5.300	05/01/2036	364,981
25,790,000	CFM, FL Community Devel. District, Series A2	6.250	05/01/2035	15,128,156
2,500,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.200	05/01/2011	1,149,175
3,665,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.250	05/01/2015	1,679,926
F10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$12,595,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500%	05/01/2038	$5,779,090
4,200,000	City Center, FL Community Devel. District[2]	6.000	05/01/2038	2,550,030
7,535,000	City Center, FL Community Devel. District[2]	6.125	05/01/2036	4,697,771
26,915,000	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	12,406,200
2,710,000	Coconut Cay, FL Community Devel. District Special Assessment[2]	5.375	05/01/2036	1,608,656
55,000	Collier County, FL IDA (Allete)[2]	6.500	10/01/2025	44,591
16,110,000	Concord Stations, FL Community Devel. District[2]	5.300	05/01/2035	7,659,822
3,775,000	Connerton West, FL Community Devel. District[2]	5.125	05/01/2016	2,323,890
4,370,000	Connerton West, FL Community Devel. District[2]	5.400	05/01/2038	2,321,956
4,940,000	Copperstone, FL Community Devel. District[2]	5.200	05/01/2038	2,536,443
7,400,000	Cordoba Ranch, FL Community Devel. District Special Assessment[9]	5.550	05/01/2037	3,270,800
1,345,000	Coronado, FL Community Devel. District[2]	6.000	05/01/2038	841,567
3,250,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	1,609,758
1,110,000	Crestview II, FL Community Devel. District Special Assessment[2]	5.600	05/01/2037	697,935
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,217,738
1,280,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	594,970
9,570,000	Cypress Creek of Hillsborough County, FL Community Devel. District[2]	5.350	05/01/2037	4,491,680
70,000	Dade City, FL (First Mtg.-Retirement Care)[2]	8.000	01/01/2025	57,637
45,000	Dade County, FL HFA (Golden Lakes Apartments)[2]	6.050	11/01/2039	40,454
90,000	Dade County, FL HFA (Siesta Pointe Apartments)[2]	5.650	09/01/2017	90,080
8,727	Dade County, FL HFA (Single Family Mtg.)[2]	6.100	04/01/2027	8,899
1,900,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[2]	8.000	06/01/2022	1,569,818
115,000	Dade County, FL Res Rec[2]	5.500	10/01/2013	115,089
7,815,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	5,906,186
3,060,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,879,513
2,395,000	East Homestead, FL Community Devel. District[2]	5.375	05/01/2036	1,280,367
900,000	East Homestead, FL Community Devel. District[2]	5.450	11/01/2036	539,019
2,225,000	East Park, FL Community Devel. District Special Assessment[2]	7.500	05/01/2039	1,655,734
1,110,000	Easton Park, FL Community Devel. District[2]	5.200	05/01/2037	608,646
5,000	Edgewater, FL Water & Sewer[2]	7.000	10/01/2021	5,018
1,500,000	Enclave at Black Point Marina, FL Community Devel. District[2]	5.200	05/01/2014	978,675
F11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$1,250,000	Enclave at Black Point Marina, FL Community Devel. District[2]	5.400%		05/01/2037	$645,225
75,000	Escambia County, FL HFA (Single Family Mtg.)[2]	5.500		10/01/2031	69,592
21,385,000	Fiddler’s Creek, FL Community Devel. District No.2[2]	6.000		05/01/2038	13,113,710
175,000	FL Capital Projects Finance Authority (Peerless Group)[2]	7.500		08/01/2019	139,960
26,200,000	FL Capital Trust Agency (AHF Florida LLC)[2]	8.125		10/01/2038	17,108,076
3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750		06/01/2023	1,951,602
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875		06/01/2038	1,065,900
960,000	FL Capital Trust Agency (American Opportunity)[2]	7.250		06/01/2038	531,245
695,000	FL Capital Trust Agency (American Opportunity)[2]	8.250		12/01/2038	349,119
7,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000		07/15/2032	5,573,260
13,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260		07/15/2038	10,568,740
30,000	FL HFA (Hsg. Partners of Panama City)[2]	5.700		05/01/2037	27,783
60,000	FL HFA (Landings Boot Ranch)[2]	6.100		11/01/2035	60,269
100,000	FL HFA (Mar Lago Village Apartments)[2]	5.900		12/01/2027	82,847
115,000	FL HFA (Reserve at Kanapaha)[2]	5.700		07/01/2037	106,490
20,000	FL HFA (Spinnaker Cove Apartments)[2]	6.500		07/01/2036	20,001
1,345,000	FL HFA (St. Cloud Village Associates)	8.000		02/15/2030	972,153
75,000	FL HFA (Stoddert Arms Apartments)[2]	6.250		09/01/2026	75,020
15,000	FL HFA (Wentworth Apartments)[2]	5.450		10/01/2037	13,389
50,000	FL HFA (Willow Lake Apartments)[2]	5.250		01/01/2021	50,069
100,000	FL HFA (Willow Lake Apartments)[2]	5.350		07/01/2027	94,081
100,000	FL HFC (Ashton Point Apartments)[2]	5.750		07/01/2036	93,722
85,000	FL HFC (Brittany of Rosemont)[2]	6.250		07/01/2035	84,992
20,000	FL HFC (East Lake Apartments)[2]	5.050		10/01/2026	18,306
45,000	FL HFC (Grande Pointe Apartments)[2]	6.000		07/01/2038	43,492
9,235,000	FL HFC (Homeowner Mtg.)[1]	5.150		07/01/2038	7,757,521
125,000	FL HFC (Homeowner Mtg.)	5.573	[5]	01/01/2029	39,108
15,000	FL HFC (Homeowner Mtg.)[2]	6.250		07/01/2022	15,501
145,000	FL HFC (Logan Heights Apartments)[2]	6.000		10/01/2039	151,828
25,000	FL HFC (Mystic Pointe II)[2]	6.100		12/01/2035	24,647
25,000	FL HFC (Raceway Pointe Apartments)[2]	5.950		09/01/2032	24,380
10,000	FL HFC (River Trace Senior Apartments)[2]	5.800		01/01/2041	9,420
10,000	FL HFC (Sanctuary Winterlakes)[2]	5.850		09/01/2026	10,023
20,000	FL HFC (Sheridan Place of Bredenton)[2]	5.500		10/01/2036	18,084
95,000	FL HFC (Spring Harbor Apartments)[2]	5.900		08/01/2039	89,878
10,000	FL HFC (Sundance Pointe Associates)[2]	5.850		02/01/2037	9,487
10,000	FL HFC (Villas De Mallorca)[2]	5.750		07/01/2027	9,877
F12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$5,085,000	FL HFC (Westchase Apartments)[2]	6.610%	07/01/2038	$3,576,789
8,765,000	FL Island at Doral III Community Devel. District Special Assessment[2]	5.900	05/01/2035	4,546,318
3,400,000	FL Lake Ashton II Community Devel. District[2]	5.375	05/01/2036	1,910,528
2,030,000	FL Mira Lago West Community Devel. District[2]	5.375	05/01/2036	1,186,190
1,555,000	FL New Port Tampa Bay Community Devel. District[9]	5.300	11/01/2012	542,306
24,700,000	FL New Port Tampa Bay Community Devel. District[9]	5.875	05/01/2038	8,614,125
1,500,000	FL Parker Road Community Devel. District[2]	5.350	05/01/2015	1,141,440
1,500,000	FL Parker Road Community Devel. District[2]	5.600	05/01/2038	795,090
1,500,000	Flora Ridge, FL Educational Facilities Benefit District[2]	5.300	05/01/2037	874,935
5,500,000	Fontainbleau Lakes, FL Community Devel. District[2]	6.000	05/01/2015	4,281,860
4,000,000	Fontainbleau Lakes, FL Community Devel. District[2]	6.000	05/01/2038	2,263,480
10,185,000	Forest Creek, FL Community Devel. District[2]	5.450	05/01/2036	5,329,607
7,915,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[2]	7.375	03/01/2030	6,263,694
10,000,000	Grand Bay at Doral, FL Community Devel. District[2]	6.000	05/01/2017	6,984,600
8,735,000	Grand Bay at Doral, FL Community Devel. District[2]	6.000	05/01/2039	4,567,444
12,370,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[2]	5.500	05/01/2038	6,511,197
7,505,000	Greater Orlando, FL Aviation Authority (JetBlue Airways Corp.)	6.375	11/15/2026	4,645,595
14,965,000	Greater Orlando, FL Aviation Authority (JetBlue Airways Corp.)	6.500	11/15/2036	8,804,957
100,000	Gulf Breeze, FL GO2	5.900	12/01/2015	100,093
5,940,000	Hammocks, FL Community Devel. District Special Assessment[2]	5.500	05/01/2037	3,168,634
8,900,000	Harrison Ranch, FL Community Devel. District[2]	5.300	05/01/2038	4,828,873
1,125,000	Hawks Point, FL Community Devel. District[2]	5.300	05/01/2039	607,624
15,675,000	Heritage Bay, FL Community Devel. District[2]	5.500	05/01/2036	9,015,633
15,250,000	Heritage Harbour North, FL Community Devel. District[2]	6.375	05/01/2038	10,032,213
1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100	11/01/2013	1,255,558
3,530,000	Heritage Plantation, FL Community Devel. District[2]	5.400	05/01/2037	1,799,771
12,000,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2031	10,435,920
945,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500	05/01/2036	419,807
4,065,000	Highlands, FL Community Devel. District[2]	5.550	05/01/2036	2,158,027
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[2]	7.125	04/01/2030	1,097,020
9,250,000	Hillsborough County, FL IDA (Senior Care Group)[2]	6.700	07/01/2021	7,144,793
F13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$6,035,000	Hillsborough County, FL IDA (Senior Care Group)[2]	6.750%	07/01/2029	$4,400,420
11,465,000	Indigo, FL Community Devel. District[2]	5.750	05/01/2036	5,929,583
3,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[2]	5.500	10/01/2030	2,143,830
715,000	Jacksonville, FL Water and Sewage (United Waterworks)[2]	6.350	08/01/2025	693,214
1,405,000	K-Bar Ranch, FL Community Devel. District Special Assessment[2]	5.450	05/01/2036	758,939
1,180,000	Keys Cove, FL Community Devel. District[2]	5.875	05/01/2035	860,692
925,000	Lake Frances, FL Community Devel. District Special Assessment[2]	5.300	05/01/2037	473,073
2,000,000	Lakeside Landings, FL Devel. District[2]	5.250	05/01/2013	1,315,100
750,000	Lakeside Landings, FL Devel. District[2]	5.500	05/01/2038	378,068
14,500,000	Landmark at Doral, FL Community Devel. District Special Assessment[2]	5.200	05/01/2015	6,646,510
8,000,000	Landmark at Doral, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	3,670,720
100,000	Largo, FL Sun Coast Health System (Sun Coast Hospital)	6.200	03/01/2013	51,820
65,000	Lee County, FL HFA (Single Family Mtg.)[2]	7.200	03/01/2033	66,141
1,200,000	Legends Bay, FL Community Devel. District[2]	5.500	05/01/2014	788,544
1,500,000	Legends Bay, FL Community Devel. District[2]	5.875	05/01/2038	822,420
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)[2]	6.750	09/01/2028	73,405
1,415,000	Liberty County, FL Revenue (Twin Oaks)	8.250	07/01/2028	1,156,126
7,955,000	Madeira, FL Community Devel. District[2]	5.250	11/01/2014	4,246,618
8,045,000	Madeira, FL Community Devel. District[2]	5.450	05/01/2039	4,004,157
1,620,000	Madison County, FL Mtg. (Twin Oaks)[2]	6.000	07/01/2025	1,134,729
5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600	05/01/2014	3,035,200
5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	3,023,683
2,900,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	1,517,628
3,000,000	Main Street, FL Community Devel. District[2]	6.800	05/01/2038	1,871,910
14,220,000	Martin County, FL IDA (Indiantown Cogeneration)[2]	7.875	12/15/2025	11,620,868
760,000	Martin County, FL IDA (Indiantown Cogeneration)[2]	8.050	12/15/2025	650,545
4,820,000	Meadow Woods, FL Community Devel. District Special Assessment[2]	6.050	05/01/2035	2,557,781
985,000	Mediterranea, FL Community Devel. District Special Assessment[2]	5.600	05/01/2037	459,345
1,025,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[2]	6.700	11/15/2019	808,828
540,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[2]	6.800	11/15/2031	349,304
F14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$11,760,000	Miromar Lakes, FL Community Devel. District[2]	6.875%		05/01/2035	$8,162,028
9,895,000	Miromar Lakes, FL Community Devel. District[2]	7.375		05/01/2032	7,419,865
17,625,000	Montecito, FL Community Devel. District[2]	5.100		05/01/2013	10,710,536
5,615,000	Montecito, FL Community Devel. District[2]	5.500		05/01/2037	2,843,829
690,000	Moody River, FL Estates Community Devel. District[2]	5.350		05/01/2036	323,886
16,925,000	Myrtle Creek, FL Improvement District Special Assessment[2]	5.200		05/01/2037	8,692,849
11,150,000	Nassau County, FL (Nassau Care Centers)[2]	6.900		01/01/2038	7,872,123
25,000	Nassau County, FL Pollution Control (ITT Rayonier)[2]	6.200		07/01/2015	23,054
1,735,000	Naturewalk, FL Community Devel. District[2]	5.300		05/01/2016	1,007,462
5,500,000	Naturewalk, FL Community Devel. District[2]	5.500		05/01/2038	2,878,480
3,480,000	New River, FL Community Devel. District[2]	5.000		05/01/2013	1,398,890
365,000	New River, FL Community Devel. District[2]	5.350		05/01/2038	145,179
2,470,000	North Springs, FL Improvement District (Heron Bay North Assessment)[2]	5.200		05/01/2027	1,468,958
15,515,000	North Springs, FL Improvement District (Parkland Golf-Country Club)[2]	5.450		05/01/2026	9,669,879
750,000	Northern Palm Beach, FL Improvement District[2]	5.350		08/01/2041	410,985
1,395,000	Oak Creek, FL Community Devel. District Special Assessment[2]	5.800		05/01/2035	842,594
2,750,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.250		05/01/2012	1,240,443
1,595,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.400		05/01/2038	719,409
3,360,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[2]	5.375		05/01/2014	2,792,261
1,535,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[2]	8.875		07/01/2021	1,503,517
3,200,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[2]	9.000		07/01/2031	2,890,560
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[2]	5.500		07/01/2032	452,423
1,125,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[2]	5.500		07/01/2038	645,671
6,020,000	Orange County, FL HFA (Dunwoodie Apartments)[2]	6.500		07/01/2035	3,997,160
10,000	Orange County, FL HFA (Homeowner)[2]	5.200		09/01/2023	9,701
140,000	Orange County, FL HFA (Homeowner)	5.420	[5]	03/01/2028	40,992
15,000	Orange County, FL HFA (Homeowner)[2]	5.550		09/01/2033	14,307
5,000	Orange County, FL HFA (Park Avenue Villas)[2]	5.250		09/01/2031	4,477
1,750,000	Orange County, FL HFA (Seminole Pointe)[2]	5.800		06/01/2032	1,137,588
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[3]	7.000		07/01/2036	2,673,863
F15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[2]	6.100%		08/01/2029	$54,997
14,190,000	Palm Coast Park, FL Community Devel. District Special Assessment[2]	5.700		05/01/2037	7,550,073
2,705,000	Palm Glades, FL Community Devel. District[2]	5.300		05/01/2036	1,561,380
6,065,000	Palm Glades, FL Community Devel. District Special Assessment[2]	7.125		05/01/2039	4,200,316
1,850,000	Palm River, FL Community Devel. District[9]	5.150		05/01/2013	830,188
950,000	Palm River, FL Community Devel. District[9]	5.375		05/01/2036	426,313
1,500,000	Parkway Center, FL Community Devel. District, Series A2	6.300		05/01/2034	922,455
2,700,000	Paseo, FL Community Devel. District[2]	5.000		02/01/2011	1,346,652
6,585,000	Pine Ridge Plantation, FL Community Devel. District[2]	5.400		05/01/2037	3,117,207
4,625,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[2]	5.650		05/01/2037	2,649,246
35,000	Pinellas County, FL HFA (Single Family Hsg.)[2]	5.200		03/01/2037	29,003
475,000	Pinellas County, FL HFA (Single Family Hsg.)[2]	5.250		03/01/2038	387,291
145,000	Pinellas County, FL HFA (Single Family Hsg.)	5.503	[5]	03/01/2031	33,898
1,315,000	Poinciana West, FL Community Devel. District Special Assessment[2]	6.000		05/01/2037	885,350
2,100,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[2]	5.350		07/01/2027	1,367,667
6,150,000	Portico, FL Community Devel. District[2]	5.450		05/01/2037	3,195,048
1,500,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500		05/01/2038	827,355
2,910,000	Portofino Isles, FL Community Devel. District (Portofino Court)	5.600		05/01/2036	1,613,566
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200		05/01/2017	706,090
2,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400		05/01/2038	1,062,680
915,000	Portofino Springs, FL Community Devel. District Special Assessment[2]	5.500		05/01/2038	513,333
2,480,000	Portofino Vista, FL Community Devel. District[2]	5.000		05/01/2013	1,636,577
4,110,000	Quarry, FL Community Devel. District[2]	5.250		05/01/2036	2,151,791
9,000,000	Quarry, FL Community Devel. District[2]	5.500		05/01/2036	4,910,850
490,000	Renaissance Commons, FL Community Devel. District, Series A2	5.600		05/01/2036	285,479
6,400,000	Reunion East, FL Community Devel. District[2]	5.800		05/01/2036	3,217,344
10,000,000	Reunion East, FL Community Devel. District, Series A2	7.375		05/01/2033	6,347,500
22,640,000	Reunion West, FL Community Devel. District[2]	6.250		05/01/2036	11,160,614
2,250,000	Ridgewood Trails, FL Community Devel. District[2]	5.650		05/01/2038	1,156,343
9,535,000	River Bend, FL Community Devel. District[2]	5.450		05/01/2035	5,612,492
F16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$6,570,000	River Bend, FL Community Devel. District[2]	7.125%	11/01/2015	$5,719,514
7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450	05/01/2038	4,178,465
3,495,000	Riverwood Estates, FL Community Devel. District Special Assessment[3,9]	5.350	05/01/2037	1,533,431
2,565,000	Rolling Hills, FL Community Devel. District[2]	5.125	11/01/2013	1,545,592
1,970,000	Rolling Hills, FL Community Devel. District[2]	5.450	05/01/2037	935,514
200,000	Santa Rosa Bay, FL Bridge Authority[2]	6.250	07/01/2028	134,804
23,200,000	Sarasota, FL National Community Devel. District Special Assessment[2]	5.300	05/01/2039	11,923,408
4,475,000	Seminole County, FL IDA (Progressive Health)[2]	7.500	03/01/2035	3,465,037
6,850,000	Shingle Creek, FL Community Devel. District[2]	6.100	05/01/2025	4,283,442
25,060,000	Shingle Creek, FL Community Devel. District[2]	6.125	05/01/2037	13,672,987
1,055,000	Six Mile Creek, FL Community Devel. District[2]	5.500	05/01/2017	562,558
8,625,000	Six Mile Creek, FL Community Devel. District[2]	5.875	05/01/2038	3,765,330
6,900,000	South Bay, FL Community Devel. District[3]	5.125	11/01/2009	2,406,375
12,035,000	South Bay, FL Community Devel. District[3,9]	5.375	05/01/2013	4,197,206
16,775,000	South Bay, FL Community Devel. District[9]	5.950	05/01/2036	5,850,281
11,585,000	South Fork East, FL Community Devel. District[2]	5.350	05/01/2036	6,483,198
1,825,000	South Fork East, FL Community Devel. District[2]	6.500	05/01/2038	1,206,380
7,295,000	South Fork East, FL Community Devel. District[2]	7.000	11/01/2015	6,194,330
100,000	South Lake County, FL Hospital District (Orlando Regional Healthcare System)[2]	6.000	10/01/2022	95,811
3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)[2]	5.375	01/01/2040	1,685,036
565,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[2]	5.200	10/01/2027	337,486
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[2]	5.250	10/01/2041	530,670
1,970,000	Stonebrier, FL Community Devel. District[2]	5.500	05/01/2037	1,069,375
3,165,000	Stoneybrook, FL South Community Devel. District[2]	5.800	05/01/2039	1,856,209
1,515,000	Summerville, FL Community Devel. District[2]	5.500	05/01/2036	817,085
6,000,000	Sweetwater Creek, FL Community Devel. District[2]	5.500	05/01/2038	2,903,520
9,460,000	Tern Bay, FL Community Devel. District[3,9]	5.000	05/01/2015	3,299,175
19,075,000	Tern Bay, FL Community Devel. District[3,9]	5.375	05/01/2037	6,652,406
33,650,000	Tolomato, FL Community Devel. District Special Assessment[2]	6.650	05/01/2040	21,245,264
2,925,000	Town Center, FL at Palm Coast Community Devel. District[2]	6.000	05/01/2036	1,684,800
5,000,000	Treeline, FL Preservation Community Devel. District[2]	6.800	05/01/2039	3,125,650
745,000	Turnbull Creek, FL Community Devel. District Special Assessment[2]	5.250	05/01/2037	383,303
F17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,410,000	Two Creeks, FL Community Devel. District[2]	5.250%	05/01/2037	$708,144
10,750,000	Verandah East, FL Community Devel. District[2]	5.400	05/01/2037	5,960,553
7,920,000	Verano Center, FL Community Devel. District[2]	5.375	05/01/2037	3,733,171
2,500,000	Villa Portofino East, FL Community Devel. District[2]	5.200	05/01/2037	1,347,150
1,760,000	Villa Portofino West, FL Community Devel. District[2]	5.350	05/01/2036	998,078
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550	05/01/2039	686,250
2,000,000	Villages of Westport, FL Community Devel. District[2]	5.700	05/01/2035	1,119,680
2,815,000	Villagewalk of Bonita Springs, FL Community Devel. District[2]	5.150	05/01/2038	1,432,751
1,395,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125	05/01/2013	642,551
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500	05/01/2037	1,544,149
3,735,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.125	11/01/2014	1,876,875
2,370,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.375	05/01/2039	1,189,811
3,190,000	Waterlefe, FL Community Devel. District Golf Course	8.125	10/01/2025	453,395
7,020,000	Waters Edge, FL Community Devel. District[2]	5.350	05/01/2039	3,526,357
3,025,000	Waters Edge, FL Community Devel. District[2]	5.400	05/01/2039	1,519,458
5,800,000	Waterstone, FL Community Devel. District[2]	5.500	05/01/2018	3,199,106
6,250,000	Wentworth Estates, FL Community Devel. District[2]	5.125	11/01/2012	2,940,188
28,210,000	Wentworth Estates, FL Community Devel. District[2]	5.625	05/01/2037	13,277,601
3,505,000	West Villages, FL Improvement District[2]	5.350	05/01/2015	2,734,566
10,330,000	West Villages, FL Improvement District[2]	5.500	05/01/2037	5,679,331
11,395,000	West Villages, FL Improvement District[2]	5.500	05/01/2038	6,235,572
18,550,000	West Villages, FL Improvement District[2]	5.800	05/01/2036	10,748,612
15,040,000	Westridge, FL Community Devel. District[9]	5.800	05/01/2037	6,899,600
11,370,000	Westside, FL Community Devel. District[2]	5.650	05/01/2037	6,404,494
17,510,000	Westside, FL Community Devel. District[2]	7.200	05/01/2038	12,272,759
2,085,000	World Commerce, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	863,440
1,000,000	World Commerce, FL Community Devel. District Special Assessment[2]	6.500	05/01/2036	488,940
7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400	05/01/2015	4,503,124
4,400,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	2,119,788
2,040,000	Zephyr Ridge, FL Community Devel. District	5.250	05/01/2013	1,144,522
2,665,000	Zephyr Ridge, FL Community Devel. District	5.625	05/01/2037	1,322,746

				826,710,742
F18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Georgia—1.5%
$60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[2]	6.200%		03/01/2027	$60,010
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[2]	6.200		03/01/2029	25,000
55,000	Americus-Sumter County, GA Hospital Authority (South Georgia Methodist Home for the Aging)[2]	6.250		05/15/2016	47,439
3,000,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[2]	6.250		07/01/2036	1,713,090
1,500,000	Atlanta, GA Tax Allocation (Eastside)[2]	5.600		01/01/2030	1,003,860
140,000	Atlanta, GA Urban Residential Finance Authority (Spring Branch Apartments)	8.500		04/01/2026	69,007
200,000	Brunswick and Glynn County, GA Devel. Authority (Georgia-Pacific Corp.)[2]	5.550		03/01/2026	106,124
325,000	Charlton County, GA Solid Waste Management Authority (Chesser Island Road Landfill)[2]	7.375		04/01/2018	276,829
35,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[2]	7.300		12/01/2013	39,390
50,000	Crisp County, GA Devel. Authority (International Paper Company)[2]	6.200		02/01/2020	39,073
1,680,000	Effingham County, GA Devel. Authority (Fort James Corp.)[2]	5.625		07/01/2018	1,091,076
125,000	Fulton County, GA Airport (Delta Airlines)[3,4,9]	5.300		05/01/2013	938
250,000	Fulton County, GA Airport (Delta Airlines)[3,4,9]	5.450		05/01/2023	1,875
25,000	Fulton County, GA Airport (Delta Airlines)[3,4,9]	5.500		05/01/2033	188
80,000	Fulton County, GA Airport (Delta Airlines)[3,4,9]	6.950		11/01/2012	600
39,430,000	Fulton County, GA Devel. Authority (Catholic Health East/Mercy Medical/McCauley Center Obligated Group)[9]	2.250	[6]	11/15/2028	27,009,550
4,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[2]	5.000		07/01/2027	2,396,600
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[2]	5.125		07/01/2042	514,060
15,000	GA Hsg. and Finance Authority (Single Family Mtg.)[2]	5.400		12/01/2031	14,149
24,150,000	Irwin County, GA COP	8.000		08/01/2037	20,271,752
2,000,000	Marietta, GA Devel. Authority (University Facilities)[2]	7.000		06/15/2039	1,367,340
100,000	McDuffie County, GA County Devel. Authority (Temple-Inland)[2]	6.950		12/01/2023	85,814
10,000	Peach County, GA Devel. Authority Healthcare Facility[2]	8.500		03/01/2034	8,442
430,000	Savannah, GA EDA (Skidway Health & Living Services)[2]	6.850		01/01/2019	360,228
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)[2]	7.400		01/01/2024	914,274
2,985,000	Savannah, GA EDA (Skidway Health & Living Services)[2]	7.400		01/01/2034	2,444,237

					59,860,945
F19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Hawaii—0.1%
$400,000	HI Dept. of Transportation (Continental Airlines)[2]	5.625%		11/15/2027	$236,856
7,860,000	HI Dept. of Transportation (Continental Airlines)[2]	7.000		06/01/2020	5,721,687

					5,958,543

Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[2]	5.350		01/01/2025	4,798
50,000	ID Hsg. Agency (Single Family Mtg.)[2]	6.200		07/01/2025	51,654
25,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[2]	6.450		08/01/2032	19,624

					76,076

Illinois—7.2%
1,700,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[2]	5.625		01/01/2018	1,280,797
37,448,139	Aurora, IL Single Family Mtg.[1]	5.500		12/01/2039	36,762,677
47,500,000	Aurora, IL Single Family Mtg.[1]	6.300		12/01/2045	46,950,710
1,750,000	Belleville, IL Tax Increment (Frank Scott Parkway Redevel.)[2]	5.700		05/01/2036	1,116,640
4,145,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[2]	6.600		01/01/2035	2,779,430
30,775,000	Caseyville, IL Tax (Forest Lakes)	7.000		12/30/2022	18,665,653
8,000,000	Centerpoint, IL Intermodal Center Program[2]	10.000	[6]	06/15/2023	6,182,160
20,000	Chicago, IL (Single Family Mtg.)[2]	6.350		10/01/2030	20,551
35,000	Chicago, IL Midway Airport, Series B2	5.625		01/01/2029	31,532
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[2]	6.125		02/20/2042	34,175
16,845,000	Chicago, IL O’Hare International Airport (Delta Airlines)[2]	6.450		05/01/2018	11,409,792
5,300,000	Cortland, IL Special Tax (Sheaffer System)[2]	5.500		03/01/2017	3,216,835
1,500,000	Deerfield, IL Educational Facilities (Chicagoland Jewish High School)[2]	6.000		05/01/2041	998,550
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[2]	5.625		03/01/2036	563,820
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[9]	5.375		03/01/2016	2,057,813
1,375,000	Godfrey, IL (United Methodist Village)[2]	5.875		11/15/2029	791,560
1,725,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[2]	5.625		03/01/2022	1,053,285
3,135,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[2]	6.000		03/01/2046	1,593,113
1,160,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[2]	5.625		03/01/2022	708,296
7,450,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[2]	6.000		03/01/2045	3,785,792
F20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$1,215,000	Hampshire, IL Special Service Area No. 18 (Crown Devel.-Tamms Farm)[2]	6.000%	03/01/2044	$617,475
4,270,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[2]	6.000	03/01/2046	2,169,886
22,478	IL Devel. Finance Authority (Community Rehabilitation Providers)[2]	8.250	08/01/2012	17,201
115,000	IL Devel. Finance Authority Solid Waste (WSREC)[2]	8.250	04/01/2023	114,960
11,600,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[2]	6.500	12/01/2037	7,959,572
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[2]	5.375	09/01/2035	1,955,021
1,200,000	IL Finance Authority (Central Baptist Village)[2]	5.375	11/15/2039	663,192
4,000,000	IL Finance Authority (Clare Oaks)[2]	6.000	11/15/2039	2,314,280
1,000,000	IL Finance Authority (DeKalb Supportive Living)[2]	6.100	12/01/2041	643,580
2,250,000	IL Finance Authority (Franciscan Communities)[2]	5.500	05/15/2027	1,463,715
2,750,000	IL Finance Authority (Franciscan Communities)[2]	5.500	05/15/2037	1,548,168
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[2]	5.375	02/15/2025	1,281,520
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[2]	5.625	02/15/2037	1,103,900
30,000,000	IL Finance Authority (Illinois River Energy)[2]	8.500	07/01/2019	22,461,900
850,000	IL Finance Authority (Luther Oaks)[2]	6.000	08/15/2026	588,090
1,500,000	IL Finance Authority (Luther Oaks)[2]	6.000	08/15/2039	928,035
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[2]	5.000	08/15/2024	2,026,259
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[2]	5.125	08/15/2028	2,134,532
30,000,000	IL Finance Authority (Monarch Landing)[2]	7.000	12/01/2042	19,692,900
1,250,000	IL Finance Authority (Montgomery Place)[2]	5.500	05/15/2026	822,613
2,050,000	IL Finance Authority (Montgomery Place)[2]	5.750	05/15/2038	1,177,172
7,000,000	IL Finance Authority (Sedgebrook)[2]	6.000	11/15/2042	3,871,350
750,000	IL Finance Authority (Three Crowns Park Plaza)[2]	5.875	02/15/2038	445,185
8,700,000	IL Health Facilities Authority[3,9]	6.900	11/15/2033	4,721,490
100,000	IL Health Facilities Authority (Delnor Community Resource Living)[2]	6.000	11/15/2017	82,368
1,220,000	IL Hsg. Devel. Authority (Riverwoods Apartments)[2]	5.550	01/01/2048	1,078,614
7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125	03/01/2037	4,741,603
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[2]	7.125	01/01/2036	9,184,809
3,760,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750	03/01/2022	2,297,623
F21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Illinois Continued
$4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125%		03/01/2040	$2,114,840
1,810,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750		03/01/2022	1,106,037
380,000	Peoria, IL Hsg. (Peoria Oak Woods Apartments)[2]	7.750		10/15/2033	308,195
3,500,000	Plano, IL Special Service Area No. 5[2]	6.000		03/01/2036	2,090,375
3,750,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[2]	6.000		12/01/2041	2,376,600
6,260,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)[2]	6.375		08/01/2040	3,998,825
47,033	Robbins, IL Res Rec (Robbins Res Rec Partners)	5.873	[5]	10/15/2009	43,655
347	Robbins, IL Res Rec (Robbins Res Rec Partners)[2]	7.250		10/15/2009	339
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[2]	7.250		10/15/2024	135
10,000	Rockford, IL Mtg. (Faust Landmark Partnership)[2]	6.200		01/01/2028	10,032
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)[2]	6.625		06/01/2037	1,710,625
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[2]	5.850		12/01/2036	891,720
18,050,000	Southwestern IL Devel. Authority (Local Government Programming)[2]	7.000		10/01/2022	13,886,587
3,650,000	Southwestern IL Devel. Authority (Village of Sauget)[2]	5.625		11/01/2026	2,351,294
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)[2]	8.250		12/01/2019	9,948,084
8,450,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[2]	6.100		12/01/2041	5,438,251
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[2]	6.250		12/30/2026	2,270,747
3,200,000	Volo Village, IL Special Service Area (Lancaster Falls)[2]	5.750		03/01/2036	1,753,888
5,600,000	Volo Village, IL Special Service Area (Remington Pointe)[2]	6.450		03/01/2034	3,436,048
5,170,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[2]	5.875		03/01/2036	3,183,738

					295,030,209

Indiana—2.0%
8,080,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[2,11]	6.500		07/01/2033	5,180,088
20,210,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)[2]	7.500		09/01/2019	13,854,561
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[2]	5.500		09/01/2028	788,933
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[2]	6.375		08/01/2029	3,468,720
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)	6.200		10/15/2025	3,758
F22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Indiana Continued
$75,000	Griffith, IN Economic Devel. (May Department Stores Company)[2]	6.750%	03/01/2009	$74,795
25,000	IN Bond Bank (Southwestern Bartholomew Water Corp.)[2]	6.625	06/01/2012	25,008
1,835,000	IN Health Facility Financing Authority (Methodist Hospitals)[2]	5.500	09/15/2031	1,327,934
550,000	IN Pollution Control (General Motors Corp.)[9]	5.625	04/01/2011	82,500
9,365,000	Indianapolis, IN Multifamily Hsg. (Covered Bridge)[2,11]	6.000	04/01/2030	6,037,709
75,000	Jasper County, IN Economic Devel. (Georgia- Pacific Corp.)[2]	5.600	04/01/2029	38,415
215,000	Jasper County, IN Economic Devel. (Georgia- Pacific Corp.)[2]	5.625	12/01/2027	112,350
560,000	Jasper County, IN Economic Devel. (Georgia- Pacific Corp.)[2]	6.700	04/01/2029	334,303
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	6.500	07/01/2015	28,396
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	7.250	07/01/2033	12,898,384
60,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[2]	6.375	11/01/2029	46,481
6,820,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[2]	6.500	07/01/2022	5,405,327
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[2]	5.550	05/15/2019	178,988
4,875,000	Vigo County, IN Hospital Authority (Union Hospital)[2]	5.800	09/01/2047	2,896,628
6,215,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)[2]	6.250	01/01/2024	4,489,405
25,000,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250	07/01/2020	20,861,250
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000	07/01/2020	3,771,450

				81,905,383

Iowa—2.4%
500,000	Cedar Rapids, IA (Cottage Grove Place)	5.875	07/01/2028	322,995
3,615,000	Cedar Rapids, IA (Cottage Grove Place)	6.000	07/01/2014	3,173,536
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	3,268,849
440,000	IA Finance Authority (Amity Fellowserve)[2]	5.900	10/01/2016	363,590
825,000	IA Finance Authority (Amity Fellowserve)[2]	6.000	10/01/2028	540,466
940,000	IA Finance Authority (Amity Fellowserve)[2]	6.375	10/01/2026	667,344
F23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Iowa Continued
$2,190,000	IA Finance Authority (Amity Fellowserve)[2]	6.500%		10/01/2036	$1,462,263
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900		12/01/2028	762,178
900,000	IA Finance Authority Retirement Community (Friendship Haven)[2]	6.125		11/15/2032	585,018
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[2]	5.550		11/01/2041	546,250
1,300,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[2]	5.375		06/01/2025	791,206
36,910,000	IA Tobacco Settlement Authority[7]	5.375		06/01/2038	20,408,646
45,000,000	IA Tobacco Settlement Authority[7]	5.500		06/01/2042	24,784,200
190,800,000	IA Tobacco Settlement Authority	6.250	[5]	06/01/2046	2,997,468
360,990,000	IA Tobacco Settlement Authority	7.125	[5]	06/01/2046	4,588,183
59,992,781	IA Tobacco Settlement Authority (TASC)[1]	5.625		06/01/2046	33,284,950

					98,547,142

Kansas—0.5%
85,000	Goddard, KS Industrial Revenue (IFR Systems)[2]	6.250		05/01/2012	85,487
970,000	KS Devel. Finance Authority (Oak Ridge Park Associates)[2]	6.500		02/01/2018	825,984
1,000,000	KS Devel. Finance Authority (Oak Ridge Park Associates)[2]	6.625		08/01/2029	705,960
55,000	KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)[2]	5.500		11/15/2015	47,491
1,275,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[2]	7.950		10/15/2035	1,054,757
4,500,000	Olathe, KS Tax Increment (Gateway)[2]	5.000		03/01/2026	2,480,130
2,500,000	Olathe, KS Transportation Devel. District (Gateway)[2]	5.000		12/01/2028	1,321,825
9,505,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.500		12/01/2038	9,371,128
150,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	7.600		12/01/2031	152,789
360,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	7.600		12/01/2031	366,692
1,645,000	Wichita, KS Hsg. (Innes Station Apartments)[2]	6.250		03/01/2028	1,165,005
2,475,000	Wyandotte County/Kansas City, KS Unified Government Industrial Devel. (Crestwood Apartments)	6.950		06/01/2037	1,756,805
1,400,000	Wyandotte County/Kansas City, KS Unified Government Pollution Control (General Motors)	6.000		06/01/2025	196,336

					19,530,389
F24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Kentucky—0.3%
$15,000	Elizabethtown, KY Industrial Building (Elizabethtown Medical Rehabilitation)[2]	10.250%	12/01/2016	$15,178
28,805,000	Kenton County, KY Airport (Delta Airlines)[3,4,9]	8.000	12/01/2015	216,038
31,750,000	Kenton County, KY Airport (Delta Airlines)[3,4,9]	8.000	12/01/2015	238,125
27,170,000	Kenton County, KY Airport (Delta Airlines)[3,4,9]	8.000	12/01/2015	203,775
45,560,000	Kenton County, KY Airport (Delta Airlines)[3,4,9]	8.000	12/01/2015	341,700
150,000	Kenton County, KY Airport (Delta Airlines)[3,4,9]	8.000	12/01/2015	1,125
2,580,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[2]	6.750	03/01/2029	1,991,038
5,000	KY EDFA (Norton)[2]	6.125	10/01/2010	5,120
2,900,000	Morgantown, KY Solid Waste Disposal (Imco Recycling)	6.000	05/01/2023	2,136,546
4,600,000	Morgantown, KY Solid Waste Disposal (Imco Recycling)	7.450	05/01/2022	3,775,450
5,740,000	Morgantown, KY Solid Waste Disposal (Imco Recycling)	7.650	05/01/2016	5,132,880

				14,056,975

Louisiana—1.5%
175,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[2]	5.600	12/01/2028	161,406
2,000,000	Colonial Pinnacle, LA Community Devel. District Special Assessment[2]	7.000	05/01/2037	1,248,480
2,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150	10/01/2014	1,786,290
3,710,000	LA CDA (Eunice Student Hsg. Foundation)	7.375	09/01/2033	2,259,798
60,000	LA HFA (Single Family Mtg.)[2]	6.300	06/01/2020	61,050
1,040,000	LA Local Government EF&CD Authority (Cypress Apartments)[2]	8.000	04/20/2028	820,373
475,000	LA Local Government EF&CD Authority (Sharlo Apartments)[2]	8.000	06/20/2028	364,373
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[2]	6.375	10/01/2028	3,699,739
70,080,000	LA Tobacco Settlement Financing Corp. (TASC)[7]	5.875	05/15/2039	44,510,611
7,500,000	Lakeshore Villages, LA Master Community Devel. District[2]	5.250	07/01/2017	5,674,575
60,000	New Orleans, LA Sewage Service[2]	5.400	06/01/2017	51,801
30,000	Tensas Parish, LA Law Enforcement District COP[9]	8.000	10/01/2010	28,887
15,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[2]	6.600	09/01/2028	13,862

				60,681,245

Maine—0.4%
56,390,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)	7.750	10/01/2022	10,165,425
F25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Maine Continued
$20,000	North Berwick, ME (Hussey Seating Company)[2]	7.000%		12/01/2013	$19,864
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[2]	6.625		07/01/2020	2,169,840
6,215,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[2]	6.875		10/01/2026	2,807,440

					15,162,569

Maryland—0.4%
6,810,000	Brunswick, MD Special Obligation (Brunswick Crossing)[2]	5.500		07/01/2036	3,843,632
5,135,000	MD EDC Student Hsg. (Bowie State University)[2]	6.000		06/01/2023	3,619,045
400,000	MD EDC Student Hsg. (University of Maryland)[2]	5.625		10/01/2023	255,392
8,500,000	MD EDC Student Hsg. (University of Maryland)[2]	5.750		10/01/2033	4,788,900
600,000	MD H&HEFA (King Farm Presbyterian Community)[2]	5.300		01/01/2037	281,496
925,000	MD H&HEFA (Washington Christian Academy)[2]	5.500		07/01/2038	511,423
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[2]	5.250		01/01/2037	1,179,428

					14,479,316

Massachusetts—2.5%
800,000	MA Devel. Finance Agency (Eastern Nazarene College)[2]	5.625		04/01/2019	654,592
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[2]	5.625		04/01/2029	1,694,062
1,800,000	MA Devel. Finance Agency (Linden Ponds)[2]	5.750		11/15/2042	960,462
300,000	MA Devel. Finance Agency (Regis College)[2]	5.250		10/01/2018	233,958
1,000,000	MA Devel. Finance Agency (VOA Concord)[2]	5.200		11/01/2041	538,200
30,000,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	29,678,226
9,965,000	MA H&EFA (CHE/MM/MC/MCoH Obligated Group)[2]	2.260	[6]	11/15/2032	4,035,825
75,000	MA H&EFA (Holyoke Hospital)[2]	6.500		07/01/2015	63,828
50,080,000	MA HFA, Series A1	5.250		07/01/2025	47,749,050
10,500,000	MA HFA, Series A1	5.300		06/01/2049	9,009,578
8,330,000	MA HFA, Series C1	5.400		12/01/2049	7,223,151
50,000	MA Port Authority (Delta Air Lines)[2]	5.000		01/01/2027	32,672

					101,873,604

Michigan—1.8%
3,600,000	Detroit, MI Local Devel. Finance Authority[2]	6.700		05/01/2021	1,963,188
2,210,000	Detroit, MI Local Devel. Finance Authority[2]	6.850		05/01/2021	1,205,201
585,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[2]	5.375		05/01/2018	309,254
35,150,000	Detroit, MI Sewer Disposal System[1]	1.561	[6]	07/01/2032	21,431,750
20,510,000	Detroit, MI Sewer Disposal System[9]	1.561	[6]	07/01/2032	12,511,100
770,000	East Lansing, MI Economic Corp. (Burcham Hills)[2]	5.250		07/01/2037	421,367
F26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$1,400,000	Kalamazoo, MI EDC (Heritage Community)[2]	5.500%		05/15/2036	$800,184
2,500,000	Kent, MI Hospital Finance Authority[2]	6.250		07/01/2040	1,716,925
65,000	MI Hospital Finance Authority (Detroit Medical Center)[2]	6.500		08/15/2018	54,243
900,000	MI Public Educational Facilities Authority (American Montessori)[2]	6.500		12/01/2037	620,064
1,500,000	MI Public Educational Facilities Authority (Old Redford Academy)[2]	6.000		12/01/2035	1,034,040
5,515,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550		10/01/2022	828,960
1,500,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[2]	7.875		08/31/2028	1,208,745
4,730,000	MI Strategic Fund Pollution Control (General Motors Corp.)	6.200		09/01/2020	711,250
4,400,000	MI Strategic Fund Solid Waste (Genesee Power Station)[2]	7.500		01/01/2021	3,507,460
428,990,000	MI Tobacco Settlement Finance Authority	7.286	[5]	06/01/2052	4,242,711
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[5]	06/01/2058	12,591,461
14,500,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[2]	6.000		12/01/2029	8,641,855

					73,799,758

Minnesota—1.8%
1,500,000	Apple Valley, MN EDA (Evercare Senior Living)[2]	6.000		12/01/2025	1,056,660
6,000,000	Apple Valley, MN EDA (Evercare Senior Living)[2]	6.125		06/01/2035	4,054,560
1,430,000	Burnsville, MN Commercial Devel. (Holiday Inn)[3,9]	5.900		04/01/2008	958,100
1,000,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)[2]	5.400		12/01/2036	602,730
1,750,000	Cottage Grove, MN Senior Hsg.[2]	6.000		12/01/2046	1,149,313
200,000	Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)	6.250		12/01/2029	150,654
2,000,000	Elysian, MN Senior Hsg. (Kingsway Ministries)[2]	5.350		05/01/2042	1,133,520
1,000,000	Eveleth, MN Multifamily (Manor House Woodland)[2]	5.500		10/01/2025	696,310
2,000,000	Eveleth, MN Multifamily (Manor House Woodland)[2]	5.700		10/01/2036	1,269,740
2,160,000	Green Isle, MN Senior Hsg. (Kingsway Ministries)[2]	5.500		05/01/2042	1,265,155
525,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[2]	5.500		04/01/2023	237,447
3,250,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[2]	5.650		12/01/2022	1,469,488
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[2]	6.850		12/01/2029	2,875,991
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)[2]	8.500		12/01/2022	11,779,085
9,545,000	Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)[3]	7.250		12/01/2025	4,097,955
F27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$7,792,201	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000%	11/01/2038	$6,439,277
47,015,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest Airlines)[3,4,9]	7.000	04/01/2025	4,702
16,400,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest Airlines)[3,4,9]	7.375	04/01/2025	1,640
35,000	Minneapolis, MN (Walker Methodist Senior Services)[2]	5.875	11/15/2018	27,680
145,000	Minneapolis, MN (Walker Methodist Senior Services)[2]	6.000	11/15/2028	97,634
15,000	Minneapolis, MN (Walker Methodist Senior Services)[2]	6.000	11/15/2028	10,100
100,000	Minneapolis, MN Multifamily Hsg. (Belmont Apartments)[2]	7.625	11/01/2027	86,425
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[2]	5.400	04/01/2028	491,173
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[2]	5.500	04/01/2042	3,262,526
500,000	Minneapolis, MN Tax Increment (Ivy Tower)[2]	5.500	02/01/2022	342,295
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)[2]	5.700	02/01/2029	598,240
900,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[2]	5.900	03/01/2019	735,849
80,000	New Hope, MN Multifamily (Chardon Court)	7.250	06/01/2026	55,346
1,000,000	Northfield, MN Hsg. & Redevel. Authority (Northfield Retirement)[2]	5.375	12/01/2036	583,880
25,000	Northfield, MN Lease (Village School of Northfield)[3,4,9]	6.500	12/01/2014	5,114
330,000	Northfield, MN Lease (Village School of Northfield)[3,4,9]	7.500	12/01/2024	66,244
2,100,000	Northwest MN Multi-County Hsg. and Redevel. Authority[2]	5.450	07/01/2041	1,268,484
2,500,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)[2]	5.400	06/01/2041	1,436,975
10,170,000	Otter Tail County, MN GO2	7.500	11/01/2019	7,260,465
400,000	Owatonna, MN Senior Hsg. (Owatonna Senior Living)	5.800	10/01/2029	273,904
820,000	Pine City, MN Health Care & Hsg. (North Branch)[2]	6.000	10/20/2036	531,073
1,715,000	Pine City, MN Health Care & Hsg. (North Branch)[2]	6.125	10/20/2047	1,095,902
6,200,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)[2]	6.625	12/01/2039	4,402,372
515,000	Rochester, MN Multifamily Hsg. (Eastridge Estates)[2]	7.750	12/15/2034	398,007
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[2]	5.375	08/01/2021	591,881
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[2]	5.625	02/01/2031	472,823
F28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$90,000	St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)[2]	5.900%	09/01/2020	$67,859
1,285,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[2]	7.000	09/15/2037	932,062
1,982,196	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[2]	5.630	10/01/2033	1,248,565
3,000,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[2]	6.250	03/01/2029	1,965,090
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[2]	5.750	09/01/2026	291,112
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[2]	6.000	09/01/2036	443,469
225,000	St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)[2]	5.250	10/01/2042	130,001
2,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[2]	6.800	03/01/2029	1,406,820
1,275,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[2]	7.000	03/01/2029	918,599
905,000	St. Paul, MN Port Authority (Great Northern)[2]	6.000	03/01/2030	565,299
560,000	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)	8.000	12/01/2027	167,916
1,545,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[2]	6.000	02/01/2019	1,344,119
1,600,000	Washington County, MN Hsg. & Redevel. (Birchwood & Woodbury)[2]	5.625	06/01/2037	1,026,640

				73,844,270

Mississippi—0.4%
175,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[2]	5.400	04/01/2039	177,312
5,000,000	MS Business Finance Corp. (Intrinergy Wiggins)[2]	8.000	01/01/2023	4,033,000
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500	10/01/2042	11,828,000
270,000	Warren County, MS Environmental Improvement (International Paper Company)[2]	5.550	08/15/2022	182,569
175,000	Warren County, MS Environmental Improvement (International Paper Company)[2]	6.250	09/01/2023	127,344

				16,348,225

Missouri—1.9%
250,000	Belton, MO Tax Increment (Belton Town Center)[2]	5.500	03/01/2020	201,670
400,000	Belton, MO Tax Increment (Belton Town Center)[2]	5.625	03/01/2025	290,264
325,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2010	322,416
580,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2012	556,104
F29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Missouri Continued
$500,000	Branson Hills, MO Infrastructure Facilities[2]	5.000%	04/01/2016	$432,470
500,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2017	417,725
730,000	Branson Hills, MO Infrastructure Facilities[2]	5.500	04/01/2022	555,720
750,000	Branson Hills, MO Infrastructure Facilities[2]	5.500	04/01/2027	512,340
5,000,000	Branson, MO Commerce Park Community Improvement District[2]	5.750	06/01/2026	3,577,650
2,485,000	Branson, MO IDA (Branson Hills Redevel.)[2]	5.750	05/01/2026	1,779,484
13,000,000	Branson, MO IDA (Branson Hills Redevel.)[2]	7.050	05/01/2027	10,683,660
2,005,000	Branson, MO IDA (Branson Landing)[2]	5.250	06/01/2021	1,524,722
2,470,000	Branson, MO IDA (Branson Landing)[2]	5.500	06/01/2029	1,625,062
24,545,000	Branson, MO IDA (Branson Shoppe Redevel.)[2]	5.950	11/01/2029	17,099,520
5,000,000	Branson, MO Regional Airport (Branson Airport)	6.000	07/01/2025	3,366,350
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[9]	6.125	12/01/2036	318,488
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)[2]	5.500	04/01/2021	960,871
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)[2]	5.625	04/01/2027	774,840
40,000	Fenton, MO Tax Increment (Dierbergs)[2]	7.250	10/01/2021	37,034
200,000	Jackson County, MO IDA (Avila College)[2]	6.500	12/02/2025	161,828
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[2]	5.000	11/01/2023	889,588
500,000	Kansas City, MO IDA (Plaza Library)[2]	5.900	03/01/2024	384,780
1,361,000	Kansas City, MO IDA (West Paseo)[2]	6.750	07/01/2036	963,193
500,000	Kansas City, MO IDA (Woodbridge Apartments)	6.700	08/01/2015	474,305
3,750,000	Kansas City, MO Tax Increment (Briarcliff West)[2]	5.400	06/01/2024	2,696,138
1,735,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.500	03/01/2021	1,379,308
750,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.750	03/01/2029	521,880
3,065,000	Liberty, MO Tax Increment (Liberty Triangle)[2]	5.875	10/01/2029	2,126,191
3,325,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2026	1,927,702
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2036	1,927,571
2,815,000	MO Enright Arlington Community Improvement District[2]	5.400	03/01/2026	1,972,076
2,000,000	MO Good Shepard Nursing Home District[2]	5.900	08/15/2023	1,470,680
230,000	MO Grindstone Plaza Transportation Devel. District[9]	5.250	10/01/2021	121,325
400,000	MO Grindstone Plaza Transportation Devel. District[9]	5.400	10/01/2026	211,000
115,000	MO Grindstone Plaza Transportation Devel. District[9]	5.550	10/01/2036	60,663
3,915,000	MO HDC (Mansion Apartments Phase II)[2]	6.170	04/01/2032	2,681,579
F30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$10,000	MO HDC (Single Family Mtg.)[2]	5.500%		09/01/2033	$9,486
50,000	MO HDC (Single Family Mtg.)[2]	6.400		03/01/2029	51,851
789,000	Northwoods, MO Transportation Devel. District[2]	5.850		02/01/2031	510,483
2,500,000	St. Joseph, MO IDA (Living Community of St. Joseph)[2]	7.000		08/15/2032	1,879,350
2,000,000	St. Joseph, MO IDA (Shoppes at North Village)[2]	5.500		11/01/2027	1,392,560
10,000	St. Louis County, MO IDA (Century Garden Apartments)[2]	5.700		08/20/2039	9,190
2,466,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[2]	6.000		08/21/2026	1,513,927
2,150,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,162,075
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[2]	6.000		08/21/2026	1,019,107
3,045,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300		04/01/2027	1,926,785
2,437,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500		01/20/2028	1,316,077
1,600,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500		01/20/2028	864,064
1,115,000	St. Louis, MO Tax Increment Financing, Series A2	5.500		09/02/2028	597,417
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700		04/01/2022	1,436,628
975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750		04/01/2027	680,891

					79,376,088

Montana—0.3%
4,360,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[2]	0.000	[8]	09/01/2031	2,504,079
6,800,000	MT Board of Investment Exempt Facilities (Stillwater Mining Company)[2]	8.000		07/01/2020	4,571,844
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[2]	6.000		05/15/2025	797,018
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[2]	6.125		05/15/2036	1,055,439
1,925,000	MT Health Facilities Authority (CoMC)[2]	6.375		06/01/2018	1,912,776

					10,841,156

Multi States—0.1%
8,000,000	Munimae TE Bond Subsidiary[2]	5.900		11/29/2049	4,827,120

Nebraska—2.2%
1,360,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[2]	6.625		12/01/2021	802,060
50,000	Dawson County, NE Sanitation & Improvement District[2]	5.650		02/01/2022	38,087
F31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Nebraska Continued
$20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[1]	5.750%		11/01/2048	$19,880,367
1,200,000	Douglas County, NE Hsg. Authority (Orchard Gardens)[2]	5.150		10/01/2032	907,932
1,250,000	Mead Village, NE Tax Increment (Biofuels-Mead)[2]	5.750		01/01/2022	723,225
93,250,000	NE Central Plains Gas Energy[1]	2.126	[6]	12/01/2026	33,516,970
45,000,000	NE Central Plains Gas Energy[9]	2.126	[6]	12/01/2026	16,177,500
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)[2]	5.600		09/15/2029	1,519,320
20,000	NE Student Loan (Nebhelp)[2]	6.450		06/01/2018	21,888
65,000	NE Student Loans (Nebhelp)[2]	6.250		06/01/2018	70,201
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[3,4]	7.000		12/01/2026	17,884,923

					91,542,473

Nevada—0.2%
1,000,000	Clark County, NV Improvement District[2]	5.000		02/01/2026	471,770
770,000	Clark County, NV Improvement District[2]	5.050		02/01/2031	335,196
25,000	Clark County, NV Pollution Control (Nevada Power Company)[2]	5.450		10/01/2023	19,025
10,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)	7.000		11/15/2034	5,447,400
130,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.400		08/01/2020	84,479
520,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.500		08/01/2025	292,677
2,000,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[2]	6.150		08/01/2037	1,171,300

					7,821,847

New Hampshire—0.1%
2,090,000	NH Business Finance Authority (Air Cargo at Pease)	6.750		04/01/2024	1,489,167
70,000	NH Business Finance Authority (Connecticut Light & Power)[2]	5.850		12/01/2022	62,390
4,000,000	NH H&EFA (Franklin Pierce College)[2]	6.050		10/01/2034	2,357,160
275,000	NH HE&HFA (New England College)[2]	5.750		03/01/2009	274,442

					4,183,159

New Jersey—12.5%
1,400,000	NJ EDA (Continental Airlines)[2]	5.500		04/01/2028	660,352
42,830,000	NJ EDA (Continental Airlines)[2]	6.250		09/15/2019	30,755,795
64,685,000	NJ EDA (Continental Airlines)[2]	6.250		09/15/2029	40,703,036
F32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$16,375,000	NJ EDA (Continental Airlines)[2]	6.400%		09/15/2023	$11,075,068
1,600,000	NJ EDA (Continental Airlines)[2]	6.625		09/15/2012	1,323,360
25,935,000	NJ EDA (Continental Airlines)[2]	7.000		11/15/2030	17,011,285
16,920,000	NJ EDA (Continental Airlines)[2]	7.200		11/15/2030	11,370,748
16,500,000	NJ EDA (Continental Airlines)[2]	9.000		06/01/2033	13,351,470
12,500,000	NJ EDA (Converted Organics of Woodbridge)	8.000		08/01/2027	8,412,250
1,109,191	NJ EDA (Empowerment Zone-Cumberland)[3]	7.750		08/01/2021	595,292
9,000,000	NJ EDA (GMT Realty)[2]	6.875		01/01/2037	6,569,370
34,350,000	NJ Health Care Facilities Financing Authority (CHE/MM/MC Obligated Group)[9]	2.240	[6]	11/15/2033	21,468,750
6,130,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[2]	7.250		07/01/2027	4,831,850
154,940,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	82,603,688
96,125,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	61,165,529
375,020,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	196,598,945
198,050,000	NJ Tobacco Settlement Financing Corp.	7.389	[5]	06/01/2041	6,420,781

					514,917,569

New Mexico—0.3%
525,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)[2]	8.500		12/01/2015	522,758
5,300,000	Eldorado, NM Area Water and Sanitation District[2]	6.000		02/01/2025	3,927,300
50,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[2]	6.600		10/01/2029	39,344
1,100,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	909,777
500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	360,890
500,000	Mariposa East, NM Public Improvement District[2]	6.000		09/01/2032	302,665
900,000	Montecito Estates, NM Public Improvement District[2]	7.000		10/01/2037	631,008
20,000	NM Educational Assistance Foundation[2]	6.650		11/01/2025	20,001
5,000	NM Mtg. Finance Authority, Series C2	6.500		07/01/2025	5,235
209,000	NM Regional Hsg. Authority (Wildewood Apartments)[2]	8.750		12/01/2020	202,404
1,925,000	NM Trails Public Improvement District[2]	7.750		10/01/2038	1,451,431
4,805,000	Saltillo, NM Improvement District[2]	7.625		10/01/2037	3,651,175
1,000,000	Ventana West, NM Public Improvement District Special Levy[2]	6.875		08/01/2033	693,360

					12,717,348

New York—1.5%
3,000,000	Albany, NY IDA (New Covenant Charter School)[11]	7.000		05/01/2035	1,874,010
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[5]	06/01/2055	91,509
412,100,000	NY Counties Tobacco Trust V	7.151	[5]	06/01/2060	1,207,453
F33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$500,000,000	NY Counties Tobacco Trust V	7.836%[5]		06/01/2060	$1,465,000
2,815,000	NYC IDA (American Airlines)	5.400		07/01/2020	1,132,897
11,055,000	NYC IDA (American Airlines)	6.900		08/01/2024	4,557,977
4,500,000	NYC IDA (American Airlines)[2]	7.500		08/01/2016	3,793,365
28,500,000	NYC IDA (American Airlines)[2]	7.625		08/01/2025	20,341,020
37,000,000	NYC IDA (American Airlines)[2]	7.750		08/01/2031	25,810,460
500,000	NYC IDA (JFK International Airport)[2]	8.000		08/01/2012	445,630

					60,719,321

North Carolina—0.9%
46,700,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[2]	5.600		07/01/2027	24,252,244
14,235,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[2]	7.750		02/01/2028	9,139,724
2,775,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[2]	5.250		01/01/2032	1,584,664

					34,976,632

North Dakota—0.1%
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)[2]	7.125		08/01/2022	853,670
100,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[2]	7.000		11/01/2015	88,966
10,000	ND HFA (Home Mtg.)[2]	5.400		01/01/2034	9,434
10,000	ND HFA (Home Mtg.)[2]	5.550		07/01/2022	10,007
2,940,000	Richland County, ND Hsg. (Birchwood Properties)[2]	6.750		05/01/2029	2,250,364

					3,212,441

Ohio—4.4%
3,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.875		06/01/2030	2,531,984
43,905,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	24,874,556
2,345,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[5]	06/01/2052	23,192,050
1,415,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[2]	6.500		09/01/2030	968,766
6,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[2]	6.000		11/01/2038	3,829,647
21,625,000	Cleveland, OH Airport (Continental Airlines)[2]	5.375		09/15/2027	12,051,396
24,260,000	Cleveland, OH Airport (Continental Airlines)[2]	5.700		12/01/2019	15,631,931
1,000,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[2]	6.250		05/01/2038	616,750
F34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$7,500,000	Grove City, OH Tax Increment Financing[2]	5.375%	12/01/2031	$4,344,900
4,500,000	Hickory Chase, OH Community Authority Infrastructure Improvement[2]	7.000	12/01/2038	3,089,025
815,000	Lorain County, OH Port Authority (Alumalloy LLC)[2]	6.000	11/15/2025	538,805
15,770,000	Mahoning County, OH Hospital Facilities (Forum Health/Trumbull Memorial Hositpal/ Beeghly Oaks[2]	6.000	11/15/2032	10,153,041
960,000	Moraine, OH Solid Waste Disposal (General Motors Corp.)	5.650	07/01/2024	144,288
3,225,000	Moraine, OH Solid Waste Disposal (General Motors Corp.)	6.750	07/01/2014	485,072
14,300,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[2]	8.500	02/01/2020	11,174,449
14,300,000	OH Air Quality Devel. Authority (Marion Ethanol)[2]	8.500	02/01/2020	11,174,449
50,000	OH Environmental Facilities (Ford Motor Company)	5.750	04/01/2035	7,516
520,000	OH Environmental Facilities (Ford Motor Company)	5.950	09/01/2029	78,166
100,000	OH Environmental Facilities (Ford Motor Company)	6.150	06/01/2030	19,548
550,000	OH Pollution Control (General Motors Corp.)	5.625	03/01/2015	82,792
2,050,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[3,4]	14.500	07/01/2028	499,790
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[2]	7.250	08/01/2034	11,914,253
14,000,000	OH Solid Waste (General Motors Corp.)	6.300	12/01/2032	2,103,500
29,515,000	OH Solid Waste Disposal (USG Corp.)[2]	5.600	08/01/2032	15,417,160
38,910,000	OH Solid Waste Disposal (USG Corp.)[2]	5.650	03/01/2033	20,386,895
6,640,000	OH Solid Waste Disposal (USG Corp.)[2]	6.050	08/01/2034	3,663,421
70,000	Pike County, OH Hospital Facilities (Pike Health Services)[2]	7.000	07/01/2022	58,330
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)[2]	7.500	12/01/2034	2,632,965

				181,665,445

Oklahoma—1.3%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)[2]	5.750	11/01/2022	1,318,469
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)[2]	6.625	10/01/2037	951,390
1,650,000	Cleveland County, OK IDA (Vaughn Foods)	7.750	12/01/2012	1,439,427
2,365,000	Cleveland County, OK IDA (Vaughn Foods)	8.100	12/01/2024	1,666,947
320,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.000	11/01/2011	247,424
2,945,000	Jackson County, OK Memorial Hospital Authority (Jackson County Memorial)[2]	7.300	08/01/2015	2,867,340
F35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Oklahoma Continued
$95,000	OK HFA (Single Family Mtg.)	5.686%[5]		09/01/2030	$25,322
50,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[2]	6.500		09/01/2026	50,014
1,500,000	Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated Group)[2]	6.750		01/01/2023	1,184,925
2,950,000	Oklahoma County, OK Finance Authority (Var-Sail Assoc.)[2]	5.250		05/15/2041	2,695,946
4,075,000	Tulsa, OK Municipal Airport Trust (American Airlines)[2]	6.250		06/01/2020	2,799,851
215,000	Tulsa, OK Municipal Airport Trust (American Airlines)[2]	7.350		12/01/2011	192,156
43,980,000	Tulsa, OK Municipal Airport Trust (American Airlines)	7.750		06/01/2035	37,176,734

					52,615,945

Oregon—0.2%
20,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[2]	6.600		11/01/2015	19,515
1,095,000	OR Economic Devel. (Georgia-Pacific Corp.)[2]	5.700		12/01/2025	595,012
2,325,000	OR Economic Devel. (Georgia-Pacific Corp.)[2]	6.350		08/01/2025	1,383,003
10,000	OR GO (Elderly & Disabled Hsg.)[2]	5.250		08/01/2031	8,956
8,270,000	OR Solid Waste Disposal (USG Corp.)[2]	6.400		12/01/2029	5,409,655
50,000	Port Astoria, OR Pollution Control (James River)[2]	6.550		02/01/2015	39,819
3,655,000	Port of St. Helen’s, OR Pollution Control (Boise Cascade Corp.)[2]	5.650		12/01/2027	1,651,841
1,150,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[2]	5.000		01/01/2021	837,039

					9,944,840

Pennsylvania—3.7%
1,250,000	Allegheny County, PA HDA (The Covenant at South Hills)[3,9]	8.750		02/01/2031	151,250
49,250,000	Allegheny County, PA HDA (West Penn Allegheny Health System)[2]	5.375		11/15/2040	25,698,650
35,000	Beaver County, PA IDA (J. Ray McDermott and Company)[2]	6.800		02/01/2009	35,001
10,000	Erie County, PA IDA (International Paper Company)[2]	5.850		12/01/2020	7,360
42,230,000	Lehigh County, PA GPA (St. Lukes Hospital Bethlehem)[1]	2.359	[6]	08/15/2033	15,758,209
24,000,000	Lehigh County, PA GPA (St. Lukes Hospital Bethlehem)[1]	2.460	[6]	08/15/2042	8,752,158
25,000,000	PA EDFA (Bionol Clearfield)[2]	8.500		07/15/2015	21,090,250
5,000,000	PA EDFA (National Gypsum Company)[2]	6.250		11/01/2027	2,655,300
F36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$5,000,000	PA EDFA (Northampton Generating)[2]	6.500%		01/01/2013	$3,966,300
5,000,000	PA EDFA (Northampton Generating)[2]	6.600		01/01/2019	3,682,050
15,500,000	PA EDFA (Reliant Energy)[2]	6.750		12/01/2036	11,623,295
9,675,000	PA EDFA (Reliant Energy)[2]	6.750		12/01/2036	7,208,552
17,500,000	PA EDFA (Reliant Energy)[2]	6.750		12/01/2036	13,038,725
11,470,000	PA EDFA (USG Corp.)[2]	6.000		06/01/2031	6,413,680
10,000,000	Sayre, PA Health Care Facilities Authority (Guthrie Health)[1]	2.256	[6]	12/01/2024	4,896,402
16,000,000	Sayre, PA Health Care Facilities Authority (Guthrie Healthcare System)[1]	2.306	[6]	12/01/2031	7,525,300
37,750,000	Sayre, PA Health Care Facilities Authority (Guthrie Healthcare System)[9]	2.306	[6]	12/01/2031	17,742,500

					150,244,982

Rhode Island—2.6%
45,000,000	Central Falls, RI Detention Facility[2]	7.250		07/15/2035	30,516,750
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[2]	5.500		07/01/2018	41,879
11,500,000	RI Hsg. & Mtg. Finance Corp.[1]	5.000		10/01/2048	8,508,968
12,835,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200		10/01/2047	10,786,314
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[5]	06/01/2052	402,656
32,675,000	RI Tobacco Settlement Financing Corp. (TASC)[2]	6.250		06/01/2042	21,017,540
1,839,245,000	RI Tobacco Settlement Financing Corp. (TASC)	7.054	[5]	06/01/2052	18,190,133
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[5]	06/01/2052	269,798
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A2	6.125		06/01/2032	18,586,157

					108,320,195

South Carolina—0.7%
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[2]	6.250		09/01/2023	10,915
7,323,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[2]	7.750		11/01/2039	5,454,829
5,000	Horry County, SC Airport[2]	5.600		07/01/2017	5,018
4,750,000	Lancaster County, SC (Edenmoor Improvement District)[2]	5.750		12/01/2037	2,770,960
1,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[2]	5.250		11/01/2026	613,880
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[2]	5.300		11/01/2035	1,097,140
16,963,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[2]	6.200		11/01/2036	10,433,772
F37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

South Carolina Continued
$500,000	Richland County, SC Environmental Improvement[2]	5.950%		09/01/2031	$303,170
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[5]	01/01/2026	38,218
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[5]	01/01/2020	2,360,600
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[5]	01/01/2024	1,975,230
50,000	SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)[2]	5.650		05/01/2018	39,795
500,000	SC Jobs-EDA (Lutheran Homes)[2]	5.625		05/01/2042	289,395
5,035,000	York County, SC (Hoechst Celanese Corp.)[2]	5.700		01/01/2024	2,811,343
790,000	York County, SC Pollution Control (Bowater)	7.400		01/01/2010	150,100

					28,354,365

South Dakota—1.0%
19,000,000	Brown County, SD Solid Waste Facilities (Heartland Grain Fuels)	8.250		01/01/2018	14,395,350
1,000,000	Lower Brule, SD Sioux Tribe, Series B2	5.500		05/01/2019	785,480
33,445,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	23,086,895
4,999,161	Sioux Falls, SD Economic Devel. (City Centre Hotel)[2]	7.000	[6]	11/01/2016	3,962,735
1,425,000	Turner County, SD Tax Increment[2]	5.000		12/15/2026	938,206

					43,168,666

Tennessee—0.6%
1,675,000	Blount County, TN H&EFB (Asbury)[2]	5.125		04/01/2023	1,122,468
845,000	Chattanooga, TN HE&HFB (Campus Devel. Foundation Phase I)[2]	5.500		10/01/2020	657,190
21,710,000	Maury County, TN Industrial Devel. Board (General Motors Corp.)	6.500		09/01/2024	3,263,230
15,480,000	McMinn County, TN Industrial Devel. Board Pollution Control (Calhoun Newsprint)	7.625		03/01/2016	2,795,843
19,575,000	McMinn County, TN Industrial Devel. Board Solid Waste (Calhoun Newsprint)	7.400		12/01/2022	3,527,219
1,840,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[9]	1.880	[6]	04/01/2042	1,522,600
9,080,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750		04/01/2042	6,116,742
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[2]	6.125		12/01/2016	155,350
7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)[2]	8.000		04/01/2032	5,480,353
515,000	Shelby County, TN HE&HF (Lapaloma Apartments)[2]	7.750		12/01/2029	393,903

					25,034,898
F38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Texas—33.0%
$20,000	Abilene, TX HFDC (Hendrick Medical Center)[2]	6.000%	09/01/2013	$20,058
45,625,000	Alliance Airport Authority, TX (American Airlines)	5.250	12/01/2029	17,913,744
93,500,000	Alliance Airport Authority, TX (American Airlines)	5.750	12/01/2029	39,053,080
305,000	Alliance Airport Authority, TX (American Airlines)	7.000	12/01/2011	211,396
4,000,000	Austin, TX Convention Enterprises (Convention Center)[2]	5.750	01/01/2034	2,416,280
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[2]	7.750	12/01/2028	179,821
305,000	Bexar County, TX HFC (American Opportunity Hsg.)[2]	7.500	01/01/2013	272,228
980,000	Bexar County, TX HFC (American Opportunity Hsg.)[2]	8.000	01/01/2031	658,570
1,130,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)[3,4]	8.500	06/01/2031	626,709
995,000	Bexar County, TX HFC (Doral Club)[2]	8.750	10/01/2036	710,032
205,000	Bexar County, TX HFC (Honey Creek LLC)[2]	8.000	04/01/2030	136,758
100,000	Bexar County, TX HFC (Honey Creek LLC)	9.000	04/01/2030	69,496
1,460,000	Bexar County, TX HFC (Perrin Square)[3]	9.750	11/20/2031	1,186,936
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[1]	5.400	05/01/2029	5,873,196
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000	03/01/2041	16,212,006
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300	07/01/2032	1,115,470
14,080,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	04/01/2038	8,475,315
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	5,742,661
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	7.700	03/01/2032	5,529,900
28,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	04/01/2033	15,550,079
17,065,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[2]	7.000	11/01/2039	12,796,361
190,000	Cass County, TX IDC (International Paper Company)[2]	6.600	03/15/2024	141,408
45,125,000	Dallas, TX Area Rapid Transit[1]	5.250	12/01/2048	43,896,058
10,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2035	7,970,100
20,000	Dallas-Fort Worth, TX International Airport[2]	5.750	11/01/2030	18,307
32,500,000	Dallas-Fort Worth, TX International Airport (American Airlines/AMR Corp. Obligated Group)	5.500	11/01/2030	13,414,700
320,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.000	11/01/2014	192,614
63,880,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.375	05/01/2035	27,934,724
F39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	8.250%	11/01/2036	$161,784
22,100,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.000	05/01/2029	13,599,014
45,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.125	05/01/2029	27,606,513
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[2]	6.250	02/15/2036	1,443,424
450,000	Decatur, TX Hospital Authority (Wise Regional Health System)[2]	5.625	09/01/2013	416,448
22,950,000	Donna, TX GO2	6.250	02/15/2037	15,729,701
64	El Paso, TX HFC (Single Family)[2]	6.180	04/01/2033	66
55,000	Gainesville, TX Hsg. Authority[2]	6.800	12/01/2020	48,065
25,000	Galveston County, TX HFC (Friendswood)[2]	6.200	10/01/2021	25,021
1,000,000	Grapevine, TX IDC (Air Cargo)[2]	6.500	01/01/2024	779,750
31,000,000	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000	12/01/2036	20,038,400
70,000	Gulf Coast, TX Waste Disposal Authority (FMC Corp.)[2]	7.050	10/01/2009	69,432
150,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[2]	5.700	04/01/2032	95,834
5,760,000	Harris County, TX IDC (Continental Airlines)[2]	5.375	07/01/2019	3,412,512
1,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[2]	5.625	11/01/2026	1,127,648
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[2]	5.750	11/01/2036	1,580,453
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)[2]	6.875	02/15/2032	1,453,320
4,000,000	HFDC of Central TX (Villa De San Antonio)	6.250	05/15/2036	2,494,920
7,940,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	5.700	07/15/2029	4,490,308
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	5.700	07/15/2029	4,122,714
20,640,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.125	07/15/2017	15,166,272
18,735,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.125	07/15/2027	11,454,954
20,245,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.125	07/15/2027	12,378,198
65,165,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.750	07/01/2029	43,206,350
100,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	7.000	07/01/2029	68,515
F40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	7.375%	07/01/2022	$2,662,211
8,860,000	Houston, TX HFC (Hometowne on Bellfort)[1]	5.250	12/01/2040	7,849,788
470,000	Houston, TX IDC (Air Cargo)[2]	6.375	01/01/2023	365,364
10,000,000	La Vernia, TX Higher Education Finance Corp.[2]	7.125	02/15/2038	7,604,400
9,020,000	Lewisville, TX GO2	6.125	09/01/2029	5,575,082
1,840,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[2]	6.000	07/01/2032	1,084,551
15,000	Lubbock, TX HFC, Series A2	6.150	10/01/2030	15,058
575,000	Matagorda County, TX Navigation District (Reliant Energy)[2]	5.950	05/01/2030	456,619
690,000	Midlothian, TX Devel. Authority Tax Increment[2]	5.125	11/15/2026	462,162
100,000	Northwest Harris County, TX Municipal Utility District (Waterworks & Sewer)[2]	6.100	04/01/2012	100,006
6,120,000	Port of Bay City, TX (Hoechst Celanese Corp.)[2]	6.500	05/01/2026	3,631,302
15,000,000	Port of Corpus Christi, TX Authority (CNA Holdings)[2]	6.700	11/01/2030	8,752,050
6,131,852	Sabine Neches, TX HFC (Single Family Mtg.)[1]	4.488	12/01/2039	5,907,164
4,100,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150	08/01/2022	2,182,512
1,800,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	995,238
42,260,000	San Antonio, TX Convention Center Hotel Finance Corp. (Empowerment Zone)[1]	5.000	07/15/2039	31,325,067
25,000	San Antonio, TX HFC (La Risa Apartments)	8.250	01/01/2026	20,353
6,940,000	San Antonio, TX HFC (Midcrowne Senior Apartments)[1]	5.150	07/20/2047	5,734,946
10,500	San Antonio, TX HFC (Point East Section 8)[3,4,9]	7.500	08/01/2023	184
6,800,000	San Jacinto, TX Community College District[1]	5.000	02/15/2033	6,641,900
10,000,000	San Jacinto, TX Community College District[1]	5.125	02/15/2038	9,858,750
3,600,000	Southeast TX HFC (Forest View Apartments)	6.750	07/01/2037	2,416,248
6,030,000	Springhill, TX Courtland Heights Public Facility Corp.[2]	5.850	12/01/2028	3,678,541
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1,7]	5.750	11/15/2024	14,139,790
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1,7]	6.250	11/15/2029	34,632,060
4,250,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[2]	5.750	11/15/2037	2,472,310
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[2]	5.650	11/15/2035	910,528
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	1,222,176
F41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$20,500,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[2]	7.750%		10/01/2037	$16,086,145
2,320,000	TX Affordable Hsg. Corp. (American Hsg. Foundation)[3,4]	8.000		03/01/2032	439,060
2,568,833	TX Affordable Hsg. Corp. (Ashton Place & Woodstock Apartments)[3]	6.300		08/01/2033	2,221,964
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)	8.000		03/01/2032	3,542,259
36,000,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500		11/01/2029	22,688,640
45,000	TX Angelina & Neches River Authority Solid Waste (Champion International Corp.)[2]	6.300		04/01/2018	36,638
250,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)[2]	6.950		05/01/2023	209,863
15,000	TX Dept. of Hsg. & Community Affairs[2]	5.350		07/01/2033	14,072
155,000	TX Dept. of Hsg. & Community Affairs (Sugar Creek Apartments)[2]	6.000		01/01/2042	162,764
6,750,000	TX Dept. of Hsg. & Community Affairs (Summit Point Apartments)[1]	5.250		06/20/2047	5,724,439
38,380,000	TX Multifamily Housing Options (Affordable Hsg.)[9]	1.033	[6]	01/01/2039	34,948,252
1,490,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[2]	5.950		11/01/2034	1,327,277
259,560,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625		12/15/2017	226,737,377
554,255,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	462,689,250
5,960,000	TX Municipal Gas Acquisition & Supply Corp.[9]	2.787	[6]	12/15/2026	3,546,200
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[3]	6.750		03/01/2031	2,682,926
3,075,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[2]	5.375		02/15/2037	1,820,093
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[2]	6.250		09/01/2036	1,084,080
35,000	TX Student Hsg. Corp. (University of North Texas)[2]	6.000		07/01/2011	33,261
635,000	TX Student Hsg. Corp. (University of North Texas)[2]	6.750		07/01/2021	491,668
200,000	TX Student Hsg. Corp. (University of North Texas)[2]	6.850		07/01/2031	137,272
2,115,000	Vintage Township, TX Public Facilities Corp.[2]	7.375		10/01/2038	1,619,096
1,279,000	Vintage Township, TX Public Facilities Corp.[2]	7.375		10/01/2038	979,113

					1,359,205,692

U.S. Possessions—1.2%
700,000	Northern Mariana Islands Commonwealth, Series A2	6.750		10/01/2033	540,960
94,500,000	Puerto Rico Sales Tax Financing Corp., Series A9	3.069	[6]	08/01/2057	49,140,000

					49,680,960
F42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Utah—0.1%
$85,000	Emery County, UT Pollution Control (Pacificorp)[2]	5.625%		11/01/2023	$85,162
1,835,000	UT HFA (RHA Community Service of Utah)[2]	6.875		07/01/2027	1,342,486
1,315,000	Utah County, UT Charter School (Lincoln Academy)[2]	5.875		06/15/2037	850,437
825,000	Utah County, UT Charter School (Renaissance Academy)[2]	5.625		07/15/2037	513,241
4,425,000	West Valley City, UT Sewer (East Hollywood High School)[2]	5.625		06/15/2037	2,738,987

					5,530,313

Vermont—0.1%
2,000,000	VT EDA (Wake Robin Corp.)[2]	5.375		05/01/2036	1,108,280
2,709,751	VT Educational & Health Buildings Financing Agency (Marlboro College)[2]	3.570		04/01/2019	1,895,064

					3,003,344

Virginia—1.2%
570,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[2]	5.600		12/01/2025	305,680
595,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[2]	6.300		12/01/2025	350,128
2,535,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[2]	6.550		12/01/2025	1,536,920
14,951,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.125		03/01/2036	7,864,824
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.450		03/01/2036	5,058,528
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.800		03/01/2036	1,827,324
475,000	Giles County, VA IDA (Hoechst Celanese Corp.)[2]	5.950		12/01/2025	264,813
10,000,000	Giles County, VA IDA (Hoechst Celanese Corp.)[2]	6.450		05/01/2026	5,897,800
7,930,000	Giles County, VA IDA (Hoechst Celanese Corp.)[2]	6.625		12/01/2022	5,105,810
235,000	Goochland County, VA IDA (Georgia-Pacific Corp.)[2]	5.650		12/01/2025	126,862
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority[2]	6.050		03/01/2027	2,642,520
3,000,000	New Port, VA CDA[2]	5.600		09/01/2036	1,505,520
2,050,000	Norfolk, VA EDA, Series A2	6.000		11/01/2036	1,210,013
1,085,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.- Retirement Community)[2]	6.125		01/01/2035	692,111
9,675,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[2]	6.450		09/01/2037	5,991,631
5,300,000	VA Celebrate South CDA Special Assessment[2]	6.250		03/01/2037	3,311,970
3,400,000	VA H2O Community Devel. Authority[2]	5.200		09/01/2037	1,743,350
228,700,000	VA Tobacco Settlement Authority	7.075	[5]	06/01/2047	3,924,492
2,500,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[3]	6.375		03/01/2019	301,375

					49,661,671
F43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Washington—1.2%
$11,480,000	Chelan County, WA Public Utility District No. 001 (Chelan Hydropower)[1]	5.600%	01/01/2036	$9,849,492
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[2]	6.800	07/01/2019	25,121
15,000	King County, WA Hsg. Authority (Kona Village)[2]	6.700	01/01/2020	13,395
125,000	King County, WA Hsg. Authority (Southwood Square Apartments)[2]	6.100	10/01/2021	102,781
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[2]	6.200	10/01/2031	532,455
40,000	King County, WA Hsg. Authority (Woodridge Park)[2]	6.250	05/01/2015	40,147
50,000	King County, WA Hsg. Authority (Woodridge Park)[2]	6.350	05/01/2025	50,077
1,945,000	Kitsap County, WA Consolidated Hsg. Authority[2]	5.500	06/01/2027	1,359,633
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[2]	5.600	06/01/2037	1,520,920
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[2]	6.100	10/01/2031	36,240
2,465,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[2]	6.700	04/01/2023	1,657,515
5,000,000	Port of Seattle, WA Special Facility (Northwest Airlines)[2]	7.125	04/01/2020	3,776,750
13,600,000	Port of Seattle, WA Special Facility (Northwest Airlines)[2]	7.250	04/01/2030	9,503,544
2,465,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[2]	5.250	05/01/2037	1,508,654
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[2]	5.100	09/01/2015	89,563
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[2]	5.600	09/01/2025	1,234,542
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[2]	5.750	09/01/2030	876,375
10,760,000	WA Kalispel Tribe Indians Priority District[2]	6.750	01/01/2038	7,687,805
14,285,000	WA Tobacco Settlement Authority (TASC)[2]	6.625	06/01/2032	10,465,477

				50,330,486

West Virginia—0.5%
13,435,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2028	10,053,948
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2035	1,313,870
13,710,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2035	9,789,763
25,000	Kingswood, WV Sewage System[2]	6.000	10/01/2025	20,231
15,000	WV Hospital Finance Authority (Charleston Area Medical Center)[2]	7.250	10/01/2014	15,030

				21,192,842

Wisconsin—0.9%
27,100,000	Aztalan, WI Exempt Facility (Renew Energy)[3]	7.500	05/01/2018	4,071,775
F44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Wisconsin Continued
$100,000	Janesville, WI Pollution Control (General Motors Corp.)	5.550%	04/01/2009	$29,000
645,000	Milwaukee, WI (Aero Milwaukee)[2]	6.500	01/01/2025	498,637
1,220,000	Milwaukee, WI (Air Cargo)[2]	7.500	01/01/2025	1,021,628
4,120,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[2]	7.500	03/01/2018	3,081,183
165,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[2]	6.800	11/01/2012	160,368
160,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[2]	6.850	05/01/2013	154,338
1,595,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[2]	7.125	05/01/2024	1,304,854
200,000	Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)[2]	6.250	05/01/2019	164,744
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000	01/01/2026	1,274,158
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250	01/01/2017	1,434,618
20,000	WI GO2	6.000	05/01/2027	19,586
3,000,000	WI H&EFA (AE Nursing Centers)[2]	7.250	06/01/2038	2,173,350
55,000	WI H&EFA (Aurora Health Care)[2]	5.625	02/15/2029	41,725
1,600,000	WI H&EFA (Catholic Residential Services)[2]	5.250	05/01/2028	945,776
1,000,000	WI H&EFA (Eastcastle Place)[2]	6.125	12/01/2034	641,880
70,000	WI H&EFA (Marshfield Clinic)[2]	6.250	02/15/2029	59,182
1,650,000	WI H&EFA (St. Clare Terrance)[2]	5.750	12/01/2036	1,002,375
7,335,000	WI H&EFA (Wellington Homes)[2]	6.750	09/01/2037	4,999,976
1,300,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)[2]	5.650	08/01/2021	931,476
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)[2]	5.800	08/01/2029	1,564,277
13,455,000	WI Hsg. & EDA (Home Ownership), Series D1	5.100	09/01/2024	12,561,727

				38,136,633

Total Municipal Bonds and Notes (Cost $9,692,332,658)				5,922,475,370

Shares

Common Stocks—0.0%

6,258	Delta Air Lines, Inc.[4] (Cost $74,157)			43,180

Principal
Amount

Corporate Bonds and Notes—0.2%

$18,187,057	Delta Air Lines, Inc., Sr. Unsec. Nts.[2] (Cost $18,005,188)	8.000	12/01/2015	8,523,182

Total Investments, at Value (Cost $9,710,412,003)—144.2%				5,931,041,732
Liabilities in Excess of Other Assets—(44.2)				(1,817,941,405)

Net Assets—100.0%				$4,113,100,327

F45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 7 of accompanying Notes.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Non-income producing security.

5.	Zero coupon bond reflects effective yield on the date of purchase.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	When-issued security or delayed delivery to be delivered and settled after January 31, 2009. See Note 1 of accompanying Notes.

8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $328,983,716, which represents 8.00% of the Fund’s net assets. See Note 6 of accompanying Notes.

10.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,217,880 or 0.10% of the Fund’s net assets as of January 31, 2009.

11.	Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$43,180	$—
Level 2—Other Significant Observable Inputs	5,896,050,300	—
Level 3—Significant Unobservable Inputs	34,948,252	—

Total	$5,931,041,732	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

AHF	American Housing Foundation
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CFGH	Central Florida Group Homes
CHE	Catholic Health East
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Service
COP	Certificates of Participation
CoMC	Community Medical Center
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
FMC	Flagstaff Medical Center
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
JGCCF	Jewish Geriatric & Convalescent Center Foundation
LH	Lowman Home
LS	Lutheran Services
MC	Mc Cauley Center
MCoH	Mercy Community Health
MM	Mercy Medical
NH	Northgate Housing
NTH	North Terrace Housing
NYC	New York City
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SANC	St. Anne’s Nursing Center
SJR	Sr. Joseph Residence
SJRNC	St. Johns Rehabilitation and Nursing Center
TASC	Tobacco Settlement Asset-Backed Bonds
VH	Village Housing
VMNRC	Villa Maria Nursing & Rehabilitation Center
VS	Village Shalom
VSCF	Village Shalom Charitable Foundation
WSREC	West Suburban Recycling and Energy Corp.
See accompanying Notes to Financial Statements.
F47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets

Investments, at value (cost $9,710,412,003)—see accompanying statement of investments	$5,931,041,732
Cash	1,842,408
Receivables and other assets:
Investments sold (including $184,872,799 sold on a when-issued or delayed delivery basis)	190,651,880
Interest	100,330,121
Shares of beneficial interest sold	36,413,535
Other	21,575,359

Total assets	6,281,855,035

Liabilities

Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,396,422,000
Payable on borrowings (See Note 7)	460,900,000
Investments purchased (including $213,940,981 purchased on a when-issued or delayed delivery basis)	287,870,411
Shares of beneficial interest redeemed	13,399,672
Dividends	5,961,207
Interest expense on borrowings	1,418,946
Trustees’ compensation	622,093
Distribution and service plan fees	483,095
Transfer and shareholder servicing agent fees	270,280
Shareholder communications	203,581
Other	1,203,423

Total liabilities	2,168,754,708

Net Assets	$4,113,100,327

Composition of Net Assets

Paid-in capital	$8,907,298,055
Accumulated net investment income	12,729,150
Accumulated net realized loss on investments	(1,027,556,607)
Net unrealized depreciation on investments	(3,779,370,271)

Net Assets	$4,113,100,327

F48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,891,002,550 and 526,870,208 shares of beneficial interest outstanding)	$5.49
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$5.76
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $197,202,999 and 35,834,367 shares of beneficial interest outstanding)	$5.50
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,024,894,778 and 187,158,286 shares of beneficial interest outstanding)	$5.48
See accompanying Notes to Financial Statements.
F49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of OPERATIONS Unaudited

For the Six Months Ended January 31, 2009

Investment Income

Interest	$322,703,692
Other income	2,215

Total investment income	322,705,907

Expenses

Management fees	9,595,379
Distribution and service plan fees:
Class A	2,598,581
Class B	1,183,120
Class C	5,843,244
Transfer and shareholder servicing agent fees:
Class A	1,119,008
Class B	187,767
Class C	594,423
Shareholder communications:
Class A	71,444
Class B	11,992
Class C	33,957
Interest expense and fees on short-term floating rate notes issued (See Note 1)	45,212,140
Borrowing fees	14,409,199
Interest expense on borrowings	9,771,002
Trustees’ compensation	122,536
Custodian fees and expenses	79,623
Other	419,528

Total expenses	91,252,943

Net Investment Income	231,452,964

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments (including premiums on options exercised)	(514,232,092)
Closing and expiration of option contracts written	30,013
Short positions	1,358

Net realized loss	(514,200,721)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,956,706,347)
Option contracts written	14,583

Net change in unrealized depreciation	(1,956,691,764)

Net Decrease in Net Assets Resulting from Operations	$(2,239,439,521)

See accompanying Notes to Financial Statements.
F50  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statements of CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations

Net investment income	$231,452,964	$462,074,895
Net realized loss	(514,200,721)	(504,607,864)
Net change in unrealized depreciation	(1,956,691,764)	(1,935,297,605)

Net decrease in net assets resulting from operations	(2,239,439,521)	(1,977,830,574)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(168,478,817)	(315,036,292)
Class B	(11,331,223)	(25,507,935)
Class C	(56,960,955)	(102,017,272)

	(236,770,995)	(442,561,499)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	100,427,573	274,523,857
Class B	(31,756,062)	(75,415,052)
Class C	2,107,761	141,440,580

	70,779,272	340,549,385

Net Assets

Total decrease	(2,405,431,244)	(2,079,842,688)
Beginning of period	6,518,531,571	8,598,374,259

End of period (including accumulated net investment income of $12,729,150 and $18,047,181, respectively)	$4,113,100,327	$6,518,531,571

See accompanying Notes to Financial Statements.
F51  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

statement of CASH FLOWS Unaudited

For the Six Months Ended January 31, 2009

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(2,239,439,521)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(341,123,395)
Proceeds from disposition of investment securities	827,098,448
Short-term investment securities, net	197,017,241
Premium amortization	2,740,312
Discount accretion	(45,272,840)
Net realized loss on investments	514,200,721
Net change in unrealized depreciation on investments	1,956,691,764
Decrease in interest receivable	12,940,219
Increase in receivable for securities sold	(124,080,240)
Increase in other assets	(20,994,085)
Decrease in options written	(78,060)
Increase in payable for securities purchased	217,791,660
Increase in payable for accrued expenses	665,649

Net cash provided by operating activities	958,157,873

Cash Flows from Financing Activities

Proceeds from bank borrowings	1,560,000,000
Payments on bank borrowings	(1,497,300,000)
Payments on short-term floating rate notes issued	(834,360,000)
Proceeds from shares sold	1,273,205,074
Payments on shares redeemed	(1,357,426,886)
Cash distributions paid	(100,909,293)

Net cash used in financing activities	(956,791,105)
Net increase in cash	1,366,768
Cash, beginning balance	475,640

Cash, ending balance	$1,842,408

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $140,237,156
Cash paid for interest on bank borrowings—$9,275,954
Cash paid for interest on short-term floating rate notes issued—$45,212,140
See accompanying Notes to Financial Statements.
F52  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

financial HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005		2004

Per Share Operating Data
Net asset value, beginning of period	$8.89	$12.43	$12.47	$12.69	$11.13		$10.64

Income (loss) from investment operations:
Net investment income	.33 [1]	.70 [1]	.67 [1]	.69 [1]	.78	[1]	.85
Net realized and unrealized gain (loss)	(3.39)	(3.57)	(.03)	(.24)	1.59		.50

Total from investment operations	(3.06)	(2.87)	.64	.45	2.37		1.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.67)	(.68)	(.67)	(.81)		(.86)

Net asset value, end of period	$5.49	$8.89	$12.43	$12.47	$12.69		$11.13

Total Return, at Net Asset Value[2]	(34.89)%	(23.62)%	5.16%	3.79%	21.97%		12.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,891,002	$4,503,510	$5,886,284	$3,439,135	$2,309,856		$731,565

Average net assets (in thousands)	$3,497,540	$4,903,394	$4,813,462	$2,721,861	$1,366,113		$506,440

Ratios to average net assets:[3]
Net investment income	9.35%	6.70%	5.23%	5.60%	6.46%		7.54%
Expenses excluding interest and fees on short-term floating rate notes issued	1.57%	0.79%	0.63%	0.67%	0.69%		0.80%
Interest and fees on short-term floating rate notes issued[4]	1.78%	1.25%	0.84%	0.81%	0.39%		0.37%

Total expenses	3.35%	2.04%[5]	1.47%[5]	1.48%	1.08	% [5]	1.17%[5,6]

Portfolio turnover rate	5%	37%	6%	24%	6%		14%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
5. Reduction to custodian expenses less than 0.005%.
6. Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F53   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

financial HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009					Year Ended July 31,
Class B	(Unaudited)	2008		2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$8.91	$12.46		$12.50	$12.72	$11.15	$10.66

Income (loss) from investment operations:
Net investment income	.30 [1]	.62	[1]	.57 [1]	.60 [1]	.70 [1]	.77
Net realized and unrealized gain (loss)	(3.40)	(3.58)		(.02)	(.24)	1.59	.49

Total from investment operations	(3.10)	(2.96)		.55	.36	2.29	1.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.59)		(.59)	(.58)	(.72)	(.77)

Net asset value, end of period	$5.50	$8.91		$12.46	$12.50	$12.72	$11.15

Total Return, at Net Asset Value[2]	(35.22)%	(24.27)%		4.34%	2.97%	21.09%	11.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$197,203	$356,192		$586,763	$558,386	$528,192	$308,778

Average net assets (in thousands)	$260,530	$458,627		$587,412	$533,869	$410,031	$256,425

Ratios to average net assets:[3]
Net investment income	8.49%	5.86%		4.49%	4.84%	5.80%	6.80%
Expenses excluding interest and fees on short-term floating rate notes issued	2.39%	1.60%		1.41%	1.46%	1.48%	1.56%
Interest and fees on short-term floating rate notes issued[4]	1.78%	1.25%		0.84%	0.81%	0.39%	0.37%

Total expenses	4.17%	2.85	% [5]	2.25%[5]	2.27%	1.87%[5]	1.93%[5,6]

Portfolio turnover rate	5%	37%		6%	24%	6%	14%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
5. Reduction to custodian expenses less than 0.005%.
6. Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F54  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$8.87	$12.41	$12.45	$12.67	$11.11	$10.63

Income (loss) from investment operations:
Net investment income	.30 [1]	.62 [1]	.57 [1]	.60 [1]	.68 [1]	.76
Net realized and unrealized gain (loss)	(3.38)	(3.57)	(.02)	(.24)	1.60	.49

Total from investment operations	(3.08)	(2.95)	.55	.36	2.28	1.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.59)	(.59)	(.58)	(.72)	(.77)

Net asset value, end of period	$5.48	$8.87	$12.41	$12.45	$12.67	$11.11

Total Return, at Net Asset Value[2]	(35.12)%	(24.26)%	4.38%	3.01%	21.08%	11.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,024,895	$1,658,830	$2,125,327	$1,299,995	$868,108	$265,340

Average net assets (in thousands)	$1,287,296	$1,800,637	$1,756,797	$1,050,344	$488,562	$193,845

Ratios to average net assets:[3]
Net investment income	8.56%	5.93%	4.47%	4.83%	5.68%	6.76%
Expenses excluding interest and fees on short-term floating rate notes issued	2.35%	1.56%	1.39%	1.44%	1.46%	1.56%
Interest and fees on short-term floating rate notes issued[4]	1.78%	1.25%	0.84%	0.81%	0.39%	0.37%

Total expenses	4.13%	2.81%[5]	2.23%[5]	2.25%	1.85%[5]	1.93%[5,6]

Portfolio turnover rate	5%	37%	6%	24%	6%	14%
1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
5. Reduction to custodian expenses less than 0.005%.
6. Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F55  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester National Municipals (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F56  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F57  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$ 213,940,981
Sold securities	184,872,799
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,024,247,416 as of January 31, 2009, which represents 16.30% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the
F58  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2009, municipal bond holdings with a value of $2,015,262,934 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,396,422,000 in short-term floating rate notes issued and outstanding at that date.
At January 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$4,320,000	AL HFA (Single Family Mtg.) ROLs[3]	15.018%		10/1/32	$2,933,928
7,626,000	Aurora, IL Single Family Mtg. ROLs[3]	12.888		12/1/45	6,937,677
9,500,000	Aurora, IL Single Family Mtg. ROLs[3]	15.802		12/1/39	8,950,710
163,925,000	AZ Health Facilities Authority ROLs[3]	1.990		1/1/37	35,891,379
17,620,000	AZ Health Facilities Authority ROLs[3]	1.990		1/1/37	3,857,899
53,605,000	AZ Health Facilities Authority ROLs[3]	1.990		1/1/37	11,736,815
3,865,000	Brazos River Authority, TX Pollution Control ROLs[3]	1.399		5/1/29	(3,761,805)
28,100,000	Buckeye, OH Tobacco Settlement Financing Authority ROLs[3]	2.869		6/1/47	9,069,556
15,300,000	CA Educational Funding Services ROLs[3]	2.517		12/1/42	10,258,191
139,520,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	2.421		6/1/47	48,926,874
4,710,000	Chelan County, WA Public Utility District No. 1 ROLs[3]	7.516		1/1/36	3,079,492
11,985,000	Dallas, TX Area Rapid Transit ROLs[3]	—	[4]	12/1/40	10,756,058
F59   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$2,500,000	Dallas-Fort Worth, TX International Airport ROLs[3]	11.461%		11/1/35	$470,100
7,035,000	Detroit, MI Sewer Disposal System ROLs[3]	0.347		7/1/32	(6,683,250)
2,595,000	District of Columbia HFA RITES	13.406		6/1/38	1,552,850
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	17.532		11/1/48	4,555,367
2,315,000	FL HFC ROLs[3]	14.496		7/1/38	837,521
6,000,000	Hialeah Gardens, FL Health Facilities Authority ROLs[3]	7.795		8/15/31	4,435,920
4,345,000	Houston, TX HFC ROLs[3]	8.919		12/1/40	3,334,788
27,000,000	IA Tobacco Settlement Authority ROLs[3]	3.508		6/1/46	292,950
39,155,000	Lehigh County, PA GPA ROLs[3]	1.055		8/15/42	4,990,305
5,550,000	Lehigh County, PA GPA ROLs[3]	0.097		8/15/33	(2,004,938)
4,330,000	Long Beach, CA Harbor DRIVERS	10.430		5/15/27	2,637,403
2,750,000	Los Angeles, CA Unified School District ROLs[3]	—	[4]	7/1/32	2,281,510
10,915,000	MA Educational Financing Authority ROLs[3]	12.504		1/1/30	10,593,226
5,250,000	MA HFA ROLs[3]	7.792		6/1/49	3,759,578
4,165,000	MA HFA ROLs[3]	7.966		12/1/49	3,058,151
22,040,000	MA HFA ROLs[3]	10.062		7/1/25	19,709,050
1,973,645	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.) ROLs [3]	10.028		11/1/38	614,277
23,315,000	NE Central Plains Gas Energy ROLs[3]	5.501		12/1/26	(36,418,030)
258,765,000	NJ Tobacco Settlement Financing Corp. Custodial Receipts[3]	1.813		6/1/41	80,343,945
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	2.276		6/1/29	25,600,529
108,460,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	1.823		6/1/34	36,123,688
3,210,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	14.791		10/1/47	1,161,314
6,785,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	4.809		10/1/48	3,793,968
1,557,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	11.172		12/1/39	1,307,164
24,090,000	San Antonio, TX Convention Center ROLs[3]	2.167		7/15/39	13,155,067
1,740,000	San Antonio, TX HFC (Multifamily Hsg.) ROLs[3]	14.494		7/20/47	534,946
F60  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$1,700,000	San Jacinto, TX Community College District ROLs[3]	—%[4]		2/15/33	$1,541,900
2,500,000	San Jacinto, TX Community College District ROLs[3]	—	[4]	2/15/38	2,358,750
4,335,000	San Francisco, CA Bay Area Toll Authority ROLs	—	[4]	4/1/47	3,531,941
2,730,000	Sayre, PA Health Care Facilities Authority ROLs[3]	—		12/1/24	(2,373,599)
4,920,000	Sayre, PA Health Care Facilities Authority ROLs[3]	—		12/1/31	(3,554,700)
15,385,000	SD Educational Enhancement Funding Corp. Tobacco Settlement ROLs[3]	2.368		6/1/32	5,026,895
3,995,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	10.717		12/1/38	3,861,128
32,265,000	Southern CA Tobacco Securitization Authority ROLs[3]	2.553		6/1/46	11,089,803
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	—	[4]	11/15/29	3,639,790
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	—	[4]	11/15/29	9,132,060
3,375,000	TX Dept. of Hsg. & Community Affairs (Multifamily Hsg.) ROLs[3]	8.780		6/20/47	2,349,439
111,615,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	9.275		12/15/17	78,792,377
260,500,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	9.939		12/15/26	168,934,250
6,730,000	WI Hsg. & EDA DRIVERS	7.810		9/1/24	5,836,727

					$618,840,934

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F47 of the Statement of Investments.
2. Represents the current interest rate for a variable rate bond known as an “inverse floater”.
3. Security is subject to a shortfall and forbearance agreement.
4. The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the
F61   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement.
     The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $1,308,335,678.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2009, securities with an aggregate market value of $79,147,383, representing 1.92% of the Fund’s net assets, were in default.
     The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of January 31, 2009, securities with an aggregate market value of $13,091,807, representing 0.32% of the Fund’s net assets, were subject to these forbearance agreements. Principal payments of $310,000 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
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Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $316,620,819, straddle losses of $16,544 and unused capital loss carryforwards as follows:

Expiring

2014	$187,364
2016	81,480,187

Total	$81,667,551

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $912,505,635 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,834,358,929

Gross unrealized appreciation	$14,801,072
Gross unrealized depreciation	(3,918,118,269)

Net unrealized depreciation	$(3,903,317,197)

F63  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$50,860
Payments Made to Retired Trustees	45,754
Accumulated Liability as of January 31, 2009	446,282
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal
F64  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	153,925,669	$985,894,107	278,856,237	$2,916,922,847
Dividends and/or distributions reinvested	15,890,642	103,123,440	18,646,375	191,467,084
Redeemed	(149,710,623)	(988,589,974)	(264,338,488)	(2,833,866,074)

Net increase	20,105,688	$100,427,573	33,164,124	$274,523,857

Class B
Sold	3,829,913	$25,494,218	6,521,405	$67,139,700
Dividends and/or distributions reinvested	921,827	6,001,777	1,277,996	13,230,189
Redeemed	(8,887,310)	(63,252,057)	(14,920,016)	(155,784,941)

Net decrease	(4,135,570)	$(31,756,062)	(7,120,615)	$(75,415,052)

Class C
Sold	40,342,093	$264,430,777	86,844,863	$900,968,735
Dividends and/or distributions reinvested	4,824,749	31,111,939	5,305,983	54,272,275
Redeemed	(45,022,446)	(293,434,955)	(76,450,271)	(813,800,430)

Net increase	144,396	$2,107,761	15,700,575	$141,440,580

F65   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued
The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities. These fees represented less than 0.01% to the Fund’s average net assets during the period ended January 31, 2009. As of January 31, 2009, ReFlow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$341,123,395	$827,098,448
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule from Dec. 4, 2008 to Jan. 31, 2009		Fee Schedule from July 31, 2008 to Dec. 3, 2008
Up to $200 million	0.60%	Up to $200 million	0.60%
Next $100 million	0.55	Next $100 million	0.55
Next $200 million	0.50	Next$200 million	0.50
Next $250 million	0.45	Next $250 million	0.45
Next $250 million	0.40	Next $250 million	0.40
Next $10 billion	0.35	Over $1 billion	0.35
Over $11 billion	0.34
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $1,942,792 to OFS for services to the Fund.
F66  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B and Class C shares were $14,148,172 and $30,128,705, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$1,233,650	$491,935	$578,547	$344,165
F67   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended January 31, 2009 was as follows:

	Call Options
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of July 31, 2008	439	$63,477
Options closed or expired	(191)	(30,013)
Options exercised	(248)	(33,464)

Options outstanding as of January 31, 2009	—	$—

6. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to
F68  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 0.95% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2009, the Fund had borrowings outstanding at an interest rate of 1.3014%. Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance	$608,328,804
Average Daily Interest Rate	3.035%
Fees Paid	$34,932,000
Interest Paid	$9,275,954
F69  |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

notes to FINANCIAL STATEMENTS Unaudited / Continued
8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F70   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load high yield municipal debt funds. The Board noted that the Fund’s five-year and ten-year performance for periods ended December 31, 2007, were better than its peer group median although its one-year and three-year performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and high yield municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
24   |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s evaluation, the Manager agreed to a revised breakpoint schedule. Effective September 1, 2008 the Fund pays the Manager an advisory fee at the following annual rate that declines as the Fund’s assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, 0.35% of the next $10 billion, and 0.34% of average annual net assets in excess over $11 billion.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
25   |   OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
26   |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Multi-State Municipal Trust

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/12/2009